UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-23235

                                   Morningstar Funds Trust

(Exact name of registrant as specified in charter)

Morningstar Funds Trust

22 W. Washington Street

                Chicago, IL 60602

(Address of principal executive offices) (Zip code)

Patrick J. Maloney

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

With a copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

            Washington, District of Columbia, 20036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 696-6000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments

Morningstar U.S. Equity Fund

	Number of Shares	Value

Common Stocks – 89.8%
Advertising – 0.4%
Interpublic Group of (The) Cos., Inc.	21,267	$483,824
Omnicom Group, Inc.	13,603	1,059,402
		1,543,226

Aerospace/Defense – 1.4%
Barnes Group, Inc.	18,628	1,100,542
Kaman Corp.	17,741	1,048,848
Lockheed Martin Corp.	1,714	496,529
Northrop Grumman Corp.	5,260	1,449,393
United Technologies Corp.	7,700	909,139
		5,004,451

Agriculture – 0.8%
Altria Group, Inc.	8,730	430,826
Archer-Daniels-Midland Co.	9,316	418,288
Philip Morris International, Inc.	25,544	1,959,736
		2,808,850

Airlines – 0.5%
Alaska Air Group, Inc.	9,371	599,276
Allegiant Travel Co.	2,098	272,740
United Continental Holdings, Inc.*	10,438	910,924
		1,782,940

Apparel – 0.6%
Hanesbrands, Inc.	51,282	768,717
Oxford Industries, Inc.	4,623	354,030
VF Corp.	11,253	947,165
		2,069,912

Auto Manufacturers – 0.9%
General Motors Co.	85,117	3,321,265

Auto Parts & Equipment – 1.4%
Altra Industrial Motion Corp.	20,282	620,832
Aptiv PLC	8,664	685,582
BorgWarner, Inc.	33,124	1,354,771
Douglas Dynamics, Inc.	9,575	338,955
Gentherm, Inc.*	4,105	174,709
Goodyear Tire & Rubber (The) Co.	82,579	1,749,849
Lear Corp.	1,291	198,724
		5,123,422

Banks – 8.4%
Bank of America Corp.	82,702	2,354,526
Bank of New York Mellon (The) Corp.	18,533	969,647

	Number of Shares	Value

Banks (Continued)
Bank OZK	25,981	$788,264
BankUnited, Inc.	43,712	1,477,903
BOK Financial Corp.	6,314	524,757
Citigroup, Inc.	73,271	4,723,049
City Union Bank Ltd. (India)	164,091	441,327
Columbia Banking System, Inc.	10,370	381,097
Eagle Bancorp, Inc.*	17,733	973,187
First Republic Bank	10,159	981,664
Glacier Bancorp, Inc.	4,760	200,777
Goldman Sachs Group (The), Inc.	7,542	1,493,391
Great Western Bancorp, Inc.	10,460	369,133
Heritage Commerce Corp.	13,805	183,192
Independent Bank Corp.	7,538	601,382
JPMorgan Chase & Co.	40,737	4,216,279
LegacyTexas Financial Group, Inc.	9,530	379,675
Metro Bank PLC (United Kingdom)*	21,065	301,074
PNC Financial Services Group (The), Inc.	8,781	1,077,165
Popular, Inc. (Puerto Rico)	6,991	381,779
Renasant Corp.	10,555	374,914
ServisFirst Bancshares, Inc.	10,315	348,131
South State Corp.	5,835	387,152
State Street Corp.	9,607	681,136
SVB Financial Group*	3,441	803,061
Texas Capital Bancshares, Inc.*	4,848	282,493
U.S. Bancorp	35,183	1,799,962
Webster Financial Corp.	12,046	649,038
Wells Fargo & Co.	48,369	2,365,728
		30,510,883

Beverages – 2.1%
Anheuser-Busch InBev S.A./N.V. ADR (Belgium)	19,998	1,528,647
Coca-Cola (The) Co.	23,342	1,123,451
Cott Corp.	110,464	1,676,844
Diageo PLC (United Kingdom)	28,429	1,085,034
Farmer Brothers Co.*	29,194	718,172
Molson Coors Brewing Co., Class B	18,354	1,222,560
PepsiCo, Inc.	3,781	426,005
		7,780,713

Biotechnology – 2.3%
Abcam PLC (United Kingdom)	33,060	576,227

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Biotechnology (Continued)
Alexion Pharmaceuticals, Inc.*	10,902	$1,340,510
Biogen, Inc.*	5,223	1,743,333
BioMarin Pharmaceutical, Inc.*	10,082	989,750
Bio-Rad Laboratories, Inc., Class A*	6,601	1,649,392
Celgene Corp.*	11,054	977,837
Regeneron Pharmaceuticals, Inc.*	2,056	882,579
Sangamo Therapeutics, Inc.*	15,700	183,533
		8,343,161

Building Materials – 1.1%
Apogee Enterprises, Inc.	5,284	180,026
Continental Building Products, Inc.*	13,375	352,297
Johnson Controls International PLC	40,257	1,359,479
Owens Corning	8,135	426,193
Trex Co., Inc.*	16,743	1,167,992
Universal Forest Products, Inc.	11,965	368,761
		3,854,748

Chemicals – 3.2%
Axalta Coating Systems Ltd.*	46,493	1,191,151
Balchem Corp.	11,218	931,318
DowDuPont, Inc.	86,373	4,647,731
Innospec, Inc.	5,530	388,593
Linde PLC (Moscow Exchange) (United Kingdom)	7,896	1,287,127
PPG Industries, Inc.	13,921	1,467,830
RPM International, Inc.	6,132	350,505
Sherwin-Williams (The) Co.	1,825	769,274
Valvoline, Inc.	20,634	456,218
		11,489,747

Commercial Services – 3.4%
Aaron’s, Inc.	5,674	284,040
Avis Budget Group, Inc.*	9,539	254,119
Cimpress N.V. (Netherlands)*	5,690	473,237
Ecolab, Inc.	10,069	1,592,614
Equifax, Inc.	5,475	585,935
Euronet Worldwide, Inc.*	13,252	1,524,113
Healthcare Services Group, Inc.	17,200	750,264
HealthEquity, Inc.*	8,222	512,559

	Number of Shares	Value

Commercial Services (Continued)
IHS Markit Ltd.*	22,012	$1,142,863
Monro, Inc.	16,756	1,200,735
Moody’s Corp.	3,529	559,382
Paylocity Holding Corp.*	6,871	488,047
PayPal Holdings, Inc.*	18,488	1,640,995
Verisk Analytics, Inc.*	3,362	394,732
Worldpay, Inc., Class A*	13,083	1,092,169
		12,495,804

Computers – 2.6%
Accenture PLC, Class A	15,329	2,353,768
Amdocs Ltd.	3,195	178,537
Apple, Inc.	25,380	4,224,247
Cognizant Technology Solutions Corp., Class A	6,196	431,737
DXC Technology Co.	5,101	327,076
EPAM Systems, Inc.*	5,958	842,938
Nutanix, Inc., Class A*	19,575	1,002,827
		9,361,130

Cosmetics/Personal Care – 0.2%
Colgate-Palmolive Co.	2,689	173,925
Coty, Inc., Class A*	34,520	267,875
Procter & Gamble (The) Co.	2,391	230,660
		672,460

Distribution/Wholesale – 1.3%
Copart, Inc.*	18,136	918,226
Fastenal Co.	10,613	641,662
HD Supply Holdings, Inc.*	4,082	171,199
Pool Corp.	7,246	1,086,248
SiteOne Landscape Supply, Inc.*	6,513	347,143
W.W. Grainger, Inc.	5,968	1,762,887
		4,927,365

Diversified Financial Services – 3.8%
American Express Co.	19,701	2,023,293
BlackRock, Inc.	5,209	2,162,152
Charles Schwab (The) Corp.	34,439	1,610,712
Credit Acceptance Corp.*	1,944	773,751
Discover Financial Services	16,162	1,090,773
Franklin Resources, Inc.	16,265	481,607
Hamilton Lane, Inc., Class A	14,875	539,516
Houlihan Lokey, Inc.	4,165	184,259
Mr. Cooper Group, Inc.*	39,933	614,569
Nasdaq, Inc.	10,276	904,699
T. Rowe Price Group, Inc.	3,799	355,054
Visa, Inc., Class A	22,367	3,019,769
		13,760,154

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Electric – 1.3%
CenterPoint Energy, Inc.	47,498	$1,468,638
Duke Energy Corp.	17,195	1,509,377
FirstEnergy Corp.	4,427	173,538
NorthWestern Corp.	5,670	362,370
Southern (The) Co.	21,070	1,024,002
Xcel Energy, Inc.	7,355	385,108
		4,923,033

Electrical Component & Equipment – 0.1%
Novanta, Inc.*	5,165	359,897

Electronics – 1.8%
Avnet, Inc.	15,132	623,439
Fluidigm Corp.*	197,702	1,710,122
Honeywell International, Inc.	21,737	3,122,085
OSI Systems, Inc.*	2,285	204,942
Sensata Technologies Holding PLC*	17,996	854,810
		6,515,398

Engineering & Construction – 0.1%
Comfort Systems USA, Inc.	7,770	372,727

Entertainment – 0.5%
Red Rock Resorts, Inc., Class A	58,994	1,497,268
Vail Resorts, Inc.	2,446	460,484
		1,957,752

Environmental Control – 0.1%
Stericycle, Inc.*	8,017	353,389

Food – 3.3%
B&G Foods, Inc.	12,354	329,358
Conagra Brands, Inc.	81,901	1,772,337
Danone S.A. (France)	5,176	376,667
Flowers Foods, Inc.	29,654	582,998
General Mills, Inc.	17,330	770,145
Hostess Brands, Inc.*	33,075	380,032
J&J Snack Foods Corp.	2,660	410,571
JM Smucker (The) Co.	3,084	323,450
McCormick & Co., Inc. (Non Voting)	4,377	541,172
Nestle S.A. (Switzerland)(a)	14,714	1,282,824
Nomad Foods Ltd. (United Kingdom)*	11,270	206,579
Post Holdings, Inc.*	33,379	3,098,239
TreeHouse Foods, Inc.*	34,943	2,039,273
		12,113,645

Forest Products & Paper – 0.4%
International Paper Co.	27,107	1,285,685

	Number of Shares	Value

Gas – 0.4%
South Jersey Industries, Inc.	11,815	$351,851
UGI Corp.	21,563	1,229,738
		1,581,589

Hand/Machine Tools – 0.2%
Stanley Black & Decker, Inc.	5,446	688,592

Healthcare - Products – 2.7%
Abbott Laboratories	14,363	1,048,212
Boston Scientific Corp.*	31,476	1,200,809
Cantel Medical Corp.	10,186	829,344
CONMED Corp.	5,365	377,428
Danaher Corp.	11,202	1,242,526
Medtronic PLC (Ireland)	24,281	2,146,197
Thermo Fisher Scientific, Inc.	11,594	2,848,298
		9,692,814

Healthcare - Services – 2.1%
Ensign Group (The), Inc.	18,068	787,223
ICON PLC*	7,846	1,097,498
Medpace Holdings, Inc.*	6,540	421,176
Quest Diagnostics, Inc.	32,277	2,819,396
UnitedHealth Group, Inc.	9,613	2,597,433
		7,722,726

Home Builders – 0.4%
Installed Building Products, Inc.*	8,965	377,516
NVR, Inc.*	446	1,186,360
		1,563,876

Household Products/Wares – 0.2%
Kimberly-Clark Corp.	2,380	265,084
Reckitt Benckiser Group PLC (United Kingdom)	4,905	377,414
		642,498

Insurance – 4.8%
American International Group, Inc.	82,045	3,546,805
Aon PLC	10,185	1,591,203
Argo Group International Holdings Ltd.	3,000	200,220
Athene Holding Ltd., Class A*	25,865	1,109,608
Brighthouse Financial, Inc.*	16,886	630,523
Chubb Ltd.	11,784	1,567,861
Employers Holdings, Inc.	4,670	197,868
Enstar Group Ltd.*	1,963	349,414

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Insurance (Continued)
Hartford Financial Services Group (The), Inc.	16,565	$777,230
Loews Corp.	47,738	2,286,650
Mercury General Corp.	3,840	198,528
MetLife, Inc.	19,309	881,842
Reinsurance Group of America, Inc.	2,276	328,768
RenaissanceRe Holdings Ltd.	5,125	707,404
Safety Insurance Group, Inc.	2,055	169,147
Travelers (The) Cos., Inc.	12,390	1,555,441
Willis Towers Watson PLC	9,239	1,504,017
		17,602,529

Internet – 4.6%
Alibaba Group Holding Ltd. ADR (China)*	6,035	1,016,837
Alphabet, Inc., Class A*	929	1,045,952
Alphabet, Inc., Class C*	2,329	2,600,026
Amazon.com, Inc.*	3,025	5,199,158
Facebook, Inc., Class A*	23,401	3,900,713
Palo Alto Networks, Inc.*	6,761	1,452,398
Proofpoint, Inc.*	6,402	652,172
Q2 Holdings, Inc.*	8,124	482,809
Wayfair, Inc., Class A*	3,212	351,585
		16,701,650

Leisure Time – 0.3%
Camping World Holdings, Inc., Class A	23,767	337,016
Harley-Davidson, Inc.	2,645	97,495
Planet Fitness, Inc., Class A*	9,748	564,604
		999,115

Lodging – 0.1%
Marcus (The) Corp.	8,010	357,006

Machinery - Construction & Mining – 0.3%
Caterpillar, Inc.	7,847	1,044,907

Machinery - Diversified – 0.5%
Alamo Group, Inc.	2,105	181,304
Albany International Corp., Class A	5,145	353,256
Columbus McKinnon Corp.	5,211	188,638
Deere & Co.	2,633	431,812
Kadant, Inc.	6,585	561,700
		1,716,710

Media – 1.8%
Comcast Corp., Class A	100,407	3,671,884

	Number of Shares	Value

Media (Continued)
Liberty Media Corp.-Liberty Formula One, Class C*	25,932	$813,487
Walt Disney (The) Co.	17,861	1,991,859
		6,477,230

Metal Fabricate/Hardware – 0.4%
RBC Bearings, Inc.*	7,402	1,031,987
Sun Hydraulics Corp.	14,964	530,025
		1,562,012

Miscellaneous Manufacturing – 2.5%
3M Co.	4,611	923,583
Colfax Corp.*	20,226	500,594
Eaton Corp. PLC	40,922	3,120,302
Illinois Tool Works, Inc.	8,190	1,124,569
Ingersoll-Rand PLC	7,369	737,195
Lydall, Inc.*	7,360	195,187
Parker-Hannifin Corp.	3,853	635,013
Textron, Inc.	33,092	1,761,487
		8,997,930

Office Furnishings – 0.2%
Interface, Inc.	22,075	362,251
Knoll, Inc.	17,325	349,272
		711,523

Oil & Gas – 3.5%
Callon Petroleum Co.*	46,685	380,016
Chevron Corp.	5,833	668,753
Cimarex Energy Co.	22,729	1,712,403
EOG Resources, Inc.	7,577	751,638
Exxon Mobil Corp.	22,429	1,643,597
Hess Corp.	26,487	1,430,298
Jagged Peak Energy, Inc.*	26,135	275,202
Noble Energy, Inc.	27,788	620,784
Occidental Petroleum Corp.	58,548	3,909,835
Penn Virginia Corp.*	5,090	267,021
Pioneer Natural Resources Co.	4,740	674,597
SRC Energy, Inc.*	59,755	293,995
		12,628,139

Oil & Gas Services – 0.6%
ProPetro Holding Corp.*	17,195	280,966
Schlumberger Ltd.	45,727	2,021,591
		2,302,557

Packing & Containers – 0.0%(b)
Crown Holdings, Inc.*	3,542	180,642

Pharmaceuticals – 4.5%
Cigna Corp.	6,226	1,244,017

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Pharmaceuticals (Continued)
Johnson & Johnson	37,395	$4,976,527
McKesson Corp.	4,569	585,974
Merck & Co., Inc.	11,808	878,869
Neogen Corp.*	11,523	701,866
Novartis A.G. (Switzerland)(a)	2,310	201,665
Pfizer, Inc.	136,602	5,798,755
Roche Holding A.G. (Genusschein) (Switzerland)	1,323	351,965
Zoetis, Inc.	19,981	1,721,563
		16,461,201

Real Estate – 0.1%
Jones Lang LaSalle, Inc.	2,884	413,594

Real Estate Investment Trusts – 2.2%
American Campus Communities, Inc.	22,764	1,047,599
Americold Realty Trust	12,460	365,327
Columbia Property Trust, Inc.	9,010	198,851
CubeSmart	38,290	1,185,075
Easterly Government Properties, Inc.	20,460	367,462
Equinix, Inc.	3,524	1,388,456
Mid-America Apartment Communities, Inc.	8,740	885,187
Monmouth Real Estate Investment Corp.	62,605	860,193
PotlatchDeltic Corp.	7,660	282,501
Public Storage	1,510	320,905
RPT Realty	21,005	274,955
STAG Industrial, Inc.	13,170	363,097
Summit Hotel Properties, Inc.	32,480	362,802
Terreno Realty Corp.	3,025	122,029
		8,024,439

Retail – 2.9%
BJ’s Wholesale Club Holdings, Inc.*	7,300	192,063
Bloomin’ Brands, Inc.	20,735	382,146
Children’s Place (The), Inc.	3,845	372,042
Chipotle Mexican Grill, Inc.*	1,877	994,078
Costco Wholesale Corp.	6,327	1,357,964
Dollar General Corp.	4,167	480,997
Five Below, Inc.*	6,335	783,830
Floor & Decor Holdings, Inc., Class A*	10,785	369,818
Home Depot (The), Inc.	8,604	1,579,092
Lowe’s Cos., Inc.	18,981	1,825,213

	Number of Shares	Value

Retail (Continued)
Ollie’s Bargain Outlet Holdings, Inc.*	10,070	$787,172
Yum China Holdings, Inc. (China)	37,521	1,367,640
		10,492,055

Savings & Loans – 0.1%
Berkshire Hills Bancorp, Inc.	12,365	336,946

Semiconductors – 3.0%
Analog Devices, Inc.	6,014	594,544
Brooks Automation, Inc.	9,340	290,754
Intel Corp.	93,840	4,421,741
Monolithic Power Systems, Inc.	7,062	893,767
NVIDIA Corp.	5,245	753,969
QUALCOMM, Inc.	23,946	1,185,806
Texas Instruments, Inc.	28,126	2,831,725
		10,972,306

Software – 5.4%
Adobe, Inc.*	9,204	2,280,935
Akamai Technologies, Inc.*	23,546	1,532,845
Altair Engineering, Inc., Class A*	8,419	272,607
DocuSign, Inc.*	7,930	392,139
Envestnet, Inc.*	12,963	703,243
Fidelity National Information Services, Inc.	9,079	949,028
Fiserv, Inc.*	12,136	1,006,438
Five9, Inc.*	6,814	348,400
Guidewire Software, Inc.*	8,252	715,283
InterXion Holding N.V. (Netherlands)*	10,528	632,101
Microsoft Corp.	33,202	3,467,285
Omnicell, Inc.*	5,710	371,892
Oracle Corp.	35,725	1,794,467
Red Hat, Inc.*	7,372	1,311,037
Splunk, Inc.*	12,191	1,521,924
Tyler Technologies, Inc.*	3,730	705,679
Ultimate Software Group (The), Inc.*	2,498	682,129
VMware, Inc., Class A	6,218	939,353
		19,626,785

Telecommunications – 2.3%
AT&T, Inc.	120,821	3,631,879
CommScope Holding Co., Inc.*	66,720	1,395,115
Juniper Networks, Inc.	23,473	608,890
Nokia OYJ ADR (Finland)	321,467	2,041,315

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Telecommunications (Continued)
Verizon Communications, Inc.	7,258	$399,626
Viavi Solutions, Inc.*	33,010	367,071
		8,443,896

Transportation – 1.7%
Canadian National Railway Co. (Canada)	5,805	484,834
Hub Group, Inc., Class A*	12,397	551,790
Kirby Corp.*	16,655	1,247,626
Knight-Swift Transportation Holdings, Inc.	19,516	619,633
Old Dominion Freight Line, Inc.	5,453	741,226
Union Pacific Corp.	6,343	1,008,981
United Parcel Service, Inc., Class B	15,790	1,664,266
		6,318,356

Total Common Stocks (Cost $322,954,853)		326,995,380

	Number of Shares	Value
Investment Companies – 6.7%
Global X MLP & Energy Infrastructure ETF	1,921,722	$24,386,652

Total Investment Companies (Cost $22,987,211)		24,386,652

Short-Term Investments – 3.8%
Northern Institutional Funds - Treasury Portfolio (Shares), 2.30%(c)	14,045,882	14,045,882

Total Short-Term Investments (Cost $14,045,882)		14,045,882

Total Investments – 100.3% (Cost $359,987,946)		365,427,914

Liabilities less Other Assets – (0.3)%		(1,252,011)

NET ASSETS – 100.0%		$364,175,903

All securities are United States companies, unless noted otherwise in parentheses.

(a)    Security sold outside United States without registration under the Securities Act of 1933.

(b)    Amount rounds to less than 0.05%.

(c)    7-day current yield as of January 31, 2019 is disclosed.

*     Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

PLC	Public Limited Company

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Investments in Securities:
Common Stocks	$322,001,183	$4,994,197	$—	$326,995,380
Investment Companies	24,386,652	—	—	24,386,652
Short-Term Investments	14,045,882	—	—	14,045,882

Total Investments	$360,433,717	$4,994,197	$—	$365,427,914

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments

Morningstar International Equity Fund

	Number of Shares	Value
Common Stocks – 81.0%

Advertising – 1.4%
Dentsu, Inc. (Japan)	13,700	$649,847
Publicis Groupe S.A. (France)	23,700	1,447,122
WPP PLC (United Kingdom)	138,300	1,582,639
		3,679,608

Aerospace/Defense – 0.1%
Meggitt PLC (United Kingdom)	58,200	394,176

Agriculture – 0.3%
British American Tobacco Malaysia Bhd. (Malaysia)	35,700	335,325
KT&G Corp. (South Korea)	3,986	354,921
		690,246

Airlines – 0.7%
Ryanair Holdings PLC ADR (Ireland)*	25,765	1,829,315

Apparel – 0.4%
adidas A.G. (Germany)	4,413	1,050,035
LVMH Moet Hennessy Louis Vuitton S.E. (France)	236	75,709
		1,125,744

Auto Manufacturers – 3.6%
Bayerische Motoren Werke A.G. (Germany)	36,865	3,105,893
Daimler A.G. (Germany)(a)	55,305	3,276,211
Maruti Suzuki India Ltd. (India)	1,318	123,427
Toyota Motor Corp. (Japan)	22,600	1,391,033
Volvo AB, Class B (Sweden)	105,600	1,521,683
		9,418,247

Auto Parts & Equipment – 2.0%
Continental A.G. (Germany)	17,720	2,800,407
Hyundai Mobis Co. Ltd. (South Korea)	3,045	616,817
Valeo S.A. (France)	41,900	1,310,785
Weichai Power Co. Ltd., Class H (China)	504,000	680,218
		5,408,227

Banks – 13.4%
Absa Group Ltd. (South Africa)	9,685	135,913
Al Rajhi Bank (Saudi Arabia)	6,971	188,338
Axis Bank Ltd. (India)*	157,341	1,603,108

	Number of Shares	Value

Banks (Continued)
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	309,838	$1,838,937
Banco do Brasil S.A. (Brazil)*	111,400	1,585,215
Banco Santander Chile ADR (Chile)	10,356	334,913
Bank Central Asia Tbk PT (Indonesia)	245,800	497,232
Bank Mandiri Persero Tbk PT (Indonesia)	3,739,500	2,004,088
BNP Paribas S.A. (France)	73,500	3,463,763
China Construction Bank Corp., Class H (China)	2,053,000	1,849,346
Commercial International Bank Egypt S.A.E. GDR (Egypt)(a)	86,730	421,074
Credicorp Ltd. (Peru)	1,566	380,193
Credit Suisse Group A.G. (Switzerland)*(a)	244,600	2,973,199
DBS Group Holdings Ltd. (Singapore)	108,600	1,935,531
First Abu Dhabi Bank PJSC (United Arab Emirates)	68,437	274,975
FirstRand Ltd. (South Africa)	72,511	381,029
Habib Bank Ltd. (Pakistan)	104,200	112,253
HDFC Bank Ltd. ADR (India)	11,527	1,132,182
HSBC Holdings PLC (United Kingdom)	96,074	808,967
ICICI Bank Ltd. ADR (India)	88,862	907,281
Intesa Sanpaolo S.p.A. (Italy)	1,309,500	2,996,302
Kasikornbank PCL (Thailand)(a)	54,800	355,020
Komercni banka A.S. (Czech Republic)	1,586	63,947
Lloyds Banking Group PLC (United Kingdom)	4,057,700	3,093,451
Nedbank Group Ltd. (South Africa)	20,008	433,028
OTP Bank Nyrt. (Hungary)	21,324	879,691
Royal Bank of Scotland Group PLC (United Kingdom)	576,200	1,827,830
Sberbank of Russia PJSC (Russia)	371,469	1,236,173
Sberbank of Russia PJSC (Frankfurt Exchange) (Russia)	74,960	250,569
Sberbank of Russia PJSC ADR (Russia)	60,546	823,351

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Banks (Continued)
Standard Bank Group Ltd. (South Africa)	29,933	$442,251
Yes Bank Ltd. (India)	60,739	166,757
		35,395,907

Beverages – 1.7%
Ambev S.A. ADR (Brazil)	338,098	1,626,251
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,298	99,171
China Resources Beer Holdings Co. Ltd. (China)	40,000	140,590
Diageo PLC (United Kingdom)	45,298	1,728,864
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	7,633	694,756
Kweichow Moutai Co. Ltd., Class A (China)	1,600	165,171
Pernod Ricard S.A. (France)	500	82,957
		4,537,760

Building Materials – 1.2%
Anhui Conch Cement Co. Ltd., Class H (China)	155,500	847,994
LafargeHolcim Ltd. (Switzerland)*(a)	35,700	1,678,892
Loma Negra Cia Industrial Argentina S.A. ADR (Argentina)*	4,800	62,208
PPC Ltd. (South Africa)*	267,735	112,029
Semen Indonesia Persero Tbk PT (Indonesia)	433,300	393,759
		3,094,882

Chemicals – 1.7%
Air Liquide S.A. (France)	6,299	764,696
Akzo Nobel N.V. (Netherlands)	5,430	467,346
Linde PLC (United Kingdom)	7,627	1,237,022
Novozymes A/S, Class B (Denmark)	13,786	576,492
Sasol Ltd. (South Africa)	19,258	582,636
Symrise A.G. (Germany)	11,018	915,166
		4,543,358

Coal – 0.1%
China Shenhua Energy Co. Ltd., Class H (China)	153,000	389,396

Commercial Services – 1.9%
Ashtead Group PLC (United Kingdom)	57,000	1,445,805
Brambles Ltd. (Australia)	13,800	107,073

	Number of Shares	Value

Commercial Services (Continued)
Bureau Veritas S.A. (France)	39,500	$877,530
CCR S.A. (Brazil)	157,700	643,725
Cielo S.A. (Brazil)	174,600	571,813
DP World Ltd. (United Arab Emirates)	5,511	98,096
Experian PLC (United Kingdom)	4,600	115,495
G4S PLC (United Kingdom)	265,500	680,833
SGS S.A. (Switzerland)(a)	141	340,380
TAL Education Group ADR (China)*	1,600	49,648
		4,930,398

Computers – 1.3%
Check Point Software Technologies Ltd. (Israel)*	17,890	2,002,249
Infosys Ltd. (India)	12,779	134,666
Infosys Ltd. ADR (India)	34,984	377,827
StoneCo Ltd., Class A (Brazil)*	3,700	81,844
Tata Consultancy Services Ltd. (India)	26,083	739,874
		3,336,460

Cosmetics/Personal Care – 1.8%
AMOREPACIFIC Group (South Korea)	612	37,817
LG Household & Health Care Ltd. (South Korea)	738	839,679
L’Oreal S.A. (France)	8,111	1,954,956
Unicharm Corp. (Japan)	22,300	690,132
Unilever PLC (United Kingdom)	21,598	1,134,631
		4,657,215

Distribution/Wholesale – 0.4%
Ferguson PLC	14,285	956,569

Diversified Financial Services – 1.3%
B3 S.A. - Brasil Bolsa Balcao (Brazil)*	9,700	83,769
Housing Development Finance Corp. Ltd. (India)	16,013	433,932
KB Financial Group, Inc. (South Korea)	9,538	409,822
Schroders PLC (United Kingdom)	52,000	1,783,812
Shinhan Financial Group Co. Ltd. (South Korea)	19,214	743,161
		3,454,496

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value
Electric – 0.1%
China Longyuan Power Group Corp. Ltd., Class H (China)	100,000	$74,861
Huaneng Renewables Corp. Ltd., Class H (China)	306,000	88,241
NTPC Ltd. (India)	30,226	59,433
Power Grid Corp. of India Ltd. (India)	42,792	113,703
		336,238

Electronics – 0.6%
AAC Technologies Holdings, Inc. (China)	65,000	407,963
Hangzhou Hikvision Digital Technology Co. Ltd., Class A (China)	51,800	233,632
Hon Hai Precision Industry Co. Ltd. (Taiwan)	167,000	387,093
Omron Corp. (Japan)	16,100	661,199
		1,689,887

Engineering & Construction – 0.4%
Airports of Thailand PCL (Thailand)(a)	75,000	168,085
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)	605	110,080
JGC Corp. (Japan)	42,400	650,526
		928,691

Food–2.2%
Bid Corp. Ltd. (South Africa)	5,064	108,675
BIM Birlesik Magazalar A.S. (Turkey)	7,762	135,637
China Mengniu Dairy Co. Ltd. (China)*	121,000	374,781
Danone S.A. (France)	6,400	465,739
Magnit PJSC GDR (Russia)(a)	21,470	342,306
Nestle S.A. (Switzerland)	3,800	331,299
Nestle S.A. ADR (Switzerland)	27,588	2,406,777
Shoprite Holdings Ltd. (South Africa)	72,025	891,221
Uni-President Enterprises Corp. (Taiwan)	79,000	187,206
Universal Robina Corp. (Philippines)	73,400	208,752

	Number of Shares	Value

Food (Continued)
Woolworths Holdings Ltd. (South Africa)	75,371	$286,439
X5 Retail Group N.V. GDR (Russia)(a)	4,006	105,676
		5,844,508

Forest Products & Paper – 0.0%(b)
Suzano Papel e Celulose S.A. (Brazil)	8,660	109,173

Gas – 0.1%
ENN Energy Holdings Ltd. (China)	41,500	397,473

Healthcare - Products – 1.8%
Aspen Pharmacare Holdings Ltd. (South Africa)	34,058	374,377
Hengan International Group Co. Ltd. (China)	92,500	723,623
Lonza Group A.G. (Switzerland)*(a)	4,027	1,063,927
Olympus Corp. (Japan)	25,400	1,041,935
Sonova Holding A.G. (Switzerland)(a)	4,710	883,953
Sysmex Corp. (Japan)	14,000	780,455
		4,868,270

Healthcare - Services – 0.1%
Life Healthcare Group Holdings Ltd. (South Africa)	161,767	331,612

Holding Companies - Diversified – 0.3%
KOC Holding A.S. (Turkey)	122,967	412,322
Siam Cement (The) PCL (Thailand)(a)	24,100	361,555
		773,877

Home Furnishings – 0.2%
Coway Co. Ltd. (South Korea)	6,641	500,483
Midea Group Co. Ltd., Class A (China)	7,200	46,891
		547,374

Household Products/Wares – 0.4%
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)*	189,400	317,247
Reckitt Benckiser Group PLC (United Kingdom)	10,075	775,218
		1,092,465

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Insurance – 4.7%
AIA Group Ltd. (Hong Kong)	384,800	$3,474,557
Allianz S.E. (Germany)(a)	20,467	4,342,538
AMP Ltd. (Australia)	468,500	772,457
BB Seguridade Participacoes S.A. (Brazil)	87,400	744,444
Hanwha Life Insurance Co. Ltd. (South Korea)	45,574	176,539
Ping An Insurance Group Co. of China Ltd., Class H (China)	103,000	1,002,763
Sanlam Ltd. (South Africa)	141,932	902,191
Willis Towers Watson PLC	6,200	1,009,298
		12,424,787

Internet – 5.8%
58.com, Inc. ADR (China)*	1,700	107,780
Alibaba Group Holding Ltd. ADR (China)*	9,744	1,641,767
Baidu, Inc. ADR (China)*	19,722	3,404,609
Ctrip.com International Ltd. ADR (China)*	17,500	582,750
M3, Inc. (Japan)	67,600	978,373
Mail.Ru Group Ltd. GDR (Russia)*(a)	5,605	138,275
MercadoLibre, Inc. (Argentina)*	808	294,112
Naspers Ltd., Class N (South Africa)	14,160	3,275,545
NAVER Corp. (South Korea)	12,004	1,471,517
Tencent Holdings Ltd. (China)	56,900	2,532,882
Yandex N.V., Class A (Russia)*	27,334	917,876
		15,345,486

Investment Companies – 0.8%
EXOR N.V. (Netherlands)	30,200	1,930,744
GT Capital Holdings, Inc. (Philippines)	3,220	66,136
		1,996,880

Iron/Steel – 0.7%
Ternium S.A. ADR (Netherlands)	9,742	296,352
thyssenkrupp A.G. (Germany)	85,100	1,512,406
		1,808,758

Leisure Time – 0.3%
Bajaj Auto Ltd. (India)	9,055	325,955
Hero MotoCorp Ltd. (India)	13,522	498,126
		824,081

	Number of Shares	Value

Lodging – 0.5%
Accor S.A. (France)	30,600	$1,330,826

Machinery - Construction & Mining – 1.7%
Atlas Copco AB, Class A (Sweden)	59,967	1,564,500
Epiroc AB, Class A (Sweden)*	67,096	644,278
Komatsu Ltd. (Japan)	82,100	2,161,868
		4,370,646

Machinery - Diversified – 2.4%
CNH Industrial N.V. (United Kingdom)	287,400	2,824,778
FANUC Corp. (Japan)	5,800	986,473
Keyence Corp. (Japan)	2,100	1,080,693
Kubota Corp. (Japan)	90,400	1,433,206
		6,325,150

Media – 1.2%
Grupo Televisa S.A.B. ADR (Mexico)	68,600	858,186
Liberty Global PLC, Class A (United Kingdom)*	37,800	922,320
Liberty Global PLC, Class C (United Kingdom)*	53,400	1,258,104
		3,038,610

Metal Fabricate/Hardware – 0.6%
Catcher Technology Co. Ltd. (Taiwan)	59,000	454,185
SKF AB, Class B (Sweden)	64,500	1,086,452
Tenaris S.A. ADR (Netherlands)	3,450	86,146
		1,626,783

Mining – 1.2%
Alrosa PJSC (Russia)	208,700	314,140
Alrosa PJSC (Frankfurt Exchange) (Russia)	51,300	77,471
Glencore PLC (Switzerland)*	603,400	2,453,621
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	116,000	276,074
Southern Copper Corp. (Peru)	3,400	114,308
		3,235,614

Miscellaneous Manufacturing – 1.4%
Alfa Laval AB (Sweden)	44,264	1,003,546
Largan Precision Co. Ltd. (Taiwan)	5,000	635,742
Orica Ltd. (Australia)	83,500	1,042,383

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Miscellaneous Manufacturing (Continued)
Smiths Group PLC (United Kingdom)	51,900	$985,554
Sunny Optical Technology Group Co. Ltd. (China)	11,400	113,136
		3,780,361

Oil & Gas – 2.6%
Bharat Petroleum Corp. Ltd. (India)	43,192	210,574
Cenovus Energy, Inc. (Canada)	146,200	1,141,605
CNOOC Ltd. (China)	266,000	444,598
Gazprom PJSC ADR (Russia)	104,287	509,882
LUKOIL PJSC ADR (Russia)	5,288	424,098
LUKOIL PJSC ADR (London Exchange) (Russia)	11,000	883,273
Pakistan Petroleum Ltd. (Pakistan)	226,400	310,350
Royal Dutch Shell PLC, Class B (Netherlands)	48,067	1,492,417
Tupras Turkiye Petrol Rafinerileri A.S. (Turkey)	22,542	606,506
YPF S.A. ADR (Argentina)	44,857	733,412
		6,756,715

Oil & Gas Services – 0.3%
Schlumberger Ltd.	15,184	671,285

Pharmaceuticals – 3.0%
Bayer A.G. (Germany)(a)	53,198	4,032,188
Chugai Pharmaceutical Co. Ltd. (Japan)	19,500	1,151,406
CSPC Pharmaceutical Group Ltd. (China)	56,000	96,611
Grifols S.A. (Spain)	11,855	309,255
Roche Holding A.G. (Genusschein) (Switzerland)	8,404	2,235,764
		7,825,224

Real Estate – 0.1%
BR Malls Participacoes S.A. (Brazil)*	21,800	86,989
Emaar Malls PJSC (United Arab Emirates)	41,201	17,638
Multiplan Empreendimentos Imobiliarios S.A. (Brazil)*	10,300	73,540
		178,167

Retail – 3.2%
Alimentation Couche-Tard, Inc., Class B (Canada)	11,600	630,167

	Number of Shares	Value

Retail (Continued)
Astra International Tbk PT (Indonesia)	1,325,700	$804,239
Bidvest Group (The) Ltd. (South Africa)	27,174	416,772
Cie Financiere Richemont S.A. (Switzerland)(a)	17,700	1,220,025
Clicks Group Ltd. (South Africa)	8,732	129,626
CP ALL PCL (Thailand)(a)	199,500	497,235
Hennes & Mauritz AB, Class B (Sweden)	156,100	2,428,885
Lojas Renner S.A. (Brazil)	45,483	568,326
Motus Holdings Ltd. (South Africa)*	30,235	203,470
Mr Price Group Ltd. (South Africa)	3,799	63,949
President Chain Store Corp. (Taiwan)	19,000	201,806
Raia Drogasil S.A. (Brazil)*	28,500	484,888
S.A.C.I. Falabella (Chile)	20,571	165,255
SM Investments Corp. (Philippines)	19,400	370,081
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	96,301	252,962
		8,437,686

Semiconductors – 6.2%
ASM Pacific Technology Ltd. (Hong Kong)	42,700	460,062
ASML Holding N.V. (Netherlands)	8,300	1,451,401
Infineon Technologies A.G. (Germany)	65,151	1,449,185
Samsung Electronics Co. Ltd. (South Korea)	109,841	4,579,725
Samsung Electronics Co. Ltd. GDR (South Korea)	1,020	1,051,187
SK Hynix, Inc. (South Korea)	20,564	1,375,109
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	510,000	3,783,165
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	56,026	2,107,698
		16,257,532

Software – 1.9%
Dassault Systemes S.E. (France)	7,484	937,983
HCL Technologies Ltd. (India)	24,709	349,988
NetEase, Inc. ADR (China)	4,814	1,212,791

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Software (Continued)
SAP S.E. ADR (Germany)	18,310	$1,893,620
Temenos A.G. (Switzerland)*(a)	5,378	725,946
		5,120,328

Telecommunications – 2.0%
America Movil S.A.B. de C.V., Series L ADR (Mexico)	52,264	838,837
China Mobile Ltd. ADR (China)	44,625	2,341,474
Mobile TeleSystems PJSC ADR (Russia)	65,163	560,402
PLDT, Inc. ADR (Philippines)	13,210	327,740
Telekomunikasi Indonesia Persero Tbk PT ADR (Indonesia)	24,929	697,264
Vodacom Group Ltd. (South Africa)	49,349	449,046
		5,214,763

Transportation – 0.9%
Canadian National Railway Co. (Canada)	15,752	1,315,607
Imperial Logistics Ltd. (South Africa)	30,846	158,203
Kuehne + Nagel International A.G. (Switzerland)(a)	7,340	992,597
		2,466,407
Total Common Stocks (Cost $204,382,806)		213,797,661

Preferred Stocks – 1.8%
Banks – 1.0%
Banco Bradesco S.A. (Brazil)*	31,300	388,666
Grupo Aval Acciones y Valores S.A., 4.62% (Colombia)(c)	11,600	80,388
Itau Unibanco Holding S.A. ADR, 0.45% (Brazil)(c)	100,450	1,068,788
Itau Unibanco Holding S.A., 0.46% (Brazil)(c)	109,550	1,165,391
		2,703,233

	Number of Shares	Value

Chemicals – 0.2%
FUCHS PETROLUB S.E., 2.23% (Germany)(c)	9,293	$435,936

Pharmaceuticals – 0.1%
Grifols S.A. ADR, 2.41% (Spain)(c)	15,431	287,325

Semiconductors – 0.5%
Samsung Electronics Co. Ltd. GDR, 3.75% (South Korea)(a)(c)	1,301	1,085,745
Samsung Electronics Co. Ltd., 3.78% (South Korea)(c)	8,003	271,187
		1,356,932
Total Preferred Stocks (Cost $4,319,804)		4,783,426

Investment Companies – 13.8%
iShares MSCI United Kingdom ETF	1,159,380	36,508,877
Total Investment Companies (Cost $35,960,629)		36,508,877
Short-Term Investments – 3.6%
Northern Institutional Funds - Treasury Portfolio (Shares), 2.30%(d)	9,417,894	9,417,894
Total Short-Term Investments (Cost $9,417,894)		9,417,894
Total Investments – 100.2% (Cost $254,081,133)		264,507,858
Liabilities less Other Assets – (0.2)%		(499,037)
NET ASSETS – 100.0%		$264,008,821

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Security sold outside United States without registration under the Securities Act of 1933.

(b)	Amount rounds to less than 0.05%.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(d)	7-day current yield as of January 31, 2019 is disclosed.

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company

Forward Foreign Currency Contracts outstanding at January 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

06/19/19	U.S. Dollars	215,280	Swiss Francs	207,000	Northern Trust	$4,278
06/19/19	U.S. Dollars	358,959	Swiss Francs	349,000	Northern Trust	3,213
06/19/19	U.S. Dollars	696,177	Swiss Francs	681,000	Northern Trust	2,012

Net Unrealized Appreciation						$9,503

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Investments in Securities:
Common Stocks	$43,095,298	$170,702,363	$—	$213,797,661
Preferred Stocks	1,436,501	3,346,925	—	4,783,426
Investment Companies	36,508,877	—	—	36,508,877
Short-Term Investments	9,417,894	—	—	9,417,894

Total Investments	$90,458,570	$174,049,288	$—	$264,507,858

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$9,503	$—	$9,503

Total Assets - Derivative Financial Instruments	$—	$9,503	$—	$9,503

Total Derivative Financial Instruments	$—	$9,503	$—	$9,503

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments

Morningstar Global Income Fund

	Number of Shares	Value
Common Stocks – 40.7%

Aerospace/Defense – 1.1%
BAE Systems PLC (United Kingdom)	211,500	$1,422,841

Agriculture – 1.7%
Imperial Brands PLC (United Kingdom)	30,242	1,003,855
Philip Morris International, Inc.	16,305	1,250,920
		2,254,775

Auto Parts & Equipment – 1.1%
Cie Generale des Etablissements Michelin S.C.A. (France)	13,100	1,422,948

Banks – 3.7%
JPMorgan Chase & Co.	21,700	2,245,950
UBS Group A.G. (Switzerland)*(a)	77,800	1,008,577
United Overseas Bank Ltd. (Singapore)	88,100	1,651,100
		4,905,627

Building Materials – 2.1%
Johnson Controls International PLC	37,155	1,254,724
Xinyi Glass Holdings Ltd. (Hong Kong)	1,326,000	1,615,113
		2,869,837

Chemicals – 1.2%
DowDuPont, Inc.	30,500	1,641,205

Cosmetics/Personal Care – 1.7%
Unilever N.V. (United Kingdom)(a)	42,250	2,260,797

Electric – 1.8%
NextEra Energy, Inc.	13,900	2,487,822

Entertainment – 1.1%
OPAP S.A. (Greece)	147,160	1,439,729

Healthcare - Services – 1.5%
Sonic Healthcare Ltd. (Australia)	119,300	2,001,091

Insurance – 3.8%
Allianz S.E. (Germany)	8,250	1,750,424
NN Group N.V. (Netherlands)	36,950	1,560,301
Zurich Insurance Group A.G. (Switzerland)	5,560	1,745,022
		5,055,747

	Number of Shares	Value

Mining – 1.1%
MMC Norilsk Nickel PJSC ADR (Russia)	68,100	$1,430,781

Miscellaneous Manufacturing – 1.0%
Siemens A.G. (Germany)(a)	11,850	1,301,105

Oil & Gas – 5.0%
Chevron Corp.	13,800	1,582,170
LUKOIL PJSC ADR (Russia)	5,946	476,869
LUKOIL PJSC ADR (London Exchange) (Russia)	15,669	1,258,182
Royal Dutch Shell PLC, Class B ADR (Netherlands)	28,975	1,819,630
Tupras Turkiye Petrol Rafinerileri A.S. (Turkey)	59,200	1,592,812
		6,729,663

Pharmaceuticals – 4.6%
GlaxoSmithKline PLC (United Kingdom)	89,300	1,734,615
Novartis A.G. ADR (Switzerland)	25,700	2,249,264
Pfizer, Inc.	49,625	2,106,581
		6,090,460

Real Estate Investment Trusts – 2.9%
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	1,036,500	1,474,345
Welltower, Inc.	30,850	2,390,567
		3,864,912

Semiconductors – 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	205,000	1,520,684

Telecommunications – 4.2%
AT&T, Inc.	56,500	1,698,390
BCE, Inc. (Canada)	45,150	1,964,025
Cisco Systems, Inc.	40,600	1,919,974
		5,582,389
Total Common Stocks (Cost $53,183,007)		54,282,413
Investment Companies – 55.1%
Global X MLP & Energy Infrastructure ETF	731,730	9,285,654
Highland iBoxx Senior Loan ETF	230,369	4,026,850
iShares MSCI United Kingdom ETF	337,127	10,616,129

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Global Income Fund

	Number of Shares	Value
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	368,404	$8,962,707
Schwab U.S. REIT ETF	189,223	8,110,098
SPDR Bloomberg Barclays Convertible Securities ETF	184,362	9,315,812
Vanguard Intermediate-Term Bond ETF	136,545	11,278,617
Vanguard Long-Term Bond ETF	132,442	11,805,880

Total Investment Companies (Cost $71,830,197)		73,401,747

	Number of Shares	Value
Short-Term Investments – 5.7%
Northern Institutional Funds - Treasury Portfolio (Shares), 2.30%(b)	7,654,992	$7,654,992

Total Short-Term Investments (Cost $7,654,992)		7,654,992

Total Investments – 101.5% (Cost $132,668,196)		135,339,152

Liabilities less Other Assets – (1.5)%		(2,062,614)

NET ASSETS – 100.0%		$133,276,538

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Security sold outside United States without registration under the Securities Act of 1933.

(b)	7-day current yield as of January 31, 2019 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
UCITS	Undertakings for Collective Investment in Transferable Securities

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Investments in Securities:
Common Stocks	$30,254,014	$24,028,399	$—	$54,282,413
Investment Companies	73,401,747	—	—	73,401,747
Short-Term Investments	7,654,992	—	—	7,654,992

Total Investments	$111,310,753	$24,028,399	$—	$135,339,152

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments

Morningstar Total Return Bond Fund

	Par(a)	Value
Long Positions – 120.6%
Asset-Backed Securities – 6.3%
Automobile – 0.2%
Hertz Vehicle Financing II L.P., Series 2018-1A, Class A, 3.29%, 2/25/24(b)	$500,000	$491,785

Automobile Floor Plan – 0.0%(c)
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.06%, 11/15/30	100,000	101,528

Commercial Mortgage-Backed Securities – 2.1%
BANK, Series 2017-BNK7, Class A5, 3.43%, 9/15/60	100,000	99,598
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.47%, 1/12/45(d)(e)	118,436	118,713
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, (ICE LIBOR USD 1M + 1.07%, 1.07% Floor), 12/15/37(f)	590,000	590,738
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (ICE LIBOR USD 1M + 1.75%, 1.75% Floor), 12/15/37(f)	100,000	100,250
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class D, 4.95%, 5/10/49(b)(d)(e)	250,000	241,525
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4, 3.33%, 4/15/49	260,000	259,191
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 4/15/51	230,000	237,573
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M2, (ICE LIBOR USD 1M + 4.90%), 7.41%, 11/25/24(e)	263,890	296,409
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M1, (ICE LIBOR USD 1M + 0.95%), 3.46%, 10/25/29(e)	325,210	325,732

	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Government National Mortgage Association, Series 2014-H20, Class FA, (ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 12.33% Cap), 2.78%, 10/20/64(e)	$314,852	$314,878
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28(b)(d)(e)	100,000	98,309
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class E, (ICE LIBOR USD 1M + 1.50%, 1.75% Floor), 4.01%, 7/15/32(b)(e)	110,000	108,929
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43%, 8/10/50	220,000	218,149
GS Mortgage Securities Trust, Series 2017-GS7, Class E, 3.00%, 8/10/50(b)	70,000	56,063
GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	238,988
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.49%, 7/15/50	235,000	235,190
Morgan Stanley Capital I Trust, Series 2006-T21, Class AJ, 5.27%, 10/12/52(d)(e)	38,884	38,986
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53%, 6/15/50	76,900	76,952
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, (ICE LIBOR USD 1M + 0.95%, 1.94% Floor), 3.46%, 6/15/33(b)(e)	493,000	492,383
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	240,000	242,508
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	312,488
		4,703,552

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Home Equity – 0.6%
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1, (ICE LIBOR USD 1M + 0.87%, 0.58% Floor), 3.38%, 11/25/34(e)	$895,242	$887,777
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (ICE LIBOR USD 1M + 0.37%, 0.37% Floor, 14.00% Cap), 2.88%, 8/25/35(e)	437,269	416,495
		1,304,272

Other – 1.7%
Ajax Mortgage Loan Trust, Series 2018-F, Class A, 4.37%, 11/25/58(b)(d)(e)	209,572	208,563
Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.37%, 6/25/57(b)(d)(e)	100,000	99,540
AMMC CLO LTD., Series 2017-21A, Class A, (ICE LIBOR USD 3M + 1.25%), 3.99%, 11/02/30(b)(e)	250,000	249,320
Atrium IX, (ICE LIBOR USD 3M + 1.24%), 3.95%, 5/28/30(b)(e)	500,000	499,144
Babson CLO Ltd., Series 2015-IA, Class AR, (ICE LIBOR USD 3M + 0.99%, 0.99% Floor), 3.75%, 1/20/31(b)(e)	250,000	246,939
Ballyrock CLO Ltd., Series 2018-1A, Class A1, (ICE LIBOR USD 3M + 1.00%), 3.76%, 4/20/31(b)(e)	250,000	245,073
BlueMountain CLO Ltd., Series 2015-3A, Class A1R, (ICE LIBOR USD 3M + 1.00%), 3.76%, 4/20/31(b)(e)	250,000	246,900
Cutwater Ltd., Series 2014-1A, Class A1AR, (ICE LIBOR USD 3M + 1.25%), 4.04%, 7/15/26(b)(e)	290,029	289,913
Dryden CLO Ltd., Series 2018 - 71A, Class A, (ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 3.84%, 1/15/29(b)(e)	250,000	250,061
JFIN CLO Ltd., Series 2014-1A, Class AR, (ICE LIBOR USD 3M + 0.95%), 3.71%, 4/21/25(b)(e)	376,819	375,763

	Par(a)	Value

Other (Continued)
KKR CLO Ltd., Series 21, Class A, (ICE LIBOR USD 3M + 1.00%), 3.79%, 4/15/31(b)(e)	$250,000	$245,989
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (ICE LIBOR USD 3M + 1.08%), 3.86%, 7/16/31(b)(e)	250,000	247,965
Midocean Credit CLO VII, Series 2017-7A, Class B, (ICE LIBOR USD 3M + 1.90%), 4.69%, 7/15/29(b)(e)	250,000	248,792
RR 3 Ltd., (ICE LIBOR USD 3M + 1.09%, 1.09% Floor), 3.88%, 1/15/30(b)(e)	250,000	247,817
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, (ICE LIBOR USD 3M + 0.89%), 3.68%, 4/15/29(b)(e)	250,000	247,439
		3,949,218

Residential Mortgage-Backed Securities – 0.2%
Mill City Mortgage Loan Trust, Series 2018-2, Class B4, 0.00%, 10/25/28	979,255	278,352
Mill City Mortgage Loan Trust, Series 2018-4, Class R, 4.00%, 10/25/28	244,661	241,480
		519,832

Student Loan – 0.3%
Navient Student Loan Trust, Series 2015-1, Class A2, (ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 3.11%, 4/25/40(e)	138,344	137,308
Navient Student Loan Trust, Series 2017-2A, Class A, (ICE LIBOR USD 1M + 1.05%), 3.56%, 12/27/66(b)(e)	145,060	145,678
SLM Student Loan Trust, Series 2006-10, Class A6, (ICE LIBOR USD 3M + 0.15%), 2.92%, 3/25/44(e)	300,000	288,904
		571,890

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Whole Loan – 1.2%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 11.00% Cap), 3.05%, 11/25/35(e)	$434,087	$428,429
Impac CMB Trust Series 2007-A, Class A, (ICE LIBOR USD 1M + 0.50%, 0.25% Floor, 11.50% Cap), 3.01%, 5/25/37(b)(e)	428,084	424,088
Merrill Lynch Mortgage Investors Trust, Series MLMI 2004-A1, Class 2A2, 4.42%, 2/25/34(d)(e)	647,414	647,367
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (Federal Reserve U.S. 12 1Y CMT + 1.09%, 1.09% Floor), 4.33%, 12/26/46(b)(e)	402,027	408,115
Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, (ICE LIBOR USD 1M + 0.68%, 0.34% Floor, 11.50% Cap), 3.19%, 6/25/44(e)	755,710	746,214
		2,654,213

Total Asset-Backed Securities (Cost $14,257,765)		14,296,290

Corporate Bonds – 21.1%
Advertising – 0.0%(c)
Interpublic Group of (The) Cos., Inc., 3.75%, 10/01/21	10,000	10,113

Aerospace/Defense – 0.8%
Boeing (The) Co., 4.87%, 2/15/20	30,000	30,649
General Dynamics Corp., 3.75%, 5/15/28	15,000	15,412
Harris Corp., 4.40%, 6/15/28	125,000	129,172
5.05%, 4/27/45	50,000	52,600
L3 Technologies, Inc., 3.85%, 6/15/23	35,000	35,365
3.95%, 5/28/24	71,000	71,341
3.85%, 12/15/26	65,000	64,071
4.40%, 6/15/28	15,000	15,380
Lockheed Martin Corp., 3.55%, 1/15/26	85,000	86,105
3.60%, 3/01/35	70,000	66,504
4.07%, 12/15/42	150,000	149,144

	Par(a)	Value

Aerospace/Defense (Continued)
Northrop Grumman Corp., 3.25%, 8/01/23	$35,000	$35,072
2.93%, 1/15/25	115,000	111,495
3.20%, 2/01/27	75,000	72,559
3.25%, 1/15/28	260,000	251,585
5.05%, 11/15/40	25,000	26,993
4.75%, 6/01/43	25,000	26,248
4.03%, 10/15/47	20,000	19,232
Raytheon Co., 7.20%, 8/15/27	15,000	19,081
United Technologies Corp., 1.95%, 11/01/21	55,000	53,345
3.10%, 6/01/22	45,000	44,844
3.13%, 5/04/27	70,000	66,759
4.13%, 11/16/28	120,000	123,429
4.50%, 6/01/42	95,000	95,446
4.15%, 5/15/45	25,000	23,946
4.62%, 11/16/48	50,000	51,411
		1,737,188

Agriculture – 0.1%
Altria Group, Inc., 2.85%, 8/09/22	115,000	112,493
2.95%, 5/02/23	20,000	19,297
4.00%, 1/31/24	35,000	35,168
5.38%, 1/31/44	17,000	16,044
Philip Morris International, Inc., 2.50%, 8/22/22	90,000	87,649
4.50%, 3/20/42	30,000	28,601
		299,252

Airlines – 0.0%(c)
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 9/22/27	4,408	4,277
American Airlines Pass Through Trust, Series 2015-2, Class B, 4.40%, 9/22/23	22,890	22,638
American Airlines Pass Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/29	9,729	9,337
Delta Air Lines, Inc., 3.40%, 4/19/21	30,000	29,797
United Airlines Pass Through Trust, Series 2016-2, Class AA, 2.88%, 10/07/28	4,736	4,381

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Airlines (Continued)
United Airlines Pass Through Trust, Series 2016-2, Class B, 3.65%, 10/07/25	$914	$875
United Airlines Pass Through Trust, Series 2019-1, Class AA, 4.15%, 8/25/31	20,000	20,251
		91,556

Auto Manufacturers – 0.8%
American Honda Finance Corp., 1.65%, 7/12/21	25,000	24,283
Ford Motor Credit Co. LLC, 3.34%, 3/18/21	550,000	534,246
5.87%, 8/02/21	200,000	205,144
General Motors Co., 4.88%, 10/02/23	120,000	121,695
6.75%, 4/01/46	35,000	35,932
5.40%, 4/01/48	10,000	8,854
5.95%, 4/01/49	40,000	37,339
General Motors Financial Co., Inc., 3.55%, 4/09/21	205,000	204,144
4.20%, 11/06/21	120,000	120,814
3.45%, 1/14/22	135,000	132,444
3.70%, 5/09/23	10,000	9,659
4.15%, 6/19/23	40,000	39,389
3.50%, 11/07/24	30,000	27,881
4.00%, 10/06/26	40,000	36,851
Hyundai Capital America, 3.95%, 2/01/22(b)	140,000	140,648
Toyota Motor Credit Corp., 3.20%, 1/11/27	20,000	19,840
3.05%, 1/11/28	20,000	19,396
		1,718,559

Banks – 5.2%
Bank of America Corp., 2.63%, 4/19/21	315,000	312,722
(ICE LIBOR USD 3M + 0.66%), 2.37%, 7/21/21(e)	200,000	198,061
5.70%, 1/24/22	40,000	42,942
3.30%, 1/11/23	170,000	170,859
(ICE LIBOR USD 3M + 1.16%), 3.12%, 1/20/23(e)	75,000	74,739
4.00%, 4/01/24	10,000	10,316
4.20%, 8/26/24	60,000	61,418
4.45%, 3/03/26	150,000	153,825
3.50%, 4/19/26	125,000	123,885
4.25%, 10/22/26	210,000	212,299

	Par(a)	Value

Banks (Continued)
4.18%, 11/25/27	$40,000	$39,956
(ICE LIBOR USD 3M + 1.58%), 3.82%, 1/20/28(e)	170,000	169,452
(ICE LIBOR USD 3M + 1.37%), 3.59%, 7/21/28(e)	175,000	171,468
(ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28(e)	690,000	665,732
(ICE LIBOR USD 3M + 1.07%), 3.97%, 3/05/29(e)	20,000	20,093
5.00%, 1/21/44	190,000	208,937
Bank of New York Mellon (The) Corp., 3.65%, 2/04/24	100,000	102,060
(ICE LIBOR USD 3M + 3.13%), 4.62%, 9/20/26(e)(g)	100,000	93,750
3.30%, 8/23/29	100,000	96,985
Citibank N.A., 3.65%, 1/23/24	250,000	253,475
Citigroup, Inc., 2.75%, 4/25/22	55,000	54,307
(ICE LIBOR USD 3M + 0.95%), 2.88%, 7/24/23(e)	15,000	14,723
4.40%, 6/10/25	75,000	76,525
5.50%, 9/13/25	130,000	140,830
3.20%, 10/21/26	205,000	197,236
(ICE LIBOR USD 3M + 1.56%), 3.89%, 1/10/28(e)	10,000	9,970
(ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28(e)	210,000	202,663
(ICE LIBOR USD 3M + 1.19%), 4.07%, 4/23/29(e)	400,000	403,158
8.12%, 7/15/39	230,000	335,398
4.65%, 7/23/48	80,000	83,174
Citizens Financial Group, Inc., 2.38%, 7/28/21	185,000	180,867
Fifth Third Bancorp, 3.65%, 1/25/24	110,000	110,839
Goldman Sachs Group (The), Inc., 5.75%, 1/24/22	55,000	59,017
(ICE LIBOR USD 3M + 0.82%), 2.88%, 10/31/22(e)	130,000	128,075
3.20%, 2/23/23	40,000	39,778
3.85%, 7/08/24	210,000	212,578

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Banks (Continued)
3.75%, 5/22/25	$55,000	$54,799
3.50%, 11/16/26	75,000	72,262
3.85%, 1/26/27	120,000	118,405
(ICE LIBOR USD 3M + 1.51%), 3.69%, 6/05/28(e)	95,000	92,190
(ICE LIBOR USD 3M + 1.30%), 4.22%, 5/01/29(e)	710,000	713,078
(ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39(e)	15,000	14,795
5.15%, 5/22/45	40,000	41,089
4.75%, 10/21/45	210,000	217,147
JPMorgan Chase & Co., 2.55%, 3/01/21	25,000	24,814
2.40%, 6/07/21	120,000	118,463
(ICE LIBOR USD 3M + 0.94%), 2.78%, 4/25/23(e)	70,000	69,003
(ICE LIBOR USD 3M + 0.89%), 3.80%, 7/23/24(e)	265,000	269,430
3.88%, 9/10/24	90,000	91,266
(ICE LIBOR USD 3M + 1.00%), 4.02%, 12/05/24(e)	280,000	286,898
3.30%, 4/01/26	125,000	122,536
(ICE LIBOR USD 3M + 1.34%), 3.78%, 2/01/28(e)	225,000	224,104
(ICE LIBOR USD 3M + 1.26%), 4.20%, 7/23/29(e)	150,000	153,577
(ICE LIBOR USD 3M + 1.33%), 4.45%, 12/05/29(e)	245,000	256,668
(ICE LIBOR USD 3M + 1.36%), 3.88%, 7/24/38(e)	60,000	57,223
4.95%, 6/01/45	150,000	160,758
Morgan Stanley, 5.50%, 7/28/21	170,000	179,689
3.88%, 1/27/26	10,000	10,053
3.13%, 7/27/26	15,000	14,387
3.63%, 1/20/27	235,000	230,993
(ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28(e)	150,000	146,397
(ICE LIBOR USD 3M + 1.14%), 3.77%, 1/24/29(e)	270,000	266,196
(ICE LIBOR USD 3M + 1.63%), 4.43%, 1/23/30(e)	105,000	109,091

	Par(a)	Value

Banks (Continued)
State Street Corp.,
(ICE LIBOR USD 3M + 2.54%), 5.62%, 12/15/23(e)(g)	$120,000	$117,450
3.55%, 8/18/25	10,000	10,181
U.S. Bancorp, 2.95%, 7/15/22	15,000	14,944
Wells Fargo & Co., 2.55%, 12/07/20	140,000	138,959
2.50%, 3/04/21	45,000	44,533
2.10%, 7/26/21	135,000	131,981
3.50%, 3/08/22	20,000	20,226
2.63%, 7/22/22	45,000	44,148
1/24/24(f)	270,000	273,845
3.00%, 4/22/26	35,000	33,547
3.00%, 10/23/26	80,000	76,470
4.30%, 7/22/27	400,000	408,276
(ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28(e)	500,000	495,098
4.15%, 1/24/29	190,000	195,123
4.40%, 6/14/46	40,000	39,083
4.75%, 12/07/46	130,000	133,281
		11,724,568

Beverages – 0.0%(c)
Constellation Brands, Inc., 4.75%, 11/15/24	20,000	21,090
PepsiCo, Inc., 3.45%, 10/06/46	30,000	27,865
		48,955

Biotechnology – 0.3%
Amgen, Inc., 4.40%, 5/01/45	30,000	28,501
4.66%, 6/15/51	25,000	24,671
Celgene Corp., 3.25%, 8/15/22	90,000	89,623
2.75%, 2/15/23	110,000	107,350
3.88%, 8/15/25	80,000	80,358
5.00%, 8/15/45	50,000	50,409
Gilead Sciences, Inc., 3.70%, 4/01/24	65,000	66,096
4.60%, 9/01/35	10,000	10,213
4.00%, 9/01/36	15,000	14,283
4.80%, 4/01/44	30,000	31,044
4.75%, 3/01/46	100,000	103,016
		605,564

Chemicals – 0.1%
Dow Chemical (The) Co., 4.55%, 11/30/25(b)	25,000	25,880
5.25%, 11/15/41	15,000	15,173

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Chemicals (Continued)
4.38%, 11/15/42	$10,000	$9,149
DowDuPont, Inc., 4.49%, 11/15/25	135,000	141,755
5.42%, 11/15/48	75,000	81,856
Sherwin-Williams (The) Co., 4.00%, 12/15/42	10,000	8,451
4.50%, 6/01/47	10,000	9,421
		291,685

Commercial Services – 0.2%
Moody’s Corp., 2.75%, 12/15/21	25,000	24,635
President & Fellows of Harvard College, 4.88%, 10/15/40	147,000	172,406
S&P Global, Inc., 2.95%, 1/22/27	20,000	18,960
Total System Services, Inc., 4.00%, 6/01/23	25,000	25,032
4.80%, 4/01/26	75,000	76,611
		317,644

Computers – 0.4%
Apple, Inc., 2.85%, 2/23/23	40,000	40,125
2.40%, 5/03/23	90,000	88,586
3.45%, 5/06/24	95,000	97,364
2.45%, 8/04/26	100,000	94,563
2.90%, 9/12/27	150,000	144,876
4.50%, 2/23/36	25,000	26,796
3.85%, 5/04/43	140,000	136,474
Dell International LLC/EMC Corp., 3.48%, 6/01/19(b)	100,000	100,034
4.42%, 6/15/21(b)	205,000	208,521
		937,339

Diversified Financial Services – 0.5%
Air Lease Corp., 3.00%, 9/15/23	20,000	19,048
American Express Co., 3.70%, 11/05/21	25,000	25,391
2.50%, 8/01/22	50,000	48,854
3.40%, 2/27/23	15,000	15,052
4.20%, 11/06/25	180,000	186,430
Capital One Financial Corp., 2.40%, 10/30/20	30,000	29,610
3.90%, 1/29/24	90,000	90,639
3.75%, 3/09/27	10,000	9,657
Charles Schwab (The) Corp., 3.20%, 3/02/27	25,000	24,415

	Par(a)	Value

Diversified Financial Services (Continued)
CME Group, Inc., 3.00%, 3/15/25	$5,000	$4,945
3.75%, 6/15/28	110,000	113,262
Intercontinental Exchange, Inc., 3.45%, 9/21/23	60,000	60,484
4.00%, 10/15/23	20,000	20,639
3.75%, 9/21/28	45,000	45,302
International Lease Finance Corp., 5.87%, 8/15/22	130,000	135,745
Nuveen LLC, 4.00%, 11/01/28(b)	150,000	156,568
Visa, Inc., 3.15%, 12/14/25	125,000	125,878
4.15%, 12/14/35	15,000	15,892
4.30%, 12/14/45	50,000	53,852
		1,181,663

Electric – 1.2%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	50,421
AEP Transmission Co. LLC, 3.75%, 12/01/47	45,000	41,967
Alabama Power Co., 3.75%, 3/01/45	60,000	56,079
Ameren Illinois Co., 3.80%, 5/15/28	15,000	15,455
Baltimore Gas & Electric Co., 3.50%, 8/15/46	25,000	22,451
3.75%, 8/15/47	35,000	31,837
4.25%, 9/15/48	15,000	15,141
Berkshire Hathaway Energy Co., 6.12%, 4/01/36	10,000	12,139
3.80%, 7/15/48	15,000	13,764
CenterPoint Energy Houston Electric LLC, 3.55%, 8/01/42	10,000	9,169
4.25%, 2/01/49	5,000	5,146
Consumers Energy Co., 3.25%, 8/15/46	10,000	8,746
DTE Electric Co., 3.70%, 3/15/45	35,000	33,256
3.70%, 6/01/46	15,000	14,129
DTE Energy Co., 3.70%, 8/01/23	15,000	15,042
Duke Energy Carolinas LLC, 3.95%, 11/15/28	75,000	77,849
4.00%, 9/30/42	35,000	34,404
Duke Energy Corp., 2.40%, 8/15/22	30,000	29,001

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Electric (Continued)
3.15%, 8/15/27	$110,000	$104,943
Duke Energy Florida LLC, 3.80%, 7/15/28	60,000	61,191
3.85%, 11/15/42	30,000	28,382
Duke Energy Progress LLC, 3.25%, 8/15/25	20,000	19,913
3.70%, 9/01/28	90,000	91,297
Entergy Louisiana LLC, 5.40%, 11/01/24	10,000	11,063
4.20%, 9/01/48	45,000	45,129
Eversource Energy, 2.90%, 10/01/24	25,000	24,220
Exelon Corp., 5.63%, 6/15/35	5,000	5,529
5.10%, 6/15/45	45,000	47,556
FirstEnergy Corp., 4.25%, 3/15/23	60,000	61,487
3.90%, 7/15/27	200,000	195,690
7.37%, 11/15/31	160,000	204,271
4.85%, 7/15/47	40,000	40,704
Florida Power & Light Co., 3.70%, 12/01/47	60,000	56,807
3.95%, 3/01/48	20,000	20,036
Indiana Michigan Power Co., 3.85%, 5/15/28	25,000	25,339
Kansas City Power & Light Co., 4.20%, 6/15/47	40,000	38,602
MidAmerican Energy Co., 3.50%, 10/15/24	70,000	71,341
3.65%, 4/15/29	80,000	81,575
Northern States Power Co., 3.40%, 8/15/42	50,000	45,704
3.60%, 9/15/47	10,000	9,415
Ohio Power Co., 4.15%, 4/01/48	45,000	44,674
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29(b)	25,000	29,352
5.30%, 6/01/42	10,000	11,615
Pacific Gas & Electric Co., 6.05%, 3/01/34(h)	30,000	26,325
PacifiCorp, 4.10%, 2/01/42	30,000	29,632
4.13%, 1/15/49	30,000	29,704
Progress Energy, Inc., 7.75%, 3/01/31	100,000	133,264
Public Service Electric & Gas Co., 3.00%, 5/15/27	55,000	53,015
Southern (The) Co., 4.40%, 7/01/46	60,000	58,021

	Par(a)	Value

Electric (Continued)
Tampa Electric Co., 2.60%, 9/15/22	$10,000	$9,750
4.45%, 6/15/49	35,000	35,103
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)	90,000	90,572
Virginia Electric & Power Co., 3.45%, 9/01/22	35,000	35,299
2.75%, 3/15/23	55,000	54,148
3.50%, 3/15/27	60,000	59,682
4.45%, 2/15/44	65,000	66,345
4.60%, 12/01/48	35,000	36,660
		2,579,351

Electronics – 0.0%(c)
Amphenol Corp., 4.35%, 6/01/29	10,000	10,210
Corning, Inc., 3.70%, 11/15/23	5,000	4,995
4.38%, 11/15/57	45,000	39,417
		54,622

Environmental Control – 0.1%
Republic Services, Inc., 4.75%, 5/15/23	40,000	42,057
2.90%, 7/01/26	29,000	27,550
3.37%, 11/15/27	45,000	43,791
Waste Management, Inc., 3.50%, 5/15/24	40,000	40,332
3.13%, 3/01/25	10,000	9,882
3.90%, 3/01/35	10,000	9,819
		173,431

Food – 0.2%
Conagra Brands, Inc., 3.80%, 10/22/21	70,000	70,268
General Mills, Inc., 4.00%, 4/17/25	35,000	35,332
Kraft Heinz Foods Co., 3.00%, 6/01/26	140,000	129,644
4.37%, 6/01/46	50,000	43,076
Kroger (The) Co., 2.65%, 10/15/26	40,000	36,042
5.15%, 8/01/43	20,000	19,055
Tyson Foods, Inc., 3.95%, 8/15/24	25,000	25,216
3.55%, 6/02/27	45,000	43,336
5.15%, 8/15/44	10,000	9,926
		411,895

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Forest Products & Paper – 0.0%(c)
Georgia-Pacific LLC, 5.40%, 11/01/20(b)	$15,000	$15,556
3.73%, 7/15/23(b)	10,000	10,112
7.75%, 11/15/29	10,000	13,369
International Paper Co., 4.40%, 8/15/47	30,000	26,977
		66,014

Gas – 0.0%(c)
NiSource, Inc., 3.49%, 5/15/27	30,000	29,002

Healthcare - Products – 0.6%
Abbott Laboratories, 2.95%, 3/15/25	115,000	112,762
3.75%, 11/30/26	300,000	306,200
4.90%, 11/30/46	30,000	33,398
Becton Dickinson and Co., 3.25%, 11/12/20	25,000	24,904
2.89%, 6/06/22	120,000	117,837
3.36%, 6/06/24	90,000	88,196
4.69%, 12/15/44	20,000	19,772
Covidien International Finance S.A., 2.95%, 6/15/23	20,000	19,656
Medtronic Global Holdings S.C.A., 3.35%, 4/01/27	150,000	148,984
Medtronic, Inc., 3.50%, 3/15/25	50,000	50,929
4.38%, 3/15/35	127,000	133,744
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	55,000	56,513
3.15%, 1/15/23	5,000	4,975
3.00%, 4/15/23	85,000	83,795
2.95%, 9/19/26	70,000	66,295
		1,267,960

Healthcare - Services – 0.5%
Aetna, Inc., 2.80%, 6/15/23	40,000	38,901
4.50%, 5/15/42	60,000	56,186
Anthem, Inc., 2.95%, 12/01/22	30,000	29,690
3.50%, 8/15/24	15,000	14,966
3.65%, 12/01/27	180,000	177,039
CHRISTUS Health, 4.34%, 7/01/28	121,000	125,599
Cigna Corp., 4.50%, 3/15/21	95,000	96,776
3.25%, 4/15/25	70,000	68,366
HCA, Inc., 5.25%, 4/15/25	17,000	17,998

	Par(a)	Value

Healthcare - Services (Continued)
Humana, Inc., 3.95%, 3/15/27	$80,000	$79,432
UnitedHealth Group, Inc., 2.38%, 10/15/22	55,000	53,825
3.75%, 7/15/25	70,000	72,450
3.70%, 12/15/25	15,000	15,408
3.10%, 3/15/26	10,000	9,842
3.85%, 6/15/28	130,000	134,823
3.88%, 12/15/28	10,000	10,399
4.62%, 11/15/41	15,000	15,954
4.75%, 7/15/45	35,000	38,873
4.45%, 12/15/48	10,000	10,724
		1,067,251

Housewares – 0.0%(c)
Newell Brands, Inc., 3.85%, 4/01/23	30,000	29,505
4.20%, 4/01/26	20,000	19,219
		48,724

Insurance – 0.4%
American International Group, Inc., 4.20%, 4/01/28	40,000	40,113
4.50%, 7/16/44	10,000	9,426
Aon Corp., 4.50%, 12/15/28	120,000	123,248
Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	95,000	98,408
Marsh & McLennan Cos., Inc., 3.50%, 12/29/20	30,000	30,299
3.30%, 3/14/23	105,000	103,642
4.05%, 10/15/23	10,000	10,206
3.88%, 3/15/24	70,000	71,444
3.50%, 3/10/25	30,000	29,761
4.37%, 3/15/29	10,000	10,343
4.35%, 1/30/47	25,000	24,048
4.20%, 3/01/48	15,000	14,176
MetLife, Inc., 6.40%, 12/15/36	100,000	107,000
4.12%, 8/13/42	20,000	19,603
Prudential Financial, Inc., 3.88%, 3/27/28	55,000	56,306
Travelers (The) Cos., Inc., 4.60%, 8/01/43	10,000	10,679
4.00%, 5/30/47	15,000	14,733
Trinity Acquisition PLC, 4.40%, 3/15/26	10,000	10,002
Willis North America, Inc., 3.60%, 5/15/24	75,000	73,495
		856,932

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Internet – 0.1%
Amazon.com, Inc., 3.15%, 8/22/27	$80,000	$79,218
4.05%, 8/22/47	170,000	173,119
		252,337

Iron/Steel – 0.0%(c)
Nucor Corp., 5.20%, 8/01/43	10,000	10,760

Media – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 7/23/20	50,000	50,129
4.46%, 7/23/22	145,000	147,902
4.50%, 2/01/24	60,000	61,121
4.91%, 7/23/25	170,000	174,768
4.20%, 3/15/28	190,000	183,588
5.05%, 3/30/29	330,000	337,028
6.38%, 10/23/35	75,000	80,085
5.38%, 4/01/38	105,000	101,063
6.48%, 10/23/45	60,000	64,578
5.75%, 4/01/48	20,000	19,927
Comcast Corp., 3.38%, 2/15/25	5,000	5,019
3.95%, 10/15/25	80,000	82,790
3.15%, 3/01/26	55,000	53,625
2.35%, 1/15/27	65,000	59,435
3.30%, 2/01/27	50,000	48,975
4.15%, 10/15/28	360,000	372,759
4.25%, 10/15/30	110,000	114,023
3.20%, 7/15/36	25,000	21,780
6.40%, 5/15/38	20,000	24,505
6.55%, 7/01/39	60,000	74,708
4.70%, 10/15/48	10,000	10,443
4.00%, 11/01/49	110,000	101,905
4.95%, 10/15/58	15,000	15,839
Cox Communications, Inc., 3.15%, 8/15/24(b)	18,000	17,470
3.35%, 9/15/26(b)	62,000	58,457
Discovery Communications LLC, 4.38%, 6/15/21	20,000	20,409
3.30%, 5/15/22	25,000	24,700
3.80%, 3/13/24	25,000	24,752
4.90%, 3/11/26	10,000	10,232
4.88%, 4/01/43	10,000	9,063
Fox Corp., 4.03%, 1/25/24(b)	145,000	147,908
4.71%, 1/25/29(b)	60,000	62,593
5.48%, 1/25/39(b)	110,000	115,180

	Par(a)	Value

Media (Continued)
NBCUniversal Media LLC, 5.15%, 4/30/20	$85,000	$87,328
5.95%, 4/01/41	75,000	89,051
4.45%, 1/15/43	25,000	24,914
Time Warner Cable LLC, 4.13%, 2/15/21	115,000	115,729
5.87%, 11/15/40	80,000	79,107
5.50%, 9/01/41	25,000	23,428
Time Warner Entertainment Co. L.P., 8.37%, 7/15/33	100,000	125,458
Viacom, Inc., 6.87%, 4/30/36	20,000	22,755
Warner Media LLC, 3.55%, 6/01/24	15,000	14,910
3.60%, 7/15/25	20,000	19,708
3.80%, 2/15/27	110,000	107,299
7.62%, 4/15/31	10,000	12,895
6.25%, 3/29/41	10,000	11,113
5.37%, 10/15/41	45,000	45,302
		3,475,756

Mining – 0.0%(c)
Newmont Mining Corp., 3.50%, 3/15/22	40,000	40,176

Miscellaneous Manufacturing – 0.3%
Eaton Corp., 2.75%, 11/02/22	65,000	64,012
4.15%, 11/02/42	30,000	28,909
General Electric Co., 3.10%, 1/09/23	140,000	136,382
6.75%, 3/15/32	20,000	21,930
6.87%, 1/10/39	430,000	474,148
4.50%, 3/11/44	40,000	34,436
		759,817

Oil & Gas – 1.6%
Anadarko Petroleum Corp., 5.55%, 3/15/26	60,000	64,342
4.50%, 7/15/44	120,000	108,484
6.60%, 3/15/46	50,000	59,528
Apache Corp., 2.63%, 1/15/23	15,000	14,334
4.38%, 10/15/28	290,000	284,884
5.10%, 9/01/40	10,000	9,317
5.25%, 2/01/42	25,000	24,037
4.75%, 4/15/43	100,000	89,496
4.25%, 1/15/44	180,000	153,505
BP Capital Markets America, Inc., 3.22%, 11/28/23	70,000	70,014
3.22%, 4/14/24	60,000	59,844

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Oil & Gas (Continued)
3.12%, 5/04/26	$150,000	$145,978
3.94%, 9/21/28	100,000	102,422
Cimarex Energy Co., 4.38%, 6/01/24	50,000	50,688
3.90%, 5/15/27	145,000	139,961
Concho Resources, Inc., 4.38%, 1/15/25	63,000	63,524
3.75%, 10/01/27	20,000	19,404
4.30%, 8/15/28	150,000	151,594
Continental Resources, Inc., 5.00%, 9/15/22	185,000	185,917
4.50%, 4/15/23	55,000	56,029
3.80%, 6/01/24	60,000	59,284
4.37%, 1/15/28	30,000	29,847
Devon Energy Corp., 4.00%, 7/15/21	65,000	65,541
5.85%, 12/15/25	210,000	228,825
5.60%, 7/15/41	30,000	30,496
5.00%, 6/15/45	70,000	66,957
EOG Resources, Inc., 3.90%, 4/01/35	10,000	9,761
Exxon Mobil Corp., 3.04%, 3/01/26	40,000	39,787
4.11%, 3/01/46	20,000	20,969
Hess Corp., 5.80%, 4/01/47	20,000	19,270
Kerr-McGee Corp., 6.95%, 7/01/24	100,000	112,945
7.87%, 9/15/31	120,000	149,255
Marathon Oil Corp., 2.70%, 6/01/20	140,000	138,434
2.80%, 11/01/22	90,000	87,316
Marathon Petroleum Corp., 5.12%, 3/01/21	50,000	51,849
4.75%, 12/15/23(b)	60,000	62,310
6.50%, 3/01/41	10,000	11,101
Noble Energy, Inc., 3.85%, 1/15/28	40,000	37,809
4.95%, 8/15/47	40,000	37,170
Occidental Petroleum Corp., 3.00%, 2/15/27	130,000	126,323
4.10%, 2/15/47	50,000	48,694
4.20%, 3/15/48	110,000	109,574
Pioneer Natural Resources Co., 4.45%, 1/15/26	163,000	170,470
Valero Energy Corp., 3.40%, 9/15/26	40,000	38,125
		3,605,414

	Par(a)	Value

Oil & Gas Services – 0.1%
Halliburton Co., 3.80%, 11/15/25	$190,000	$190,717
4.85%, 11/15/35	40,000	41,070
4.50%, 11/15/41	10,000	9,556
Schlumberger Holdings Corp., 4.00%, 12/21/25(b)	30,000	30,446
		271,789

Pharmaceuticals – 1.4%
AbbVie, Inc., 2.90%, 11/06/22	20,000	19,749
3.60%, 5/14/25	150,000	147,904
4.25%, 11/14/28	35,000	34,815
4.50%, 5/14/35	75,000	70,828
4.40%, 11/06/42	10,000	8,987
Allergan Finance LLC, 3.25%, 10/01/22	60,000	59,370
Allergan Funding SCS, 3.45%, 3/15/22	175,000	174,615
3.80%, 3/15/25	345,000	343,799
4.75%, 3/15/45	40,000	38,582
Cigna Corp., 3.40%, 9/17/21(b)	20,000	20,089
3.75%, 7/15/23(b)	90,000	91,205
4.12%, 11/15/25(b)	20,000	20,405
4.37%, 10/15/28(b)	190,000	195,097
CVS Health Corp., 3.35%, 3/09/21	80,000	80,344
3.70%, 3/09/23	185,000	186,600
4.10%, 3/25/25	255,000	259,622
3.88%, 7/20/25	10,000	10,034
4.30%, 3/25/28	440,000	446,117
4.87%, 7/20/35	25,000	25,152
5.12%, 7/20/45	265,000	273,819
5.05%, 3/25/48	150,000	153,982
Johnson & Johnson, 2.45%, 3/01/26	25,000	23,948
3.63%, 3/03/37	80,000	79,890
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	105,000	104,183
2.40%, 9/23/21	10,000	9,732
2.88%, 9/23/23	45,000	43,254
3.20%, 9/23/26	65,000	60,525
Wyeth LLC, 6.45%, 2/01/24	5,000	5,770
6.50%, 2/01/34	25,000	32,599
5.95%, 4/01/37	25,000	30,906
		3,051,922

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Pipelines – 1.6%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp., 4.25%, 12/01/27	$22,000	$21,399
5.20%, 12/01/47	35,000	33,483
Buckeye Partners L.P., 4.88%, 2/01/21	25,000	25,352
Energy Transfer L.P., 4.25%, 3/15/23	90,000	90,675
5.87%, 1/15/24	45,000	47,812
Energy Transfer Operating L.P., 3.60%, 2/01/23	100,000	98,733
4.50%, 4/15/24	120,000	122,236
4.95%, 6/15/28	10,000	10,127
5.25%, 4/15/29	30,000	31,054
6.05%, 6/01/41	80,000	81,726
Energy Transfer Partners L.P./Regency Energy Finance Corp., 5.87%, 3/01/22	145,000	153,246
Enterprise Products Operating LLC, 4.15%, 10/16/28	100,000	101,941
4.45%, 2/15/43	30,000	28,629
5.10%, 2/15/45	50,000	51,746
Kinder Morgan Energy Partners L.P., 4.25%, 9/01/24	85,000	87,142
4.70%, 11/01/42	15,000	14,002
Kinder Morgan, Inc., 3.05%, 12/01/19	30,000	30,006
3.15%, 1/15/23	30,000	29,540
5.63%, 11/15/23(b)	35,000	37,723
4.30%, 3/01/28	80,000	80,679
7.75%, 1/15/32	20,000	24,976
5.55%, 6/01/45	40,000	41,877
5.05%, 2/15/46	65,000	63,975
MPLX L.P., 4.88%, 6/01/25	100,000	104,103
4.13%, 3/01/27	60,000	58,670
4.00%, 3/15/28	260,000	250,715
4.80%, 2/15/29	60,000	61,327
4.50%, 4/15/38	40,000	36,718
4.70%, 4/15/48	100,000	90,662
5.50%, 2/15/49	20,000	20,566
Northwest Pipeline LLC, 4.00%, 4/01/27	80,000	79,024
Sabine Pass Liquefaction LLC, 5.62%, 4/15/23	100,000	105,778
5.75%, 5/15/24	100,000	107,504
5.62%, 3/01/25	135,000	145,482

	Par(a)	Value

Pipelines (Continued)
5.87%, 6/30/26	$55,000	$59,596
Southern Natural Gas Co. LLC, 8.00%, 3/01/32	20,000	25,925
Spectra Energy Partners L.P., 5.95%, 9/25/43	40,000	43,679
Sunoco Logistics Partners Operations L.P., 4.25%, 4/01/24	20,000	20,134
6.10%, 2/15/42	20,000	19,902
5.35%, 5/15/45	14,000	13,053
5.40%, 10/01/47	36,000	34,002
Texas Eastern Transmission L.P., 3.50%, 1/15/28(b)	35,000	33,356
4.15%, 1/15/48(b)	15,000	13,638
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	310,000	378,244
4.00%, 3/15/28	50,000	49,567
4.45%, 8/01/42	10,000	9,424
Western Gas Partners L.P., 5.38%, 6/01/21	210,000	216,664
4.00%, 7/01/22	100,000	100,339
4.65%, 7/01/26	40,000	39,409
Williams (The) Cos., Inc., 4.13%, 11/15/20	20,000	20,223
7.87%, 9/01/21	26,000	28,595
3.60%, 3/15/22	90,000	90,077
3.70%, 1/15/23	15,000	14,975
4.55%, 6/24/24	10,000	10,325
3.90%, 1/15/25	50,000	50,011
7.50%, 1/15/31	10,000	12,132
5.75%, 6/24/44	30,000	31,625
		3,683,523

Real Estate Investment Trusts – 0.1%
American Tower Corp., 3.50%, 1/31/23	25,000	24,885
5.00%, 2/15/24	100,000	105,574
Crown Castle International Corp., 4.88%, 4/15/22	25,000	25,900
3.20%, 9/01/24	35,000	33,537
4.45%, 2/15/26	65,000	66,535
		256,431

Retail – 0.4%
Home Depot (The), Inc., 3.90%, 12/06/28	15,000	15,695
5.87%, 12/16/36	15,000	18,388
3.50%, 9/15/56	10,000	8,711
Lowe’s Cos., Inc., 3.70%, 4/15/46	40,000	33,980

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Retail (Continued)
McDonald’s Corp., 3.35%, 4/01/23	$110,000	$110,950
3.38%, 5/26/25	20,000	19,904
3.70%, 1/30/26	70,000	70,429
3.80%, 4/01/28	100,000	100,270
6.30%, 10/15/37	15,000	17,852
4.87%, 7/15/40	15,000	15,428
4.88%, 12/09/45	15,000	15,575
4.45%, 3/01/47	40,000	39,323
Walgreens Boots Alliance, Inc., 3.45%, 6/01/26	130,000	125,055
Walmart, Inc., 3.55%, 6/26/25	20,000	20,572
3.70%, 6/26/28	200,000	206,280
4.00%, 4/11/43	10,000	10,039
		828,451

Semiconductors – 0.4%
Analog Devices, Inc., 2.50%, 12/05/21	45,000	44,012
3.90%, 12/15/25	10,000	9,920
3.50%, 12/05/26	15,000	14,439
5.30%, 12/15/45	10,000	10,584
Applied Materials, Inc., 3.90%, 10/01/25	50,000	51,444
5.10%, 10/01/35	20,000	22,074
5.85%, 6/15/41	10,000	12,034
4.35%, 4/01/47	35,000	35,382
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 1/15/22	305,000	298,560
Intel Corp., 3.70%, 7/29/25	20,000	20,683
Lam Research Corp., 2.80%, 6/15/21	10,000	9,914
NVIDIA Corp., 3.20%, 9/16/26	59,000	57,175
QUALCOMM, Inc., 2.90%, 5/20/24	45,000	43,599
3.45%, 5/20/25	10,000	9,761
4.80%, 5/20/45	55,000	53,625
4.30%, 5/20/47	30,000	27,375
Texas Instruments, Inc., 2.25%, 5/01/23	10,000	9,745
2.90%, 11/03/27	100,000	97,237
4.15%, 5/15/48	10,000	10,315
		837,878

Software – 0.8%
Autodesk, Inc., 3.50%, 6/15/27	80,000	75,748

	Par(a)	Value

Software (Continued)
Fidelity National Information Services, Inc., 5.00%, 10/15/25	$10,000	$10,584
3.00%, 8/15/26	95,000	88,368
4.50%, 8/15/46	30,000	27,274
4.75%, 5/15/48	10,000	9,494
Fiserv, Inc., 3.85%, 6/01/25	10,000	9,919
4.20%, 10/01/28	65,000	64,963
Microsoft Corp., 2.40%, 8/08/26	60,000	57,218
3.30%, 2/06/27	350,000	354,717
3.50%, 2/12/35	85,000	83,882
4.20%, 11/03/35	5,000	5,348
3.45%, 8/08/36	75,000	73,338
3.50%, 11/15/42	25,000	24,051
3.75%, 2/12/45	110,000	109,761
3.70%, 8/08/46	210,000	208,547
Oracle Corp., 2.50%, 10/15/22	75,000	73,953
3.63%, 7/15/23	55,000	56,608
2.65%, 7/15/26	25,000	23,787
3.25%, 11/15/27	25,000	24,640
4.30%, 7/08/34	20,000	20,940
6.50%, 4/15/38	15,000	19,167
4.12%, 5/15/45	35,000	34,357
4.00%, 7/15/46	30,000	28,809
salesforce.com, Inc., 3.70%, 4/11/28	250,000	255,631
		1,741,104

Telecommunications – 1.0%
AT&T, Inc., 3.00%, 2/15/22	20,000	19,874
3.40%, 5/15/25	10,000	9,782
4.12%, 2/17/26	5,000	5,046
4.30%, 2/15/30(b)	105,000	104,042
4.30%, 2/15/30	120,000	118,905
6.00%, 8/15/40	45,000	48,503
4.80%, 6/15/44	150,000	140,643
5.45%, 3/01/47	85,000	87,100
4.50%, 3/09/48	40,000	35,861
5.15%, 2/15/50	75,000	72,761
Cisco Systems, Inc., 2.95%, 2/28/26	10,000	9,790
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(b)	137,500	136,744
4.74%, 3/20/25(b)	200,000	199,750

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Telecommunications (Continued)
Verizon Communications, Inc., 3.38%, 2/15/25	$120,000	$119,830
2.63%, 8/15/26	10,000	9,341
4.12%, 3/16/27	470,000	482,128
4.33%, 9/21/28	250,000	258,642
4.50%, 8/10/33	30,000	30,499
4.27%, 1/15/36	85,000	82,732
4.81%, 3/15/39	10,000	10,164
3.85%, 11/01/42	50,000	44,818
6.55%, 9/15/43	65,000	79,456
5.50%, 3/16/47	65,000	72,733
4.52%, 9/15/48	100,000	97,447
		2,276,591

Textiles – 0.0%(c)
Cintas Corp. No. 2, 2.90%, 4/01/22	20,000	19,756
3.70%, 4/01/27	20,000	19,862
		39,618

Transportation – 0.4%
Burlington Northern Santa Fe LLC, 6.15%, 5/01/37	10,000	12,186
4.15%, 4/01/45	30,000	30,163
4.05%, 6/15/48	60,000	59,415
CSX Corp., 3.25%, 6/01/27	55,000	53,046
4.75%, 5/30/42	25,000	25,636
4.25%, 11/01/66	30,000	26,766
FedEx Corp., 3.40%, 1/14/22	20,000	20,169
3.90%, 2/01/35	75,000	68,769
3.87%, 8/01/42	35,000	29,987
5.10%, 1/15/44	35,000	35,449
4.75%, 11/15/45	25,000	24,214
Norfolk Southern Corp., 3.65%, 8/01/25	10,000	10,059
2.90%, 6/15/26	75,000	71,942
4.84%, 10/01/41	10,000	10,398
4.05%, 8/15/52	20,000	18,472
Union Pacific Corp., 3.75%, 7/15/25	30,000	30,453
3.95%, 9/10/28	130,000	133,249
3.38%, 2/01/35	50,000	44,462
3.60%, 9/15/37	35,000	31,848
4.50%, 9/10/48	160,000	163,631
3.80%, 10/01/51	25,000	21,971
3.87%, 2/01/55	40,000	35,186
		957,471

		Par(a)	Value

Trucking & Leasing – 0.0%(c)
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26(b)		$80,000	$74,508
Total Corporate Bonds (Cost $46,531,476)			47,682,814

Foreign Issuer Bonds – 12.8%
Argentina – 0.2%
Argentina Bonar Bonds, 48.80%, 3/01/20(e)	ARS	200,000	5,520
Argentine Republic Government International Bond, 6.88%, 4/22/21		200,000	191,000
5.63%, 1/26/22		400,000	363,000
4.63%, 1/11/23		27,000	23,153
			582,673

Australia – 0.2%
Australia & New Zealand Banking Group Ltd., 4.87%, 1/12/21(b)		100,000	103,259
BHP Billiton Finance USA Ltd., 4.13%, 2/24/42		20,000	20,184
5.00%, 9/30/43		20,000	22,996
(USD Swap 5Y + 5.09%), 6.75%, 10/19/75(b)(e)		200,000	216,750
Commonwealth Bank of Australia, 3.90%, 7/12/47(b)		30,000	28,452
			391,641

Belgium – 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/01/26(b)		80,000	78,600
4.70%, 2/01/36(b)		45,000	43,243
4.90%, 2/01/46(b)		15,000	14,305
Anheuser-Busch InBev Finance, Inc., 2.62%, 1/17/23		90,000	86,687
4.70%, 2/01/36		105,000	100,900
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 1/12/24		100,000	100,350
4.15%, 1/23/25		150,000	154,060
4.00%, 4/13/28		160,000	158,588
4.75%, 1/23/29		350,000	363,234
3.75%, 7/15/42		40,000	32,781
5.55%, 1/23/49		40,000	41,769
5.80%, 1/23/59		45,000	47,299
			1,221,816

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Brazil – 0.3%
Suzano Austria GmbH, 6.00%, 1/15/29(b)		$230,000	$240,638
Vale Overseas Ltd., 6.25%, 8/10/26		480,000	511,800
			752,438

Canada – 0.4%
Air Canada Pass Through Trust, Series 2015-2, Class B, 5.00%, 12/15/23(b)		7,667	7,729
Bank of Montreal, 3.80%, 12/15/32(e)		40,000	38,110
Barrick Gold Corp., 5.25%, 4/01/42		20,000	20,827
Barrick North America Finance LLC, 5.75%, 5/01/43		90,000	101,148
Enbridge, Inc., 2.90%, 7/15/22		80,000	78,303
4.25%, 12/01/26		35,000	35,917
3.70%, 7/15/27		45,000	44,249
(ICE LIBOR USD 3M + 3.42%), 5.50%, 7/15/77(e)		85,000	77,387
Royal Bank of Canada, 3.20%, 4/30/21		130,000	130,790
Toronto-Dominion Bank (The), 3.25%, 6/11/21		130,000	130,887
TransCanada PipeLines Ltd., 4.88%, 1/15/26		70,000	74,264
4.25%, 5/15/28		35,000	35,713
5.85%, 3/15/36		40,000	43,621
7.25%, 8/15/38		5,000	6,405
			825,350

China – 0.3%
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		410,000	403,718
Tencent Holdings Ltd., 3.60%, 1/19/28(b)		220,000	213,986
			617,704

Colombia – 0.6%
Colombia Government International Bond, 3.87%, 4/25/27		200,000	197,500
5.00%, 6/15/45		410,000	415,539
5.20%, 5/15/49		210,000	217,245
Colombian TES, 7.50%, 8/26/26	COP	125,000,000	42,919

		Par(a)	Value

Colombia (Continued)
7.00%, 6/30/32	COP	$697,700,000	$225,037
Ecopetrol S.A., 5.88%, 5/28/45		360,000	354,960
			1,453,200

Denmark – 0.2%
Danske Bank A/S, 5.00%, 1/12/22(b)		200,000	202,806
5.37%, 1/12/24(b)		200,000	202,838
			405,644

Egypt – 0.1%
Egypt Government International Bond, 6.13%, 1/31/22		200,000	199,877

Finland – 0.2%
Nordea Bank Abp, 4.87%, 1/14/21(b)		200,000	206,664
3.75%, 8/30/23(b)		255,000	254,464
			461,128

France – 0.6%
BNP Paribas S.A., 2.95%, 5/23/22(b)		200,000	195,992
(ICE LIBOR USD 3M + 2.24%), 4.70%, 1/10/25(b)(e)		200,000	204,161
4.40%, 8/14/28(b)		200,000	199,216
(ICE LIBOR USD 3M + 2.57%), 5.20%, 1/10/30(b)(e)		200,000	207,943
Credit Agricole S.A., 8.37%, 10/13/19(b)(e)(g)		200,000	205,000
Danone S.A., 2.95%, 11/02/26(b)		200,000	187,575
WEA Finance LLC, 4.13%, 9/20/28(b)		200,000	203,262
			1,403,149

Germany – 0.5%
Bayer US Finance II LLC, 3.38%, 7/15/24(b)		25,000	24,121
4.40%, 7/15/44(b)		25,000	21,671
Daimler Finance North America LLC, 2.20%, 5/05/20(b)		150,000	148,355
2.85%, 1/06/22(b)		150,000	147,364
Deutsche Bank A.G., 4.25%, 2/04/21		300,000	297,631
Volkswagen Group of America Finance LLC, 3.87%, 11/13/20(b)		200,000	202,264
4.00%, 11/12/21(b)		200,000	202,415
			1,043,821

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Hungary – 0.0%(c)
Hungary Government International Bond, 5.38%, 3/25/24		$28,000	$30,220

Indonesia – 0.5%
Indonesia Government International Bond, 4.35%, 1/11/48		670,000	639,231
Perusahaan Listrik Negara PT, 5.45%, 5/21/28(b)		480,000	503,335
			1,142,566

Italy – 0.4%
Intesa Sanpaolo S.p.A., 3.88%, 1/12/28(b)		560,000	481,790
UniCredit S.p.A., 6.57%, 1/14/22(b)		350,000	357,551
			839,341

Japan – 0.5%
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/21		200,000	199,057
2.53%, 9/13/23		200,000	192,685
Mizuho Financial Group, Inc., 2.95%, 2/28/22		400,000	395,191
Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21		40,000	38,953
2.63%, 7/14/26		15,000	14,023
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23(b)		200,000	205,902
			1,045,811

Kazakhstan – 0.2%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)		420,000	448,350

Kuwait – 0.3%
Equate Petrochemical B.V., 4.25%, 11/03/26(b)		410,000	407,914
Kuwait International Government Bond, 3.50%, 3/20/27(b)		210,000	210,399
			618,313

Mexico – 1.1%
America Movil S.A.B. de C.V., 3.13%, 7/16/22		200,000	197,790
Mexican Bonos, 7.75%, 11/23/34	MXN	1,000,000	48,106
8.50%, 11/18/38		1,000,000	51,033
7.75%, 11/13/42		1,000,000	46,973

	Par(a)	Value

Mexico (Continued)
Mexico Government International Bond, 4.15%, 3/28/27	$642,000	$629,160
4.75%, 3/08/44	1,170,000	1,102,374
5.75%, 10/12/10(i)	26,000	25,480
Petroleos Mexicanos, 5.62%, 1/23/46	458,000	362,919
		2,463,835

Netherlands – 0.7%
Cooperatieve Rabobank U.A.,
(ICE LIBOR USD 3M + 10.87%), 11.00%, 6/30/19(b)(e)(g)	75,000	77,344
4.37%, 8/04/25	550,000	557,105
ING Groep N.V., 4.10%, 10/02/23	200,000	202,488
NXP B.V./NXP Funding LLC, 3.88%, 9/01/22(b)	200,000	199,270
4.87%, 3/01/24(b)	15,000	15,388
Shell International Finance B.V., 2.25%, 1/06/23	40,000	39,051
3.50%, 11/13/23	100,000	102,661
3.25%, 5/11/25	45,000	45,437
3.88%, 11/13/28	180,000	188,181
4.12%, 5/11/35	10,000	10,341
3.63%, 8/21/42	15,000	14,243
4.00%, 5/10/46	100,000	100,795
		1,552,304

Panama – 0.2%
Panama Government International Bond, 6.70%, 1/26/36	320,000	405,188

Peru – 0.5%
Peruvian Government International Bond, 7.35%, 7/21/25	100,000	123,700
6.55%, 3/14/37	110,000	143,275
5.62%, 11/18/50	190,000	231,325
Petroleos del Peru S.A., 4.75%, 6/19/32(b)	400,000	396,500
Southern Copper Corp., 5.25%, 11/08/42	310,000	308,388
		1,203,188

Philippines – 0.1%
Philippine Government International Bond, 3.00%, 2/01/28	200,000	192,039

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Poland – 0.2%
Republic of Poland Government International Bond, 4.00%, 1/22/24		$370,000	$382,835

Qatar – 0.1%
Qatar Government International Bond, 3.88%, 4/23/23(b)		200,000	203,750

Russia – 0.3%
Russian Foreign Bond - Eurobond, 5.63%, 4/04/42(b)		600,000	641,449

Saudi Arabia – 0.1%
Saudi Government International Bond, 4.38%, 4/16/29(b)		200,000	203,660

South Africa – 0.2%
Anglo American Capital PLC, 4.00%, 9/11/27(b)		200,000	188,828
Republic of South Africa Government Bond, 6.25%, 3/31/36	ZAR	3,490,000	193,045
9.00%, 1/31/40		653,000	46,636
8.75%, 1/31/44		650,000	44,959
8.75%, 2/28/48		410,000	28,333
			501,801

Spain – 0.1%
Banco Santander S.A., 4.38%, 4/12/28		200,000	195,758
Telefonica Emisiones S.A., 4.10%, 3/08/27		150,000	149,157
			344,915

Sweden – 0.1%
Svenska Handelsbanken AB, 1.95%, 9/08/20		250,000	245,774

Switzerland – 0.8%
Credit Suisse Group A.G., 3.87%, 1/12/29(b)(e)		250,000	238,670
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20		250,000	249,249
Glencore Funding LLC, 4.00%, 3/27/27(b)		200,000	192,216
3.87%, 10/27/27(b)		50,000	47,300
UBS Group Funding Switzerland A.G., 2.95%, 9/24/20(b)		200,000	198,892
(ICE LIBOR USD 3M + 0.95%), 2.86%, 8/15/23(b)(e)		200,000	194,592

	Par(a)	Value

Switzerland (Continued)
(USD Swap 5Y + 4.34%), 7.00%, 1/31/24(b)(g)(j)	$200,000	$201,250
4.25%, 3/23/28(b)	450,000	452,843
		1,775,012

United Arab Emirates – 0.3%
Abu Dhabi Government International Bond, 2.50%, 10/11/22(b)	410,000	401,800
DP World Ltd., 5.63%, 9/25/48(b)	200,000	198,000
		599,800

United Kingdom – 1.8%
BAE Systems Holdings, Inc., 2.85%, 12/15/20(b)	40,000	39,683
3.80%, 10/07/24(b)	70,000	70,392
Barclays PLC,
(ICE LIBOR USD 3M + 1.36%), 4.34%, 5/16/24(e)	200,000	197,872
(ICE LIBOR USD 3M + 1.90%), 4.97%, 5/16/29(e)	200,000	200,820
BAT Capital Corp., 2.76%, 8/15/22	100,000	97,204
3.22%, 8/15/24	35,000	33,475
3.56%, 8/15/27	150,000	137,239
4.54%, 8/15/47	110,000	90,345
BAT International Finance PLC, 3.95%, 6/15/25(b)	70,000	68,670
British Telecommunications PLC, 9.62%, 12/15/30	20,000	27,909
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	45,000	44,739
GlaxoSmithKline Capital, Inc., 3.88%, 5/15/28	15,000	15,568
HSBC Holdings PLC, 2.65%, 1/05/22	200,000	197,059
(ICE LIBOR USD 3M + 1.53%), 4.58%, 6/19/29(e)	700,000	715,410
Lloyds Banking Group PLC, 4.38%, 3/22/28	400,000	398,289
RELX Capital, Inc., 3.50%, 3/16/23	20,000	19,893
Reynolds American, Inc., 4.45%, 6/12/25	125,000	125,933
5.85%, 8/15/45	50,000	48,526

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

United Kingdom (Continued)
Royal Bank of Scotland Group PLC,
(ICE LIBOR USD 3M + 1.48%), 3.50%, 5/15/23(e)	$200,000	$195,290
(ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29(e)	200,000	198,898
Santander UK PLC, 5.00%, 11/07/23(b)	400,000	403,892
Standard Chartered PLC, 4.25%, 1/20/23(b)(e)	200,000	200,165
Vodafone Group PLC, 2.95%, 2/19/23	130,000	126,966
4.13%, 5/30/25	20,000	20,042
4.37%, 5/30/28	340,000	338,575
4.37%, 2/19/43	30,000	26,556
5.25%, 5/30/48	55,000	53,537
		4,092,947

Uruguay – 0.2%
Uruguay Government International Bond, 4.37%, 10/27/27	70,000	72,030
4.38%, 1/23/31	210,000	214,412
5.10%, 6/18/50	270,000	277,425
		563,867
Total Foreign Issuer Bonds (Cost $28,100,167)		28,855,406

U.S. Government Agencies(k) – 0.9%
Federal Home Loan Banks – 0.9%
FHLB Discount Notes, 0.00%, 3/29/19(l)	750,000	747,200
0.00%, 4/22/19(l)	470,000	467,494
0.00%, 5/03/19(l)	570,000	566,528
0.00%, 7/10/19(l)	270,000	267,090
		2,048,312
Total U.S. Government Agencies (Cost $2,048,221)		2,048,312

U.S. Government Obligations – 30.1%
U.S. Treasury Bonds – 9.7%
4.50%, 2/15/36(m)	6,011,000	7,440,728
3.00%, 8/15/48	6,180,000	6,164,309
3.37%, 11/15/48	7,701,000	8,259,323
		21,864,360

	Par	Value

U.S. Treasury Inflation Indexed Bonds – 0.4%
1.38%, 2/15/44	$370,000	$425,075
0.75%, 2/15/45	630,000	621,791
		1,046,866

U.S. Treasury Notes – 20.0%
2.87%, 10/31/20	6,070,000	6,109,358
2.50%, 1/31/21	3,070,000	3,072,158
2.87%, 11/15/21	2,136,000	2,160,613
2.63%, 12/15/21	386,000	388,081
2.50%, 1/15/22(m)	3,683,000	3,689,331
2.87%, 10/31/23	2,004,000	2,042,280
2.88%, 11/30/23	5,335,000	5,441,700
2.63%, 12/31/23(m)	5,393,000	5,437,660
2.50%, 1/31/24	1,178,000	1,181,267
3.00%, 10/31/25	5,006,000	5,154,027
2.87%, 11/30/25	2,862,000	2,924,830
2.63%, 12/31/25	2,691,000	2,708,553
3.12%, 11/15/28	4,557,000	4,748,180
		45,058,038
Total U.S. Government Obligations (Cost $66,648,924)		67,969,264

	Par(a)

Mortgage-Backed Securities – 32.6%
Federal National Mortgage Association – 14.8%
Pool #890696, 3.00%, 9/01/30	229,651	230,115
Pool #AK6740, 4.00%, 3/01/42	1,900,180	1,966,310
Pool #AL3311, 3/01/43(f)	2,900,907	2,941,183
Pool #AL4180, 3.50%, 9/01/28	200,000	203,766
Pool #AS7488, 3.00%, 7/01/46	1,231,940	1,215,158
Pool #AS8269, 3.00%, 11/01/46	1,778,971	1,747,931
Pool #AW1281, 7/01/29(f)	15,376	15,402
Pool #AW4229, 7/01/29(f)	66,878	67,065
Pool #AX6435, 1/01/30(f)	42,670	42,756
Pool #BM5024, 3.00%, 11/01/48	1,288,044	1,265,718
Pool #BN0691, 4.50%, 8/01/48	91,480	96,343
Pool #CA3022, 1/01/34(f)	224,000	228,689
Pool #MA3210, 3.50%, 12/01/47	1,477,298	1,484,797
Pool #MA3495, 4.00%, 10/01/48	199,999	204,767
Pool #MA3536, 4.00%, 12/01/48	2,776,832	2,843,167

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Federal National Mortgage Association (Continued)
Pool #MA3537, 4.50%, 12/01/48	$2,572,668	$2,673,959
Pool #MA3588, 3.50%, 2/01/34	100,000	101,883
Pool TBA, 2/19/34(f)	5,756,600	5,794,777
3/19/34(f)	4,056,000	4,170,799
2/19/49(f)	6,014,000	6,159,124
		33,453,709

Freddie Mac Gold – 6.7%
Pool #G61047, 4.50%, 7/01/47	191,673	202,186
Pool #G61727, 11/01/48(f)	294,068	301,302
Pool #G67719, 1/01/49(f)	856,071	903,684
Pool TBA, 2/19/34(f)	1,137,000	1,135,718
2/19/49(f)	12,354,000	12,461,220
		15,004,110

Government National Mortgage Association I – 0.1%
Pool #784571, 3.50%, 6/15/48	189,207	192,442

Government National Mortgage Association II – 11.0%
Pool #MA3596, 3.00%, 4/20/46	990,043	984,777
Pool #MA3736, 3.50%, 6/20/46	1,608,162	1,630,327
Pool #MA4899, 3.00%, 12/20/47	1,787,057	1,774,282
Pool #MA5078, 4.00%, 3/20/48	745,335	767,081
Pool #MA5192, 4.00%, 5/20/48	700,001	720,455
Pool #MA5264, 4.00%, 6/20/48	1,654,663	1,703,063
Pool #MA5596, 4.50%, 11/20/48	2,489,362	2,586,784
Pool #MA5652, 4.50%, 12/20/48	1,696,941	1,765,645
Pool #MA5711, 4.50%, 1/20/49	454,000	471,768
Pool TBA, 2/19/49(f)	11,419,000	11,635,983
3/19/49(f)	768,000	796,560
		24,836,725
Total Mortgage-Backed Securities (Cost $72,855,193)		73,486,986

	Par	Value

Municipal Bonds – 2.8%
California – 0.4%
Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	$35,000	$50,703
Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds, 6.91%, 10/01/50	50,000	71,984
California State Taxable G.O. Unlimited Refunding Bonds, 4.60%, 4/01/38	75,000	77,276
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds, 7.50% 4/01/34	35,000	49,091
7.55% 4/01/39	80,000	117,407
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	25,000	34,374
Los Angeles Department Water & Power Revenue Bonds, Build America Bonds, 6.60%, 7/01/50	105,000	148,017
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	55,000	71,906
Sacramento County Sanitation Districts Financing Authority Variable Revenue Refunding Bonds, Series B, Sacramento County Regional (NATL Insured), 2.36%, 12/01/35(e)	90,000	87,560
University of California Revenue Bonds, Build America Bonds, 5.77%, 5/15/43	80,000	98,629
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(n)	5,000	5,166
University of California Taxable General Revenue Bonds, Series AJ, 4.60%, 5/15/31	55,000	59,764
		871,877

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Colorado – 0.1%
Colorado State Building Excellent Schools Today COPS, Series N, 5.00%, 3/15/38	$120,000	$138,080

District of Columbia – 0.0%(c)
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%, 10/01/49	90,000	102,386

Florida – 0.0%(c)
Putnam County Development Authority Revenue Refunding Bonds, Series A, Seminole Project, 5.00%, 3/15/42	20,000	22,107

Georgia – 0.2%
Atlanta Water & Wastewater Revenue Bonds, Series B, 5.00% 11/01/43	100,000	114,036
5.00% 11/01/47	90,000	102,337
Atlanta Water & Wastewater Revenue Refunding Bonds, 5.00% 11/01/40	90,000	100,335
5.00% 11/01/41	90,000	102,929
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, 4.00%, 7/01/25	100,000	112,420
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	7,000	7,470
		539,527

Illinois – 0.2%
Illinois State G.O. Unlimited Bonds, Series D, 5.00% 11/01/25	90,000	97,087
5.00% 11/01/26	160,000	173,097
Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/01/33	100,000	95,679
		365,863

	Par	Value

Indiana – 0.1%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, 5.00%, 10/01/45	$150,000	$165,336
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority Project Green Bonds, 5.00%, 10/01/46	50,000	55,210
		220,546

Massachusetts – 0.1%
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds, 5.00%, 6/01/48	90,000	102,578

Minnesota – 0.1%
Minnesota State G.O. Unlimited Bonds, Series A, 5.00% 8/01/33	90,000	108,401
5.00% 8/01/34	90,000	107,897
		216,298

Mississippi – 0.0%(c)
Mississippi State Hospital Equipment and Facilities Authority Revenue Bonds, Baptist Memorial Health Corp., 5.00%, 9/01/46	90,000	95,768

Missouri – 0.0%(c)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Taxable Revenue Refunding Bonds, Series A, The Washington, 3.65%, 1/15/46	100,000	97,025

New Jersey – 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Federal Highway Reimbursement Notes, 5.00%, 6/15/27	90,000	102,192
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	89,000	128,698
		230,890

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

New York – 0.5%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds, 7.33%, 11/15/39	$50,000	$71,310
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	25,000	29,621
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.44%, 6/15/43	100,000	122,523
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series DD, 5.00%, 6/15/47	90,000	101,314
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	5,000	6,507
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	5,000	6,530
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 3.60%, 2/01/25	60,000	60,856
New York G.O. Unlimited Bonds, Subseries F-1, 5.00% 4/01/43	40,000	45,437
5.00% 4/01/45	70,000	79,337
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	5,000	5,851
New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment, 5.00% 7/01/46	90,000	94,783
5.25% 1/01/50	90,000	95,689

	Par	Value

New York (Continued)
New York Taxable G.O. Unlimited Bonds, Subseries D-2, Fiscal 2019, 3.53% 12/01/25	$45,000	$45,828
3.76% 12/01/27	15,000	15,363
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	50,000	61,120
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/01/40	10,000	12,224
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	125,000	143,895
Port Authority of New York & New Jersey Consolidated 181st Taxable Revenue Bonds, 4.96%, 8/01/46	10,000	11,513
		1,009,701

North Carolina – 0.0%(c)
Wake County G.O. Unlimited Refunding Bonds, Series B, 5.00% 3/01/20	10,000	10,358
5.00% 3/01/21	10,000	10,685
5.00% 3/01/22	10,000	10,997
5.00% 3/01/23	10,000	11,294
		43,334

Ohio – 0.2%
American Municipal Power-Ohio, Inc. Revenue Bonds, Build America Bonds, 6.45%, 2/15/44	80,000	102,988
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects, 7.83%, 2/15/41	65,000	95,528
Franklin County Various Purpose Sales TRB, 5.00%, 6/01/48	150,000	172,266

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Ohio (Continued)
JobsOhio Beverage System Statewide Liquor Profits Taxable Revenue Bonds, Series B, 3.99%, 1/01/29	$55,000	$57,017
Ohio State Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 5/01/35	90,000	102,201
		530,000

Oregon – 0.2%
Portland G.O. Limited Revenue Bonds, Series B, Portland Building Project, 5.00% 6/15/37	100,000	117,827
5.00% 6/15/40	100,000	116,485
University of Oregon General Revenue Bonds, Series A, 5.00%, 4/01/46	90,000	100,653
		334,965

Pennsylvania – 0.2%
Berks County IDA Health System Revenue Refunding Bonds, Tower Health Project, 5.00% 11/01/47	90,000	97,616
5.00% 11/01/50	90,000	97,268
Pennsylvania State Turnpike Commission Oil Franchise TRB, Series A, 5.00%, 12/01/48	90,000	101,321
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1, 5.00%, 12/01/46	100,000	108,537
		404,742

South Carolina – 0.1%
Columbia Waterworks & Sewer System Revenue Bonds, 5.00%, 2/01/48	90,000	103,101

Texas – 0.2%
Grand Parkway Transportation Corp. Subordinate Tier Tax Revenue Bonds Series A, 5.00%, 10/01/43	90,000	102,081
San Antonio Electric & Gas Revenue Bonds, Junior Lien, Build America Bonds, 5.81%, 2/01/41	30,000	38,185

	Par	Value

Texas (Continued)
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 5.00% 4/15/23	$20,000	$22,593
5.00% 10/15/43	90,000	102,891
5.00% 10/15/47	90,000	101,991
5.00% 4/15/49	90,000	102,846
		470,587

Utah – 0.0%(c)
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	90,000	98,795

Virginia – 0.1%
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, Senior Lien, 5.00%, 7/01/48	90,000	103,189
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/52	90,000	96,103
		199,292

Wisconsin – 0.0%(c)
Public Finance Authority Revenue Bonds (AMT), Denver International Airport, 5.00%, 9/30/49	90,000	96,798
Total Municipal Bonds (Cost $6,262,794)		6,294,260

	Number of Shares

Investment Companies – 2.8%
Schwab U.S. TIPS ETF	116,468	6,296,260
Total Investment Companies (Cost $6,196,271)		6,296,260

	Par

Short-Term Investments – 10.7%
Northern Institutional Funds - Treasury Portfolio (Shares), 2.30%(o)	23,027,847	23,027,847

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par	Value

U.S. Treasury Bill, 2.14%, 4/11/19(p)		1,150,000	$1,144,795
Total Short-Term Investments (Cost $24,172,782)			24,172,642

Commercial Paper – 0.4%
Banco Santander S.A. 2.69%, 5/01/19(p)		$970,000	963,137

Total Commercial Paper (Cost $963,501)			963,137

	Number of Contracts	Notional Amount

Purchased Options – 0.1%
Call Options – 0.0%(c)
10-Year U.S. Treasury Note, Strike Price $217.00, Expires 2/22/19	1	112,469	859
Japanese Yen vs. Australian Dollar, Strike Price $75.50, Expires 3/05/19	1	25,500	860
Japanese Yen vs. Australian Dollar, Strike Price $76.00, Expires 3/06/19	1	25,500	756
Long U.S. Treasury Bond, Strike Price $460.00, Expires 2/22/19	9	1,320,187	11,672
Long U.S. Treasury Bond, Strike Price $455.00, Expires 2/22/19	4	586,750	6,500
Long U.S. Treasury Bond, Strike Price $465.00, Expires 2/22/19	3	440,063	3,047
Mexican Peso vs. U.S. Dollar, Strike Price $19.25, Expires 3/14/19	1	25,000	382
Mexican Peso vs. U.S. Dollar, Strike Price $19.20, Expires 2/20/19	1	34,000	321
Mexican Peso vs. U.S. Dollar, Strike Price $19.20, Expires 2/20/19	1	14,000	132
Mexican Peso vs. U.S. Dollar, Strike Price $19.25, Expires 3/14/19	1	10,000	153
U.S. Dollar vs. Australian Dollar, Strike Price $0.72, Expires 2/26/19	1	32,900	344
			25,026

	Number of Contracts	Notional Amount	Value

Call Swaptions – 0.1%
Buy Protection on Markit CDX North America Investment Grade Index Series 31; Receive 0.62% (Quarterly): Credit Default Swap Maturing 12/20/2023, Strike Price $0.80, Expires 2/20/19	1	$600,000	$3,534
Pay 3-Month LIBOR (Quarterly); Receive 2.35% (Semi-annually): Interest Rate Swap Maturing 07/12/2021, Strike Price $2.35, Expires 7/10/19	1	660,000	933
Pay 3-Month LIBOR (Quarterly); Receive 2.70% (Semi-annually): Interest Rate Swap Maturing 06/12/2029, Strike Price $2.70, Expires 6/10/19	1	426,000	5,511
Pay 3-Month LIBOR (Quarterly); Receive 3.04% (Semi-annually): Interest Rate Swap Maturing 04/29/2048, Strike Price $3.04, Expires 4/27/38	1	665,000	38,725
Pay 3-Month LIBOR (Quarterly); Receive 3.04% (Semi-annually): Interest Rate Swap Maturing 04/29/2048, Strike Price $3.04, Expires 4/27/38	1	243,000	14,150
Pay 3-Month LIBOR (Quarterly); Receive 3.04% (Semi-annually): Interest Rate Swap Maturing 04/29/2048, Strike Price $3.04, Expires 4/27/38	1	375,000	21,837
			84,690

Put Options – 0.0%(c)
10-Year U.S. Treasury Note Futures expiration date 2/2019, Strike Price $210.00, Expires 2/22/19	41	4,611,219	1,922
Brazilian Real vs. U.S. Dollar, Strike Price $3.90, Expires 2/07/19	1	30,000	2,083
Brazilian Real vs. U.S. Dollar, Strike Price $3.79, Expires 3/21/19	1	24,000	1,055
Brazilian Real vs. U.S. Dollar, Strike Price $3.79, Expires 3/21/19	1	10,000	439
South Korean Won vs. U.S. Dollar, Strike Price $115.00, Expires 2/07/19	1	30,000	148

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Number of Contracts	Notional Amount	Value

Put Options (Continued)
South Korean Won vs. U.S. Dollar, Strike Price $115.00, Expires 2/07/19	1	$12,000	$ 59
Turkish Lira vs. U.S. Dollar, Strike Price $5.40, Expires 3/21/19	1	60,000	2,076
Turkish Lira vs. U.S. Dollar, Strike Price $5.40, Expires 3/21/19	1	25,000	865
			8,647

Put Swaptions – 0.0%(c)
Pay 3.04% (Semi-annually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 04/29/2048, Strike Price $3.04, Expires 4/27/38	1	665,000	30,389
Pay 3.04% (Semi-annually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 04/29/2048, Strike Price $3.04, Expires 4/27/38	1	243,000	11,105
Pay 3.04% (Semi-annually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 04/29/2048, Strike Price $3.04, Expires 4/27/38	1	375,000	17,132
			58,626

Total Purchased Options (Cost $162,774)			176,989

		Par

Repurchase Agreements – 0.0%(c)
Merrill Lynch Pierce Fenner & Smith, 2.60% (dated 1/31/19, due 2/1/19, repurchase price $25,783, collateralized by U.S. Treasury Notes, 2.875%, due 8/15/28, total market value $25,503)		25,781	25,781

Total Repurchase Agreements (Cost $25,781)			25,781
Total Investments – 120.6% (Cost $268,225,649)			272,268,141

(a)	Par value is in USD unless otherwise indicated.

	Par	Value

Short Positions – (1.8)%
U.S. Government Obligations – (0.0)%(c)
U.S. Treasury Notes – (0.0)%(c)
2.88%, 8/15/28(m)	$(25,000)	$(25,503)

Total U.S. Government Obligations (Cost $(25,302))		(25,503)

Mortgage-Backed Securities – (1.8)%
Pool TBA(f)	(4,060,000)	(4,104,251)

Total Mortgage-Backed Securities (Proceeds $(4,086,573))		(4,104,251)

Total Short Positions – (1.8)% (Cost $(4,111,875))		(4,129,754)

Liabilities less Other Assets – (20.6)%(q)		(46,586,426)

NET ASSETS – 100.0%		$225,681,715

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(c)	Amount rounds to less than 0.05%.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Variable rate security. Rate as of January 31, 2019 is disclosed.

(f)	When-Issued Security. Coupon rate was not in effect at January 31, 2019.

(g)	Perpetual bond. Maturity date represents next call date.

(h)	Issuer has defaulted on terms of debt obligation.

(i)	Century bond maturing in 2110.

(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(k)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(l)	Zero coupon bond.

(m)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.

(n)	Century bond maturing in 2112.

(o)	7-day current yield as of January 31, 2019 is disclosed.

(p)	Discount rate at the time of purchase.

(q)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures, swap, written swaption and written options contracts.

Percentages shown are based on Net Assets

Abbreviations:

1M	1 Month

1Y	1 Year

3M	3 Month

5Y	5 Year

ABS	Asset-Backed Security

AMT	Alternative Minimum Tax

ARS	Argentina Peso

CLO	Collateralized Loan Obligation

CMT	Constant Maturity

COP	Colombia Peso

COPS	Certificates of Participation

CWA	Clean Water Act

ETF	Exchange-Traded Fund

Fannie Mae	Federal National Mortgage Association

FHLB	Federal Home Loan Bank

Freddie Mac	Federal Home Loan Mortgage Corporation

G.O.	General Obligation

ICE	Intercontinental Exchange

ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

MXN	Mexico Peso

NATL	National Public Finance Guarantee Corporation

PLC	Public Limited Company

S&P	Standards & Poor’s

TBA	To be announced

TIPS	Treasury Inflation Protected Securities

TRB	Tax Revenue Bonds

USD	United States Dollar

ZAR	South Africa Rand

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Futures Contracts outstanding at January 31, 2019:

Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Contracts
5-Year U.S. Treasury Note	5	3/29/2019	USD	574,297	$ 896
2-Year Eurodollar	256	12/16/2019	USD	62,329,600	154,763
90-Day Eurodollar	28	6/15/2020	USD	6,827,100	9,538
CME Ultra Long Term U.S. Treasury Bond	39	3/29/2019	USD	6,283,875	64,591
2-Year U.S. Treasury Note	116	3/29/2019	USD	24,630,062	39,213

Total Long Contracts					$ 269,001

Short Contracts

10-Year U.S. Treasury Note	(153)	3/20/2019	USD	18,737,718	$(142,978)
90-Day Eurodollar	(80)	12/14/2020	USD	19,513,000	(17,156)
U.S. Treasury Long Bond	(63)	3/20/2019	USD	9,241,312	(146,011)
Ultra 10-Year U.S. Treasury Note	(155)	3/20/2019	USD	20,256,563	(247,644)

Total Short Contracts					$(553,789)
					$(284,788)

Forward Foreign Currency Contracts outstanding at January 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/20/19	British Pounds	194,000	U.S. Dollars	246,347	Barclays	$ 8,717
03/20/19	British Pounds	261,000	U.S. Dollars	336,759	Morgan Stanley	6,394
03/06/19	Brazilian Reals	500,785	U.S. Dollars	134,266	Goldman Sachs	2,774
02/14/19	Turkish Lira	163,470	U.S. Dollars	30,000	BNP	1,409
02/14/19	Brazilian Reals	150,976	U.S. Dollars	40,000	Morgan Stanley	1,364
03/20/19	Euro	172,838	U.S. Dollars	197,284	JPMorgan Chase	1,344
02/14/19	Turkish Lira	162,495	U.S. Dollars	30,000	Goldman Sachs	1,221
02/05/19	Turkish Lira	151,029	U.S. Dollars	28,000	BNP	1,155
02/04/19	Brazilian Reals	131,705	U.S. Dollars	35,000	Citibank	1,103
02/14/19	Chilean Pesos	20,325,600	U.S. Dollars	30,000	JPMorgan Chase	995
03/20/19	Euro	121,162	U.S. Dollars	138,296	Barclays	946
03/06/19	Brazilian Reals	101,789	U.S. Dollars	27,000	Citibank	855
02/14/19	South African Rand	409,453	U.S. Dollars	30,000	Citibank	824
02/11/19	Colombian Pesos	94,845,000	U.S. Dollars	30,000	Citibank	533
03/06/19	Brazilian Reals	89,623	U.S. Dollars	24,000	BNP	526
02/14/19	Turkish Lira	106,438	U.S. Dollars	20,000	JPMorgan Chase	451
03/06/19	Brazilian Reals	41,556	U.S. Dollars	11,000	Morgan Stanley	372
03/15/19	Argentine Pesos	793,200	U.S. Dollars	20,000	JPMorgan Chase	360

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
02/04/19	Brazilian Reals	63,172	U.S. Dollars	17,000	Goldman Sachs	$ 317
02/14/19	U.S. Dollars	32,000	Mexican Pesos	608,619	HSBC	235
02/14/19	U.S. Dollars	20,000	Indian Rupees	1,407,600	Bank of America	217
04/25/19	Argentine Pesos	577,500	U.S. Dollars	14,000	Citibank	196
02/28/19	Philippine Pesos	1,263,360	U.S. Dollars	24,000	BNP	192
03/01/19	Colombian Pesos	47,210,645	U.S. Dollars	15,005	Citibank	182
02/14/19	South African Rand	201,368	U.S. Dollars	15,005	Morgan Stanley	154
02/14/19	Argentine Pesos	193,650	U.S. Dollars	5,000	Citibank	121
02/14/19	Argentine Pesos	193,550	U.S. Dollars	5,000	BNP	118
02/14/19	U.S. Dollars	10,000	Mexican Pesos	190,726	JPMorgan Chase	46

Total Unrealized Appreciation						$ 33,121
02/14/19	Indian Rupees	1,422,600	U.S. Dollars	20,000	Morgan Stanley	$ (6)
02/14/19	U.S. Dollars	14,000	Mexican Pesos	268,622	Citibank	(20)
02/14/19	Mexican Pesos	281,394	U.S. Dollars	14,716	Citibank	(30)
02/14/19	South African Rand	185,444	U.S. Dollars	13,995	Goldman Sachs	(34)
02/14/19	U.S. Dollars	19,000	Mexican Pesos	364,800	Goldman Sachs	(40)
02/14/19	Mexican Pesos	322,951	U.S. Dollars	17,000	JPMorgan Chase	(145)
02/14/19	U.S. Dollars	208,607	Mexican Pesos	4,000,126	BNP	(165)
02/14/19	Japanese Yen	3,449,857	Australian Dollars	44,000	Goldman Sachs	(287)
02/11/19	U.S. Dollars	30,000	Colombian Pesos	94,305,000	Citibank	(359)
03/20/19	U.S. Dollars	337,322	Euro	294,000	Morgan Stanley	(547)
02/14/19	U.S. Dollars	20,000	Chilean Pesos	13,475,000	JPMorgan Chase	(548)
02/14/19	U.S. Dollars	61,181	Colombian Pesos	192,460,000	BNP	(769)
03/06/19	U.S. Dollars	25,000	Brazilian Reals	94,249	Citibank	(791)
02/04/19	U.S. Dollars	27,000	Brazilian Reals	101,601	Citibank	(851)
02/14/19	U.S. Dollars	20,000	South African Rand	279,000	Citibank	(1,003)
02/05/19	U.S. Dollars	28,000	Turkish Lira	151,040	JPMorgan Chase	(1,158)
02/14/19	U.S. Dollars	40,618	South African Rand	559,810	Goldman Sachs	(1,526)
02/04/19	U.S. Dollars	25,000	Brazilian Reals	96,788	Goldman Sachs	(1,532)
02/14/19	U.S. Dollars	30,000	Turkish Lira	166,992	JPMorgan Chase	(2,085)
03/20/19	U.S. Dollars	138,723	British Pounds	107,559	Barclays	(2,691)
02/05/19	U.S. Dollars	58,461	Mexican Pesos	1,180,000	Standard Chartered Bank	(3,203)
03/20/19	U.S. Dollars	197,751	British Pounds	153,441	JPMorgan Chase	(3,987)
02/14/19	U.S. Dollars	97,819	South African Rand	1,360,000	Morgan Stanley	(4,563)
03/20/19	U.S. Dollars	245,949	British Pounds	194,000	Morgan Stanley	(9,115)

Total Unrealized Depreciation						$(35,455)

Net Unrealized Depreciation						$ (2,334)

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Written Call Option Contracts outstanding at January 31, 2019:

Exchange Traded

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note	Merril Lynch	33	USD	(3,711,469)	USD	122.50	2/22/2019	$(16,406)
10-Year U.S. Treasury Note	UBS	26	USD	(2,924,187)	USD	220.00	2/22/2019	(17,469)
5-Year U.S. Treasury Note	UBS	7	USD	(804,016)	USD	150.00	2/22/2019	(1,258)
Brazilian Real vs. U.S. Dollar	HSBC	1	USD	(8,000)	USD	3.79	2/20/2019	(20)
Brazilian Real vs. U.S. Dollar	Citibank	1	USD	(20,000)	USD	3.78	2/20/2019	(49)
Brazilian Real vs. U.S. Dollar	HSBC	1	USD	(21,000)	USD	3.79	2/20/2019	(51)
Brazilian Real vs. U.S. Dollar	HSBC	1	USD	(51,000)	USD	3.79	2/20/2019	(125)
Japanese Yen vs. Australian Dollar	Deutsche Bank	1	AUD	(25,500)	AUD	78.00	3/5/2019	(378)
Japanese Yen vs. Australian Dollar	Citibank	1	AUD	(25,500)	AUD	78.50	3/6/2019	(302)
Long U.S. Treasury Bond	UBS	2	USD	(293,375)	USD	480.00	2/22/2019	(906)
Long U.S. Treasury Bond	UBS	5	USD	(733,437)	USD	470.00	2/22/2019	(3,906)
Long U.S. Treasury Bond	UBS	2	USD	(293,375)	USD	430.00	2/22/2019	(7,531)
Long U.S. Treasury Bond	Citibank	1	USD	(146,688)	USD	145.00	2/22/2019	(2,000)
Mexican Peso vs. U.S. Dollar	Deutsche Bank	1	USD	(51,000)	USD	19.65	2/20/2019	(31)
Mexican Peso vs. U.S. Dollar	Deutsche Bank	1	AUD	(21,000)	AUD	19.65	2/20/2019	(63)
Mexican Peso vs. U.S. Dollar	Citibank	1	USD	(30,000)	USD	20.05	2/28/2019	(63)
Mexican Peso vs. U.S. Dollar	Goldman Sachs	1	USD	(16,000)	USD	19.75	3/14/2019	(111)
Mexican Peso vs. U.S. Dollar	Goldman Sachs	1	USD	(40,000)	USD	19.75	3/14/2019	(277)
Russian Ruble vs. U.S. Dollar	Deutsche Bank	1	USD	(58,000)	USD	66.50	2/27/2019	(559)
South African Rand vs. U.S. Dollar	JPMorgan Chase	1	USD	(8,000)	USD	14.00	3/14/2019	(47)
South African Rand vs. U.S. Dollar	JPMorgan Chase	1	USD	(20,000)	USD	14.00	3/14/2019	(117)
South Korean Won vs. U.S. Dollar	Citibank	1	USD	(4,000)	USD	140.00	2/7/2019	(—)
South Korean Won vs. U.S. Dollar	Citibank	1	USD	(10,000)	USD	140.00	2/7/2019	(1)
Turkish Lira vs. U.S. Dollar	JPMorgan Chase	1	USD	(25,000)	USD	5.90	3/21/2019	(93)
Turkish Lira vs. U.S. Dollar	JPMorgan Chase	1	USD	(60,000)	USD	5.90	3/21/2019	(224)

Total Written Call Options Contracts (Premiums Received $42,295)								$(51,987)

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Written Put Option Contracts outstanding at January 31, 2019:

Exchange Traded

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note	UBS	42	USD	(4,723,687)	USD	225.00	2/22/2019	$(17,719)
5-Year U.S. Treasury Note	UBS	28	USD	(3,216,063)	USD	142.00	2/22/2019	(1,312)
5-Year U.S. Treasury Note	UBS	19	USD	(2,136,906)	USD	215.00	2/22/2019	(1,781)
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	(40,000)	USD	3.75	2/7/2019	(1,154)
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	(14,000)	USD	3.66	3/21/2019	(275)
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	(35,250)	USD	3.66	3/21/2019	(691)
Long U.S. Treasury Bond	UBS	1	USD	(146,688)	USD	450.00	2/22/2019	(313)
Long U.S. Treasury Bond	UBS	20	USD	(2,933,750)	USD	440.00	2/22/2019	(3,125)
South Korean Won vs. U.S. Dollar	Citibank	1	USD	(10,000)	USD	85.00	2/7/2019	(1)
South Korean Won vs. U.S. Dollar	Citibank	1	USD	(16,000)	USD	85.00	2/7/2019	(2)
South Korean Won vs. U.S. Dollar	Citibank	1	USD	(30,000)	USD	85.00	2/7/2019	(3)

Total Written Put Options Contracts (Premiums Received $45,959)								$(26,376)

Written Call Interest Rate Swaption Contracts outstanding at January 31, 2019:

Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 10/20/22	3-Month LIBOR Semi-annually	2.75% Quarterly	Bank of America	10/16/2020	2.75%	$ (678,000)	$ (6,725)
Interest Rate Swap Maturing 10/20/22	3-Month LIBOR Semi-annually	2.75% Quarterly	Citibank	10/16/2020	2.75	(1,208,000)	(11,981)
Interest Rate Swap Maturing 10/20/22	3-Month LIBOR Semi-annually	2.75% Quarterly	Citibank	10/16/2020	2.75	(1,857,000)	(18,419)
Total (Premiums Received $27,275)							$(37,125)

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Written Put Interest Rate Swaption Contracts outstanding at January 31, 2019:

Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 10/20/22	3.75% Semi-annually	3-Month LIBOR Semi-annually	Bank of America	10/16/2020	3.75%	$(678,000)	$ (407)
Interest Rate Swap Maturing 10/20/22	3.75% Semi-annually	3-Month LIBOR Semi-annually	Citibank	10/16/2020	3.75	(1,208,000)	(724)
Interest Rate Swap Maturing 10/20/22	3.75% Semi-annually	3-Month LIBOR Semi-annually	Citibank	10/16/2020	3.75	(1,857,000)	(1,113)

Total (Premiums Received $7,820)							$(2,244)

Written Put Credit Default Swaptions outstanding at January 31, 2019:

Over the Counter

Description	Counterparty	Expiration Date	Basis Point Spread	Notional Amount	Value
Sell Protection on Markit CDX North America Investment Grade Index Series 31; Receive 0.62% (Quarterly): Credit Default Swap Maturing 12/20/23	Bank of America	2/20/2019	100	$(600,000)	$(44)

Total (Premiums Received $1,215)					$(44)

Interest Rate Swap Contracts outstanding at January 31, 2019:

Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR (Quarterly)	3.00% (Semi-annually)	12/31/2020	USD	43,410,000	$293,395	$226,820	$66,575
3-Month CDOR (Quarterly)	2.33% (Semi-annually)	1/18/2021	CAD	1,145,000	2,489	—	2,489
3-Month CDOR (Quarterly)	2.25% (Semi-annually)	1/24/2021	CAD	477,000	519	—	519
3-Month LIBOR (Quarterly)	3.23% (Semi-annually)	12/18/2021	USD	11,390,000	157,927	77,842	80,085
2.85% (Semi-annually)	3-Month LIBOR (Quarterly)	8/31/2022	USD	3,181,000	(57,174)	(45,148)	(12,027)
28-Day MXN-TIIE-BANXICO (Lunar)	8.43% (Lunar)	12/29/2023	MXN	1,000,000	558	—	558
28-Day MXN-TIIE-BANXICO (Lunar)	8.39% (Lunar)	1/18/2024	MXN	1,687,687	821	—	821
28-Day MXN-TIIE-BANXICO (Lunar)	8.20% (Lunar)	1/22/2024	MXN	1,100,000	68	—	68
28-Day MXN-TIIE-BANXICO (Lunar)	8.22% (Lunar)	1/23/2024	MXN	723,313	85	—	85

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day US Federal Fund Effective Rate + 0.31% (Quarterly)	3-Month LIBOR (Quarterly)	3/20/2024	USD	2,172,000	$ (3,502)	$ (1,260)	$ (2,242)
3-Month LIBOR (Quarterly)	3-Month US Federal Fund Effective Rate + 0.31% (Quarterly)	3/20/2024	USD	4,165,000	6,717	1,277	5,440
3-Month LIBOR (Quarterly)	1-DAY US Federal Fund Effective Rate + 0.31% (Quarterly)	3/20/2024	USD	2,390,000	3,854	756	3,098
2.81% (Semi-annually)	3-Month LIBOR (Quarterly)	1/29/2029	USD	3,000	(33)	—	(33)
2.93% (Semi-annually)	3-Month LIBOR (Quarterly)	6/12/2029	USD	132,000	(2,776)	—	(2,776)
3.30% (Semi-annually)	3-Month LIBOR (Quarterly)	12/18/2029	USD	2,510,000	(128,431)	(64,555)	(63,876)
3-Month LIBOR (Quarterly)	3.00% (Semi-annually)	2/15/2036	USD	2,128,000	55,153	26,494	28,659
3.33% (Semi-annually)	3-Month LIBOR (Quarterly)	2/15/2044	USD	1,116,000	(102,144)	(35,879)	(66,265)
2.88% (Semi-annually)	3-Month LIBOR (Quarterly)	5/15/2044	USD	1,924,000	(13,099)	13,648	(26,747)
3-Month LIBOR (Quarterly)	3.00% (Semi-annually)	5/15/2044	USD	1,578,000	(47,378)	(25,264)	(22,114)

Total					$ 167,049	$174,731	$ (7,683)

Interest Rate Swap Contracts outstanding at January 31, 2019:

Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	8.53% (At Maturity)	1/2/2023	BRL	400,000	$2,560	$—	$2,560
1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	8.26% (At Maturity)	1/2/2023	BRL	161,171	470	—	470
1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	8.53% (At Maturity)	1/2/2023	BRL	709,047	1,644	—	1,644

Total					$4,674	$—	$4,674

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2019:

Exchange Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 31 (Quarterly)	0.66%	1.00%	12/20/2023	UBS	USD 39,340,000	$641,755	$391,977	$249,778
Total						$641,755	$391,977	$249,778

Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2019:

Over the Counter

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, 1/7/2025 (Quarterly)	1.00%	12/20/2023	Barclays	USD	395,000	$10,857	$16,000	$ (5,143)
Federal Republic of Brazil, 4.25%, 1/7/2025 (Quarterly)	1.00%	12/20/2023	Bank of America	USD	100,000	2,748	4,959	(2,211)
Republic of Colombia, 10.38%, 1/28/2033 (Quarterly)	1.00%	12/20/2023	Barclays	USD	70,000	639	1,238	(599)
Republic of Columbia, 10.38%, 1/28/2033 (Quarterly)	1.00%	12/20/2023	Bank of America	USD	70,000	638	1,332	(694)
Republic of Philippines, 10.63%, 3/16/2025 (Quarterly)	1.00%	12/20/2023	JPMorgan Chase	USD	150,000	(2,021)	(838)	(1,183)
Republic of Philippines, 10.63%, 3/16/2025 (Quarterly)	1.00%	12/20/2023	BNP	USD	20,000	(269)	(101)	(168)
Republic of Turkey, 11.88%, 1/15/2030 (Quarterly)	1.00%	12/20/2023	Citibank	USD	187,882	15,983	19,163	(3,180)
Republic of Turkey, 11.88%, 1/15/2030 (Quarterly)	1.00%	12/20/2023	Goldman Sachs	USD	58,118	4,944	6,514	(1,570)
Republic of Turkey, 11.88%, 1/15/2030 (Quarterly)	1.00%	12/20/2023	Deutsche Bank	USD	30,000	2,552	3,361	(809)
Republic of Turkey, 11.88%, 1/15/2030 (Quarterly)	1.00%	12/20/2023	BNP	USD	30,000	2,552	3,406	(854)
Republic of Turkey, 11.88%, 1/15/2030 (Quarterly)	1.00%	12/20/2023	JPMorgan Chase	USD	30,000	2,552	3,369	(817)
Republic of Turkey, 11.88%, 1/15/2030 (Quarterly)	1.00%	12/20/2023	Morgan Stanley	USD	25,000	2,127	2,828	(701)
United Mexican States, 4.15%, 3/28/2027 (Quarterly)	1.00%	12/20/2023	Bank of America	USD	420,000	5,911	8,063	(2,152)
United Mexican States, 4.15%, 3/28/2027 (Quarterly)	1.00%	12/20/2023	Goldman Sachs	USD	90,000	1,267	2,058	(791)
Total						$50,480	$71,352	$(20,872)

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals

Investments

Assets:

Investments in Securities:
Asset-Backed Securities	$—	$14,296,290	$—	$14,296,290
Corporate Bonds	—	47,682,814	—	47,682,814
Foreign Issuer Bonds	—	28,855,406	—	28,855,406
U.S. Government Agencies	—	2,048,312	—	2,048,312
U.S. Government Obligations	—	67,969,264	—	67,969,264
Mortgage-Backed Securities	—	73,486,986	—	73,486,986
Municipal Bonds	—	6,294,260	—	6,294,260
Investment Companies	6,296,260	—	—	6,296,260
Short-Term Investments	23,027,847	1,144,795	—	24,172,642
Commercial Paper	—	963,137	—	963,137
Purchased Options	24,000	152,989	—	176,989
Repurchase Agreements	—	25,781	—	25,781

Total Assets – Investments at value	$29,348,107	$242,920,034	$—	$272,268,141

Liabilities:

Mortgage-Backed Securities	$—	$(4,104,251)	$—	$(4,104,251)
U.S. Government Obligations	—	(25,503)	—	(25,503)

Total Liabilities – Investments at value	$—	$(4,129,754)	$—	$(4,129,754)

Total Investments	$29,348,107	$238,790,280	$—	$268,138,387

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments

Assets:

Futures contracts	$269,001	$—	$—	$269,001
Forward foreign currency exchange contracts	—	33,121	—	33,121
Swap agreements	—	442,849	—	442,849

Total Assets - Derivative Financial Instruments	$269,001	$475,970	$—	$744,971

Liabilities:

Futures contracts	$(553,789)	$—	$—	$(553,789)
Forward foreign currency exchange contracts	—	(35,455)	—	(35,455)
Written Options	(73,727)	(44,049)	—	(117,776)
Swap agreements	—	(216,952)	—	(216,952)

Total Liabilities - Derivative Financial Instruments	$(627,516)	$(296,456)	$—	$(923,972)

Total Derivative Financial Instruments	$(358,515)	$179,514	$—	$(179,001)

See Notes to Schedule of Investments.

Morningstar Funds Trust     January 31, 2019 (unaudited)

Schedule of Investments

Morningstar Municipal Bond Fund

	Par	Value

Municipal Bonds – 79.1%

Arizona – 2.2%
Arizona Board of Regents Refunding COPS, Series C, University of Arizona, 5.00%, 6/01/28	$400,000	$ 435,800
Arizona State Health Facilities Authority Variable Revenue Bonds, Series B, Banner Health (Bank of Tokyo-Mitsubishi UFJ LOC), 1.53%, 2/07/19(a)(b)(c)	400,000	400,000
Phoenix IDA Healthcare Facilities Variable Revenue Bonds, Series A, Mayo Clinic, 1.37%, 2/07/19(a)(b)(c)	900,000	900,000
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	237,350

		1,973,150

California – 1.9%
California State Various Purpose Bid Group G.O. Unlimited Refunding Bonds, 5.00%, 8/01/30	600,000	728,304
Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	500,000	564,945
Sacramento County Sanitation Districts Financing Authority Variable Revenue Refunding Bonds, Series B, Sacramento County Regional (NATL Insured) (ICE LIBOR USD 3M + 0.53%), 2.37%, 12/01/35(c)	100,000	97,289
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5/01/44(e)	250,000	282,010

		1,672,548

Colorado – 2.3%
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	500,000	529,300

	Par	Value

Colorado (Continued)
Colorado State Health Facilities Authority Revenue Bonds, Series A, Catholic Health, 5.00%, 2/01/41	$380,000	$ 391,240
Denver City & County Airport Subordinate System Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	571,300
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL-IBC Insured), 5.00%, 12/01/45	500,000	539,490

		2,031,330

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	100,000	107,883

Delaware – 0.9%
Delaware State Health Facilities Authority Revenue Bonds, Beebe Medical Center, 5.00%, 6/01/48	500,000	537,320
Kent County Student Housing & Dining Facilities Revenue Bonds, Chf Dover LLC Delaware State University Project, 5.00%, 7/01/32	250,000	273,275

		810,595

District of Columbia – 1.0%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%, 10/01/49	500,000	568,810
Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	300,000	339,525

		908,335

Florida – 1.6%
Central Florida Expressway Authority Revenue Refunding Bonds, Senior Lien, 5.00%, 7/01/42	350,000	393,369

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Florida (Continued)
Davie Educational Facilities Revenue Bonds, Series B, Nova Southeastern University Project, 5.00%, 4/01/24	$250,000	$ 277,130
JEA Bulk Power Supply System Revenue Bonds, Scherer 4 Project, Series A, 3.00%, 10/01/22	225,000	225,252
Orange County Health Facilities Authority Revenue Bonds, Orlando Health Obligated Group, 5.00%, 10/01/47	500,000	551,455

		1,447,206

Georgia – 2.1%
Athens-Clarke County Unified Government Development Authority Variable Revenue Bonds, Series B, University of Georgia Athletic Association (Wells Fargo Bank N.A. LOC), 1.53%, 2/07/19(a)(b)(c)	200,000	200,000
Bartow County Development Authority Revenue Refunding Bonds, Series B, Georgia Power Company Plant Bowen Project, 2.05%, 11/19/21(a)(c)(f)	275,000	268,986
Fulton County Development Authority Transportation Corp. Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc. Project, 5.00%, 3/15/32	200,000	233,146
Main Street Natural Gas Inc. Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(a)(c)(f)	500,000	530,380
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	578,920

		1,811,432

Illinois – 8.8%
Chicago Board of Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 12/01/19	200,000	203,178

	Par	Value

Illinois (Continued)
5.00%, 12/01/20	$200,000	$205,786
Chicago City Colleges Capital Appreciation G.O. Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(g)	750,000	486,893
Chicago G.O. Unlimited Bonds, Series A, 5.00%, 12/01/21	500,000	515,900
Chicago O’Hare International Airport Revenue Refunding Bonds (AMT), Series A, Senior Lien, 5.00%, 1/01/31	250,000	288,405
Chicago Park District G.O. Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/26	395,000	430,609
Hillside Incremental Tax Allocation Revenue Refunding Bonds, 5.00%, 1/01/24	100,000	102,635
Illinois State Finance Authority Revenue Refunding Bonds, Southern Illinois Healthcare, 5.00%, 3/01/22	300,000	324,840
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, Northwestern Memorial Hospital, 1.50%, 2/07/19(a)(b)(c)	300,000	300,000
Illinois State G.O. Unlimited Bonds, 5.00%, 7/01/20	440,000	455,057
Illinois State G.O. Unlimited Refunding Bonds, 5.00%, 8/01/24	400,000	419,024
Illinois State Junior Obligation Build Illinois Sales Tax Revenue Bonds, 5.00%, 6/15/20	500,000	516,440
Illinois State Junior Obligations Sales Tax Revenue Bonds, Series A (BAM Insured), 4.00%, 6/15/34	620,000	620,936
Illinois State Sports Facilities Authority State Tax Supported Capital Appreciation Revenue Bonds (AMBAC Insured), 0.00%, 6/15/25(g)	75,000	59,430

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Illinois (Continued)
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	$400,000	$ 441,016
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	500,000	592,575
Kane, Cook and Dupage Counties, Illinois School District, G.O. Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	200,000	220,912
Kane, McHenry, Cook and DeKalb Counties, Illinois School District, G.O. Unlimited Refunding Bonds, 4.25%, 1/01/23	500,000	517,610
Will County Community School District No. 161 Summit Hill Refunding G.O. Unlimited Bonds, 4.00%, 1/01/24	470,000	504,869
Winnebago Boone Etc. Counties Community College District No. 511 G.O. Unlimited Refunding Bonds, Series A, Rock Valley College (AGM Insured), 5.00%, 1/01/21	500,000	525,725

		7,731,840

Indiana – 1.4%
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	400,000	400,212
Indiana Finance Authority Economic Development Revenue Refunding Bonds, Series 2010B, Republic Services Inc. Project, 2.10%, 3/01/19(a)(c)(f)	500,000	500,030
Indiana Finance Authority Environmental Variable Revenue Refunding Bonds, Duke Energy Indiana, Inc. Project, 1.55%, 2/07/19(a)(b)(c)	300,000	300,000

		1,200,242

Kentucky – 2.4%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	451,168

	Par	Value

Kentucky (Continued)
Kentucky Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare Inc., Series B (NATL Insured),
0.00%, 10/01/22(g)	$500,000	$ 452,620
0.00%, 10/01/24(g)	280,000	238,171
Kentucky Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(c)(f)	100,000	105,379
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	317,130
Louisville & Jefferson County Metro Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas & Electric Project, 1.25%, 6/03/19(a)(c)(f)	500,000	498,645

		2,063,113

Maryland – 2.4%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	250,000	271,312
Maryland State & Local Facilities G.O. Unlimited Bonds, Loan of 2013-1, 4.00%, 3/01/26	600,000	625,638
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/01/22	260,000	285,163
Maryland State Economic Development Corp. Private Activity Revenue Bonds (AMT), Purple Line Light Rail Projects, 5.00%, 3/31/24	150,000	160,703

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Maryland (Continued)
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Arundel Health Systems, 5.00%, 7/01/29	$250,000	$291,557
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Medstar Health Issue, Series A, 5.00%, 5/15/45	405,000	443,447

		2,077,820

Massachusetts – 1.9%
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E, 5.25%, 9/01/48	500,000	583,050
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/01/23(a)(c)(f)	500,000	557,110
Massachusetts State Educational Financing Authority Revenue Bonds, Series J (AMT), 5.00%, 7/01/21	500,000	532,655

		1,672,815

Michigan – 2.3%
Detroit Downtown Development Authority Tax Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured), 5.00%, 7/01/22	500,000	543,490
5.00%, 7/01/48	200,000	213,238
Detroit G.O. Unlimited Bonds,
5.00%, 4/01/20	500,000	511,625
5.00%, 4/01/27	50,000	54,282
Great Lakes Water Authority Sewage Disposal System Revenue Refunding Bonds Second Lien, Series C, 5.00%, 7/01/36	300,000	334,425
University of Michigan Variable General Revenue Bonds, Series B, 1.37%, 2/14/19(a)(b)(c)	400,000	400,000

		2,057,060

	Par	Value

Minnesota – 1.0%
Minneapolis-Saint Paul Housing and Redevelopment Authority Health Care Facilities Variable Revenue Bonds, Series A, Children’s Hospitals and Clinics (AGM Insured), 1.51%, 2/07/19(a)(b)(c)	$900,000	$900,000
Mississippi – 1.0%
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series D, Chevron USA, Inc. Project, 1.47%, 2/07/19(a)(b)(c)	900,000	900,000

Missouri – 0.6%
Missouri State Health & Educational Facilities Authority Variable Revenue Bonds, Washington University, Series B, 1.54%, 2/07/19(a)(b)(c)	200,000	200,000
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	300,000	300,195

		500,195

Nebraska – 0.6%
Central Plains Energy Gas Project Revenue Bonds, Project No. 3, 5.00%, 9/01/22	500,000	541,595

Nevada – 1.0%
Clark County Las Vegas-McCarran Passenger Facility Charge Adjustable Revenue Refunding Bonds (Union Bank N.A. LOC), 1.49%, 2/14/19(a)(b)(c)	900,000	900,000

New Jersey – 1.6%
New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.37%, 7/01/30	250,000	244,770
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.00%, 1/01/24	150,000	166,266

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

New Jersey (Continued)
5.25%, 1/01/25	$100,000	$ 111,695
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	100,000	105,158
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Series F, Camden Townhouses Project, 8/01/19(a)(c)(e)(f)	100,000	100,000
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program Bonds, 5.25%, 6/15/43	125,000	134,875
Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	500,000	560,920

		1,423,684

New York – 11.9%
Hudson Yards Infrastructure Corp., Senior Revenue Bonds Fiscal 2012, Unrefunded Balance, 5.75%, 2/15/47	300,000	322,212
Liberty Development Corp. Revenue Bonds, 5.50%, 10/01/37	110,000	138,733
Long Island Power Authority Electric System Revenue Bonds, 5.00%, 9/01/35	300,000	350,151
Metropolitan Transportation Authority Revenue BANS, Series A, 4.00%, 2/03/20	1,500,000	1,530,060
Metropolitan Transportation Authority Revenue Green Bonds, Transportation Climate Bonds, 5.00%, 11/15/45	500,000	554,180
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries E-4 (PNC Bank N.A. LOC), 1.43%, 2/14/19(a)(b)(c)	900,000	900,000

	Par	Value

New York (Continued)
New York Adjustable G.O. Unlimited Bonds, Subseries G-7 (Bank of Tokyo-Mitsubishi UFJ LOC), 1.53%, 2/07/19(a)(b)(c)	$300,000	$ 300,000
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Variable Revenue Bonds, Subseries BB-4, 1.50%, 2/07/19(a)(b)(c)	400,000	400,000
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, Subseries A-6, 1.55%, 2/07/19(a)(b)(c)	300,000	300,000
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/01/32	250,000	298,370
5.00%, 12/01/42	250,000	286,535
New York State Dorm Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	225,408
New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E, 5.00%, 2/15/44	400,000	443,364
New York State Dormitory Authority State Supported Debt Consolidated Fifth General Resolution Variable Revenue Bonds, Series C, City University (Bank of America N.A. LOC), 1.40%, 2/14/19(a)(b)(c)	900,000	900,000
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT),
2.85%, 4/01/22	360,000	364,014
2.90%, 10/01/22	140,000	141,845
New York Variable G.O. Unlimited Bonds, Series E, Subseries E-4 (Bank of America N.A. LOC), 1.38%, 8/01/34(b)(c)	900,000	900,000

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

New York (Continued)
New York Variable G.O. Unlimited Bonds, Subseries B, Fiscal 2018, 1.50%, 2/07/19(a)(b)(c)	$600,000	$600,000
Triborough Bridge & Tunnel Authority Variable Revenue Refunding General Revenue Bonds, Subseries B-2 (Citibank N.A. LOC), 1.50%, 2/07/19(a)(b)(c)	1,500,000	1,500,000

		10,454,872

North Carolina – 2.8%
Charlotte-Mecklenburg Hospital Authority Variable Revenue Refunding Bonds, Carolina Health Care System, 1.50%, 2/07/19(a)(b)(c)	900,000	900,000
Durham Housing Authority MFH Revenue Bonds, Morreene Road Apartments, 1.85%, 1/01/20(a)(c)(f)	100,000	99,946
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Vidant Health, 5.00%, 6/01/45	500,000	538,085
North Carolina State Medical Care Commission Health Care Facilities Variable Revenue Bonds, Series B, Moses Cone Health System, 1.53%, 2/07/19(a)(b)(c)	300,000	300,000
North Carolina State Turnpike Authority Revenue Refunding Bonds, Senior Lien, 5.00%, 1/01/40	550,000	608,845

		2,446,876

Ohio – 3.3%
American Muni Power - Ohio Inc. Ohio Variable Revenue Refunding Bonds, Series A, 2/15/22(a)(c)(e)(f)	1,250,000	1,251,212
Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp. Revenue Refunding Bonds, 5.00%, 8/01/23	370,000	413,405

	Par	Value

Ohio (Continued)
Franklin County MFH Variable Revenue Bonds, Sawyer & Trevitt Project, 1.30%, 6/01/19(a)(c)(f)	$300,000	$299,298
Franklin County Variable Revenue Bonds, CHE Trinity Health Credit Group, 1.70%, 5/01/19(a)(c)(f)	250,000	250,018
Montgomery County Hospital Variable Revenue Refunding Bonds, Premier Health Partners Obligated Group (Barclays Bank PLC), 1.50%, 2/07/19(a)(b)(c)	400,000	400,000
Ohio State Higher Educational Facility Commission Variable Revenue Refunding Bonds, Cleveland Clinic, 1.50%, 2/07/19(a)(b)(c)	300,000	300,000

		2,913,933

Oklahoma – 0.1%
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	50,000	50,000

Pennsylvania – 4.9%
Delaware River Port Authority Revenue Bonds, Series A, 5.00%, 1/01/34	250,000	295,162
Geisinger Authority Health System Variable Revenue Bonds, Series B, Geisinger Health System, 1.50%, 2/07/19(a)(b)(c)	900,000	900,000
Lehigh County Industrial Development Authority Revenue Refunding Bonds, PPL Electric Utilities Corp. Project, 1.80%, 8/15/22(a)(c)(f)	330,000	321,694
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management Inc., Project, 2.35%, 5/01/19(a)(c)(f)	325,000	325,000

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Pennsylvania (Continued)
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Republic Services, Inc., 2.40%, 4/01/19(c)(f)	$300,000	$300,066
Pennsylvania State Housing Finance Agency MFH Revenue Bonds, Blumberg Senior Apartments, 1.65%, 11/01/19(a)(c)(f)	1,000,000	996,990
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/33	400,000	451,444
Philadelphia Authority for Industrial Development Temple University Revenue Refunding Bonds, Series 1-2015, 5.00%, 4/01/33	400,000	452,544
Philadelphia Hospitals & Higher Education Facilities Authority Variable Revenue Bonds, Children’s Hospital, 1.48%, 2/07/19(a)(b)(c)	300,000	300,000

		4,342,900

South Carolina – 0.5%
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	440,368

Tennessee – 2.2%
Metropolitan Government of Nashville and Davidson County Health and Education Facilities Board Revenue Bonds, Vanderbilt Medical Center, 5.00%, 7/01/40	400,000	438,024
Shelby County Health Educational & Housing Facilities Board Variable Revenue Bonds, Methodist Le Bonheur (AGM Insured), 1.57%, 2/07/19(a)(b)(c)	900,000	900,000
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds, Series A, 4.00%, 5/01/23(a)(c)(f)	550,000	574,635

		1,912,659

	Par	Value

Texas – 8.9%
Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	$400,000	$448,756
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	204,040
Central Regional Mobility Authority Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 1/01/22	300,000	323,094
Dallas Independent School District G.O. Unlimited Bonds, Series B-5, Multi-Modal School Building (PSF-Gtd.), 5.00%, 2/15/21(a)(c)(f)	500,000	530,315
Dallas-Fort Worth International Airport Improvement Revenue Bonds, Series B, 5.00%, 11/01/44	350,000	375,998
Dallas-Fort Worth International Airport Revenue Bonds, Series H (AMT), 5.00%, 11/01/42	400,000	420,780
Houston Utility System Adjustable Revenue Refunding Bonds, Series 2012A, First Lien (SIFMA Municipal Swap Index Yield + 0.90%), 2.33%, 5/01/20(a)(c)	500,000	502,225
Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.), 1.95%, 8/17/20(a)(c)(f)	250,000	250,677
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Exxonmobil Project, 1.50%, 2/07/19(a)(b)(c)	900,000	900,000
North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/01/26	70,000	79,210
San Antonio Water Variable Revenue Bonds, Series A, Junior Lien, 2.62%, 5/01/24(a)(c)(f)	500,000	511,205

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Texas (Continued)
Tarrant County Cultural Educational Facilities Finance Corp. Hospital Variable Revenue Bonds, Baylor Health Care System Project (TD Bank N.A. LOC), 1.50%, 2/08/19(a)(b)(c)	$335,000	$335,000
Tarrant County Cultural Educational Facilities Finance Corp. Hospital Variable Revenue Refunding Bonds, Methodist Hospitals Dallas (TD Bank N.A. LOC), 1.42%, 2/07/19(a)(b)(c)	900,000	900,000
Tarrant County Cultural Educational Facilities Finance Corp. Revenue Refunding Bonds, Texas Health Resources System Obligation, 5.00%, 2/15/47	500,000	551,005
Texas State TRANS, 4.00%, 8/29/19	600,000	607,962
University of Texas Financing System Variable Revenue Refunding Bonds, Series B, 1.40%, 2/14/19(a)(b)(c)	900,000	900,000

		7,840,267

Utah – 1.4%
Murray City Hospital Variable Revenue Bonds, Series A, IHC Health Services, Inc., 1.50%, 2/07/19(a)(b)(c)	900,000	900,000
Murray City Hospital Variable Revenue Bonds, Series D, IHC Health Services, Inc., 1.50%, 2/07/19(a)(b)(c)	300,000	300,000

		1,200,000

Virginia – 3.4%
Albemarle County EDA Hospital Variable Revenue Refunding Bonds, Sentara Martha Jefferson, 1.45%, 2/08/19(a)(b)(c)	900,000	900,000
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	518,550

	Par	Value

Virginia (Continued)
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., 5.00%, 10/01/36	$150,000	$161,823
Fairfax County Redevelopment & Housing Authority MFH Variable Revenue Bonds, Parkwood Apartments Project, 2.21%, 8/01/20(a)(c)(f)	500,000	501,170
Fairfax County Water Authority Revenue Refunding Bonds, 5.00%, 4/01/45	500,000	571,485
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/56	50,000	53,243
Virginia State Small Business Financing Authority Revenue Bonds (AMT), Senior Lien, 95 Express Lane, 5.00%, 7/01/34	300,000	314,874

		3,021,145

Washington – 0.6%
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	504,900

Wisconsin – 2.0%
University Hospitals & Clinics Authority Variable Revenue Refunding Bonds, 1.50%, 2/07/19(a)(b)(c)	900,000	900,000
Washington State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 5.00%, 11/15/39	350,000	386,544
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, 4.50%, 7/01/33	400,000	424,760

		1,711,304

Total Municipal Bonds (Cost $69,079,739)		69,570,067

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Number of Shares	Value

Investment Companies – 25.1%
iShares National Muni Bond ETF	201,467	$22,050,563

Total Investment Companies (Cost $21,978,440)		22,050,563

Short-Term Investments – 1.6%
Northern Institutional Funds - Treasury Portfolio (Shares), 2.30%(h)	1,393,067	1,393,067

Total Short-Term Investments (Cost $1,393,067)		1,393,067

Total Investments – 105.8% (Cost $92,451,246)		93,013,697

Liabilities less Other Assets – (5.8)%		(5,123,805)

NET ASSETS – 100.0%		$87,889,892

(a)	Maturity date represents the puttable date.
(b)

Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(c)	Variable rate security. Rate as of January 31, 2019 is disclosed.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(e)	When-Issued Security. Coupon rate was not in effect at January 31, 2019.
(f)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(g)	Zero coupon bond.
(h)	7-day current yield as of January 31, 2019 is disclosed.

Percentages shown are based on Net Assets

Abbreviations:
3M	3 Month
AGM	Assurd Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
COPS	Certificates of Participation
EDA	Economic Development Authority
ETF	Exchange-Traded Fund
G.O.	General Obligation
Gtd.	Guaranteed
IBC	Insured Bond Certificates
ICE	Intercontinental Exchange
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

LOC	Letter of Credit
MFH	Multifamily Housing
NATL	National Public Finance Guarantee Corporation
PLC	Public Limited Company
SIFMA	Securities Industry and Financial Markets Association
TRANS	Tax Revenue Anticipation Bonds
USD	United States Dollar

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals

Investments

Assets:

Investments in Securities:
Municipal Bonds	$—	$69,570,067	$—	$69,570,067
Investment Companies	22,050,563	—	—	22,050,563
Short-Term Investments	1,393,067	—	—	1,393,067

Total Investments	$23,443,630	$69,570,067	$—	$93,013,697

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments

Morningstar Defensive Bond Fund

	Par	Value

Asset-Backed Securities – 9.9%

Automobile – 1.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/24(a)	$322,000	$316,777
Carmax Auto Owner Trust, Series 2019-1, Class A4, 3.26%, 8/15/24	240,000	240,883
Carmax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24	129,000	129,468
World Omni Auto Receivables Trust, Series 2019-A, Class B, 3.34%, 6/16/25	304,000	305,564

		992,692

Automobile Floor Plan – 0.3%
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, 2/15/23(a)	300,000	300,010

Commercial Mortgage-Backed Securities – 1.3%
A10 Term Asset Financing LLC, Series 2017-1A, Class A1FX, 2.34%, 3/15/36(a)	209,756	209,518
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A2, 2.51%, 11/15/49	95,000	93,986
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 2.80%, 10/05/31(a)	304,000	300,793
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A3, 3.71%, 9/15/48	450,000	454,475

		1,058,772

Other – 6.7%
Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (ICE LIBOR USD 3M + 1.15%), 3.92%, 10/17/26(a)(b)	268,522	267,856
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, (ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 3.70%, 11/20/28(a)(b)	300,000	298,771

	Par	Value

Other (Continued)
CIFC Funding Ltd., Series 2015-4A, Class A1R, (ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 3.91%, 10/20/27(a)(b)	$300,000	$299,701
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	294,750	297,824
Fortress Credit Opportunities IX CLO Ltd., Series 2016-7A, Class B, (ICE LIBOR USD 3M + 2.95%), 5.74%, 12/15/28(a)(b)	600,000	600,194
Fortress Credit Opportunities IX CLO Ltd., Series 2016-7A, Class BR, (ICE LIBOR USD 3M + 2.45%, 2.45% Floor), 12/15/28(a)(c)	395,000	395,000
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Series A1T, (ICE LIBOR USD 3M + 1.55%), 4.17%, 11/15/29(a)(b)	300,000	297,838
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class B, 2.99%, 6/17/24(a)	306,000	304,367
Hercules Capital Funding Trust, Series 2019-1A, Class A, 4.70%, 2/20/28(a)	450,000	450,000
Ivy Hill Middle Market Credit Fund X Ltd., Series 10A, Class A1AR, (ICE LIBOR USD 3M + 1.25%), 4.03%, 7/18/30(a)(b)	273,000	268,142
Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, 8/25/58(a)(d)	298,913	296,900
NRZ Advance Receivables Trust, Series 2016-T5, Class AT5, 3.33%, 12/15/51(a)	457,000	457,366
PFS Financing Corp., Series 2018-F, Class A, 3.52%, 10/16/23(a)	405,000	407,315
VCO CLO LLC, Series 2018-1A, Class A, (ICE LIBOR USD 3M + 1.50%, 1.50% Floor), 4.26%, 7/20/30(a)(b)	302,000	300,257

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Other (Continued)
Wellfleet CLO Ltd., Series 2016-1A, Class AR, (ICE LIBOR USD 3M + 0.91%), 3.67%, 4/20/28(a)(b)	$300,000	$296,458
West CLO Ltd., Series 2014-2A, Series A1BR, 2.72%, 1/16/27(a)	307,000	303,735

		5,541,724

Whole Loan – 0.4%
CIM Trust, Series 2017-7, Class A, 3.00%, 4/25/57(a)	329,134	326,934
Total Asset-Backed Securities (Cost $8,182,564)		8,220,132
Corporate Bonds – 1.3%

Commercial Services – 0.3%
StoneMor Partners L.P./Cornerstone Family Services of West Virginia Subsidiary, 7.87%, 6/01/21	258,000	229,620

Electric – 0.1%
Pacific Gas & Electric Co.,
3.25%, 9/15/21(e)	40,000	33,400
2.45%, 8/15/22(e)	48,000	39,300

		72,700

Machinery - Diversified – 0.2%
Manitowoc (The) Co., Inc., 12.75%, 8/15/21(a)	115,000	122,619

Oil & Gas Services – 0.7%
Bristow Group, Inc., 8.75%, 3/01/23(a)	170,000	142,162
PHI, Inc., 5.25%, 3/15/19	688,000	473,000

		615,162
Total Corporate Bonds (Cost $1,155,030)		1,040,101
Term Loans(b) – 1.1%

Advertising – 0.4%
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 9/29/25(f)	302,000	295,960

	Par	Value

Retail – 0.5%
General Nutrition Centers, Inc., FILO Term Loan, (ICE LIBOR USD 1M + 7.00%), 9.50%, 12/31/22	$196,000	$198,329
JC Penney Corp., Inc., Loan, 6/23/23(f)	278,146	240,248

		438,577

Telecommunications – 0.2%
LOGIX Holding Company, LLC, Initial Term Loan, (ICE LIBOR USD 1M + 5.75%, 1.00% Floor), 8.25%, 12/22/24	149,606	149,232
Total Term Loans (Cost $886,599)		883,769
U.S. Government Obligations – 1.8%

U.S. Treasury Notes – 1.8%
1.88%, 9/30/22	518,000	508,024
2.00%, 10/31/22	516,000	507,938
2.00%, 11/30/22	516,000	507,777

		1,523,739
Total U.S. Government Obligations (Cost $1,501,725)		1,523,739
Mortgage-Backed Securities – 2.3%

Federal National Mortgage Association – 0.4%
Fannie Mae REMICS, Series 2012-144, Class PD, 3.50%, 4/25/42	299,989	304,697

Government National Mortgage Association – 1.9%
Government National Mortgage Association, Series 2010-161, Class B, 3.00%, 7/16/40	225,667	224,663
Government National Mortgage Association, Series 2011-9, Class C, 3.51%, 9/16/41(b)(d)	297,542	298,212
Government National Mortgage Association, Series 2012-150, Class IO, 0.73%, 11/16/52(b)(d)	2,822,791	125,095
Government National Mortgage Association, Series 2014-138, Class A, 2.70%, 1/16/44	314,106	311,044
Government National Mortgage Association, Series 2015-108, Class IO, 0.94%, 10/16/56(b)(d)	944,518	56,319

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Government National Mortgage Assocation (Continued)
Government National Mortgage Association, Series 2015-47, Class IO, 0.83%, 10/16/56(b)(d)	$4,445,079	$249,073
Government National Mortgage Association, Series 2015-7, Class IO, 0.79%, 1/16/57(b)(d)	5,622,998	322,175
		1,586,581
Total Mortgage-Backed Securities (Cost $1,838,164)		1,891,278

	Number of Shares
Investment Companies – 47.3%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	153,745	14,086,117
Vanguard Short-Term Bond ETF	149,088	11,786,897
Vanguard Short-Term Inflation-Protected Securities ETF	276,097	13,329,963
Total Investment Companies (Cost $38,987,007)		39,202,977

	Number of Shares	Value
Short-Term Investments – 37.1%
Northern Institutional Funds - Treasury Portfolio (Shares), 2.30%(g)	14,251,985	$14,251,985
U.S. Treasury Bill, 2.28%, 2/07/19(h)	2,140,000	2,139,191
U.S. Treasury Bill, 1.86%, 2/14/19(h)	9,985,000	9,976,673
U.S. Treasury Bill, 2.24%, 2/21/19(h)	3,334,000	3,329,663
U.S. Treasury Bill, 2.33%, 3/07/19(h)	1,090,000	1,087,581
Total Short-Term Investments (Cost $30,785,531)		30,785,093
Total Investments – 100.8% (Cost $83,336,620)		83,547,089
Liabilities less Other Assets – (0.8)%		(683,997)
NET ASSETS – 100.0%		$82,863,092

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(b)	Variable rate security. Rate as of January 31, 2019 is disclosed.

(c)	When-Issued Security. Coupon rate was not in effect at January 31, 2019.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Issuer has defaulted on terms of debt obligation.

(f)	Position is unsettled. Contract rate was not determined at January 31, 2019 and does not take effect until settlement date.

(g)	7-day current yield as of January 31, 2019 is disclosed.

(h)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets

Abbreviations:
1M	1 Month
3M	3 Month
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
Fannie Mae	Federal National Mortgage Association
ICE	Intercontinental Exchange
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
IO	Interest Only
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor’s Depositary Receipt

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

USD	United States Dollar

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Investments in Securities:
Asset-Backed Securities	$—	$ 8,220,132	$—	$8,220,132
Corporate Bonds	—	1,040,101	—	1,040,101
Term Loans	—	883,769	—	883,769
U.S. Government Obligations	—	1,523,739	—	1,523,739
Mortgage-Backed Securities	—	1,891,278	—	1,891,278
Investment Companies	39,202,977	—	—	39,202,977
Short-Term Investments	14,251,985	16,533,108	—	30,785,093
Total Investments	$53,454,962	$30,092,127	$—	$83,547,089

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments

Morningstar Multisector Bond Fund

	Number of Shares	Value
Convertible Preferred Stocks – 0.2%

Agriculture – 0.2%
Bunge Ltd., 4.88%	2,107	$206,678
Total Convertible Preferred Stocks (Cost $208,986)		206,678
	Par
Convertible Bonds – 1.3%

Auto Parts & Equipment – 0.0%(a)
Meritor, Inc., 3.25%, 10/15/37	$20,000	19,045

Biotechnology – 0.2%
BioMarin Pharmaceutical, Inc., 0.60%, 8/01/24	120,000	127,657
Intercept Pharmaceuticals, Inc., 3.25%, 7/01/23	35,000	34,526
Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	45,000	49,866
		212,049

Computers – 0.0%(a)
Western Digital Corp., 1.50%, 2/01/24(b)	20,000	17,176

Engineering & Construction – 0.0%(a)
Tutor Perini Corp., 2.88%, 6/15/21	30,000	28,439

Healthcare – Products – 0.0%(a)
Insulet Corp., 1.38%, 11/15/24(b)	5,000	5,467

Internet – 0.0%(a)
Palo Alto Networks, Inc., 0.75%, 7/01/23(b)	5,000	5,201

Media – 0.2%
DISH Network Corp.,
2.38%, 3/15/24	170,000	140,594
3.38%, 8/15/26	90,000	76,455
		217,049

Oil & Gas – 0.4%
Chesapeake Energy Corp., 5.50%, 9/15/26	170,000	151,145
Nabors Industries, Inc., 0.75%, 1/15/24	100,000	67,063
PDC Energy, Inc., 1.13%, 9/15/21	105,000	94,959

	Par	Value
Oil & Gas (Continued)
SM Energy Co., 1.50%, 7/01/21	$15,000	$14,356
Whiting Petroleum Corp., 1.25%, 4/01/20	50,000	47,872
		375,395

Oil & Gas Services – 0.0%(a)
Oil States International, Inc., 1.50%, 2/15/23(b)	55,000	48,007

Pharmaceuticals – 0.1%
Dermire, Inc., 3.00%, 5/15/22	60,000	45,769
Flexion Therapeutics, Inc., 3.38%, 5/01/24	55,000	49,725
		95,494

Real Estate Investment Trusts – 0.0%(a)
iStar, Inc., 3.13%, 9/15/22	50,000	45,646

Software – 0.2%
Avaya Holdings Corp., 2.25%, 6/15/23(b)	30,000	27,288
Nuance Communications, Inc., 1.00%, 12/15/35	105,000	95,397
Verint Systems, Inc., 1.50%, 6/01/21	35,000	34,927
		157,612

Telecommunications – 0.1%
GCI Liberty, Inc., 1.75%, 9/30/46(b)	50,000	53,310

Trucking & Leasing – 0.1%
Greenbrier (The) Cos., Inc., 2.88%, 2/01/24	55,000	56,339
Total Convertible Bonds (Cost $1,332,655)		1,336,229
Corporate Bonds – 10.0%
Aerospace/Defense – 0.1%
TransDigm, Inc., 3/15/26(b)(c)	140,000	142,100

Auto Manufacturers – 0.0%(a)
Allison Transmission, Inc., 5.00%, 10/01/24(b)	23,000	22,626

Auto Parts & Equipment – 0.2%(a)
Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25(b)	23,000	22,483

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par	Value
Auto Parts & Equipment (Continued)
Delphi Technologies PLC, 5.00%, 10/01/25(b)	$81,000	$69,457
Goodyear Tire & Rubber (The) Co., 5.00%, 5/31/26	75,000	68,888
		160,828

Banks – 0.1%
CIT Group, Inc.,
4.13%, 3/09/21	75,000	75,188
5.00%, 8/01/23	75,000	76,687
		151,875

Building Materials – 0.2%
JELD-WEN, Inc., 4.63%, 12/15/25(b)	43,000	39,022
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23	35,000	35,252
U.S. Concrete, Inc., 6.38%, 6/01/24	154,000	149,534
		223,808

Chemicals – 0.0%(a)
Hexion, Inc.,
6.63%, 4/15/20	21,000	16,734
10.38%, 2/01/22(b)	11,000	8,800
		25,534

Commercial Services – 0.1%
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/01/22(b)	43,000	39,775
United Rentals North America, Inc., 4.63%, 10/15/25	96,000	92,112
		131,887

Computers – 0.2%(a)
Dell International LLC/EMC Corp., 6.02%, 6/15/26(b)	111,000	116,102
Western Digital Corp., 4.75%, 2/15/26	73,000	67,890
		183,992

Cosmetics/Personal Care – 0.1%
Coty, Inc., 6.50%, 4/15/26(b)	66,000	59,400

Diversified Financial Services – 1.1%
Aircastle Ltd., 5.50%, 2/15/22	148,000	152,080

	Par	Value
Diversified Financial Services (Continued)
Ally Financial, Inc.,
4.13%, 3/30/20	$149,000	$149,186
4.13%, 2/13/22	77,000	77,289
5.75%, 11/20/25	220,000	230,507
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.88%, 8/01/21(b)	36,000	36,405
5.25%, 10/01/25(b)	40,000	37,100
Nationstar Mortgage Holdings, Inc., 8.13%, 7/15/23(b)	75,000	75,915
Navient Corp.,
7.25%, 1/25/22	117,000	121,387
6.50%, 6/15/22	40,000	40,862
Quicken Loans, Inc.,
5.75%, 5/01/25(b)	155,000	149,575
5.25%, 1/15/28(b)	20,000	18,050
Springleaf Finance Corp.,
6.88%, 3/15/25	10,000	9,563
7.13%, 3/15/26	30,000	28,575
		1,126,494

Electric – 0.3%
AES Corp.,
4.00%, 3/15/21	152,000	151,620
5.50%, 4/15/25	36,000	37,080
6.00%, 5/15/26	37,000	38,989
Calpine Corp., 6.00%, 1/15/22(b)	36,000	36,270
		263,959

Food – 0.3%(a)
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 5.75%, 3/15/25	131,000	122,649
B&G Foods, Inc., 5.25%, 4/01/25	38,000	37,259
JBS USA LUX SA/JBS USA Finance, Inc., 5.75%, 6/15/25(b)	32,000	31,920
Pilgrim’s Pride Corp.,
5.75%, 3/15/25(b)	39,000	38,220
5.88%, 9/30/27(b)	40,000	38,600
Post Holdings, Inc., 5.75%, 3/01/27(b)	71,000	69,566
		338,214

Gas – 0.1%
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/23	77,000	77,986

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par	Value

Healthcare - Products – 0.0%(a)
Hologic, Inc., 4.38%, 10/15/25(b)	$40,000	$39,285

Healthcare - Services – 1.0%
Catalent Pharma Solutions, Inc., 4.88%, 1/15/26(b)	55,000	53,350
Centene Corp., 4.75%, 1/15/25	150,000	152,062
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	65,000	62,075
DaVita, Inc., 5.75%, 8/15/22	30,000	30,488
HCA, Inc.,
5.88%, 3/15/22	64,000	67,840
5.38%, 2/01/25	225,000	232,243
5.25%, 4/15/25	147,000	155,629
Polaris Intermediate Corp., 8.50%, 12/01/22(b)(d)	102,000	98,685
Tenet Healthcare Corp.,
4.38%, 10/01/21	54,000	53,932
7.50%, 1/01/22(b)	95,000	98,705
		1,005,009

Home Builders – 0.4%
Lennar Corp.,
4.75%, 11/15/22	74,000	74,278
4.75%, 5/30/25	155,000	151,512
PulteGroup, Inc., 6.38%, 5/15/33	81,000	75,127
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 6/15/19	60,000	60,000
		360,917

Insurance – 0.1%
CNO Financial Group, Inc., 5.25%, 5/30/25	51,000	51,638

Internet – 0.1%(a)
Netflix, Inc., 4.88%, 4/15/28	72,000	68,490

Iron/Steel – 0.1%
Commercial Metals Co., 4.88%, 5/15/23	119,000	114,240

Leisure Time – 0.1%
Sabre GLBL, Inc., 5.25%, 11/15/23(b)	53,000	53,795

Lodging – 0.4%
Boyd Gaming Corp., 6.38%, 4/01/26	15,000	15,300

	Par	Value

Lodging (Continued)
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24	$38,000	$37,232
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 4/01/25	62,000	61,070
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26(b)	36,000	36,450
MGM Resorts International, 7.75%, 3/15/22	139,000	150,989
Wyndham Destinations, Inc., 5.63%, 3/01/21	150,000	153,000
		454,041

Media – 0.8%
AMC Networks, Inc.,
4.75%, 12/15/22	39,000	39,098
4.75%, 8/01/25	41,000	39,616
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 9/30/22	39,000	39,426
5.13%, 2/15/23	70,000	70,700
5.75%, 1/15/24	112,000	114,240
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	153,000	152,809
6.50%, 11/15/22	75,000	76,687
CSC Holdings LLC, 6.75%, 11/15/21	121,000	127,086
DISH DBS Corp., 7.75%, 7/01/26	45,000	38,700
Meredith Corp., 6.88%, 2/01/26(b)	76,000	78,280
		776,642

Oil & Gas – 1.6%
Bruin E&P Partners LLC, 8.88%, 8/01/23(b)	84,000	79,958
California Resources Corp., 8.00%, 12/15/22(b)	224,000	180,741
Callon Petroleum Co., 6.13%, 10/01/24	23,000	23,058
Chesapeake Energy Corp., 8.00%, 1/15/25	52,000	52,324
CNX Resources Corp., 5.88%, 4/15/22	45,000	44,775
Continental Resources, Inc., 5.00%, 9/15/22	113,000	113,560
Denbury Resources, Inc.,
9.25%, 3/31/22(b)	22,000	21,615
7.50%, 2/15/24(b)	53,000	46,375

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par	Value

Oil & Gas (Continued)
Eclipse Resources Corp., 8.88%, 7/15/23	$61,000	$55,205
Ensco PLC, 5.75%, 10/01/44	61,000	39,803
Gulfport Energy Corp.,
6.00%, 10/15/24	20,000	18,800
6.38%, 5/15/25	55,000	52,112
6.38%, 1/15/26	29,000	26,970
Halcon Resources Corp., 6.75%, 2/15/25	60,000	46,200
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.63%, 2/15/26(b)	114,000	112,860
Matador Resources Co., 5.88%, 9/15/26	54,000	53,797
Newfield Exploration Co., 5.63%, 7/01/24	37,000	38,758
Noble Holding International Ltd.,
7.75%, 1/15/24	32,000	26,880
7.88%, 2/01/26(b)	78,000	72,150
Oasis Petroleum, Inc., 6.88%, 3/15/22	76,000	75,810
PDC Energy, Inc., 6.13%, 9/15/24	47,000	45,864
Sanchez Energy Corp., 7.25%, 2/15/23(b)	82,000	69,085
SM Energy Co.,
6.13%, 11/15/22	45,000	45,112
5.63%, 6/01/25	47,000	44,885
Southwestern Energy Co., 6.20%, 1/23/25	62,000	60,140
Transocean Guardian Ltd., 5.88%, 1/15/24(b)	35,910	36,090
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(b)	50,000	41,750
Whiting Petroleum Corp., 6.25%, 4/01/23	160,000	158,000

		1,682,677

Oil & Gas Services – 0.1%(a)
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 5/01/24(b)	43,000	38,485
Transocean Proteus Ltd., 6.25%, 12/01/24(b)	30,400	30,551

		69,036

	Par	Value

Packaging & Containers – 0.1%
Berry Global, Inc., 4.50%, 2/15/26(b)	$55,000	$51,838
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/26	39,000	38,220

		90,058

Pharmaceuticals – 0.2%
Bausch Health Cos., Inc.,
5.63%, 12/01/21(b)	22,000	22,027
5.50%, 3/01/23(b)	23,000	22,310
5.88%, 5/15/23(b)	109,000	106,684
6.13%, 4/15/25(b)	45,000	42,525
9.00%, 12/15/25(b)	35,000	37,319
Endo Finance LLC/Endo Finco, Inc., 5.38%, 1/15/23(b)	30,000	24,487

		255,352

Pipelines – 0.5%
Energy Transfer Operating L.P., (ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23(e)(f)	102,000	91,754
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	10,000	8,550
5.05%, 4/01/45	5,000	4,113
5.45%, 6/01/47	30,000	25,725
NGPL PipeCo LLC,
4.38%, 8/15/22(b)	113,000	113,942
4.88%, 8/15/27(b)	38,000	37,620
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 7/15/22	48,000	45,600
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.13%, 11/15/19	38,000	38,000
5.25%, 5/01/23	113,000	113,141

		478,445

Private Equity – 0.1%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.88%, 2/01/22	75,000	75,571

Real Estate Investment Trusts – 0.3%(a)
Equinix, Inc., 5.38%, 1/01/22	76,000	77,425
iStar, Inc.,
4.63%, 9/15/20	38,000	37,715
6.50%, 7/01/21	52,000	52,779

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par	Value

Real Estate Investment Trusts (Continued)
5.25%, 9/15/22	$38,000	$37,411
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.75%, 2/01/27(b)	35,000	35,301
4.50%, 1/15/28	26,000	24,050
Starwood Property Trust, Inc.,
3.63%, 2/01/21	29,000	28,583
4.75%, 3/15/25	62,000	59,520
		352,784

Retail – 0.4%(a)
Asbury Automotive Group, Inc., 6.00%, 12/15/24	78,000	78,390
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)	51,000	47,494
GameStop Corp., 5.50%, 10/01/19(b)	38,000	37,905
Group 1 Automotive, Inc., 5.00%, 6/01/22	77,000	76,326
JC Penney Corp., Inc., 5.88%, 7/01/23(b)	92,000	76,475
L Brands, Inc., 6.75%, 7/01/36	69,000	58,305
Party City Holdings, Inc., 6.63%, 8/01/26(b)	20,000	19,450
		394,345

Software – 0.3%
Blackboard, Inc., 9.75%, 10/15/21(b)	14,000	9,975
Camelot Finance S.A., 7.88%, 10/15/24(b)	15,000	15,450
First Data Corp.,
5.38%, 8/15/23(b)	75,000	76,453
5.00%, 1/15/24(b)	75,000	76,641
MSCI, Inc., 5.25%, 11/15/24(b)	118,000	120,065
		298,584

Telecommunications – 0.6%
CenturyLink, Inc., 5.80%, 3/15/22	38,000	38,081
Frontier Communications Corp., 8.50%, 4/01/26(b)	122,000	110,684
Sprint Capital Corp., 6.88%, 11/15/28	77,000	76,423
Sprint Corp., 7.25%, 9/15/21	183,000	192,150
T-Mobile USA, Inc., 4.00%, 4/15/22	150,000	148,125

		Par	Value

Telecommunications (Continued)
4.50%, 2/01/26		$55,000	$53,625
Windstream Services LLC/Windstream Finance Corp., 10.50%, 6/30/24(b)		46,000	38,180
			657,268
Total Corporate Bonds (Cost $10,097,181)			10,186,880
Foreign Government Inflation-Linked Bonds – 0.2%

Sovereign – 0.2%
Bonos de la Tesoreria de la Republica, 2.00%, 3/01/35	CLP	4,500	197,093
Total Foreign Government Inflation-Linked Bonds (Cost $192,269)			197,093
Foreign Issuer Bonds – 69.6%
Angola – 0.7%
Angolan Government International Bond,
8.25%, 5/09/28(b)		460,000	473,690
9.38%, 5/08/48(b)		200,000	210,844
			684,534

Argentina – 3.4%
Argentina Treasury Bill,
0.00%, 2/28/19(g)	ARS	10,250,000	329,678
0.00%, 3/29/19(g)		10,000,000	313,455
0.00%, 9/30/19(g)		16,900,000	550,348
Argentine Bonos del Tesoro,
18.20%, 10/03/21		9,000,000	198,904
15.50%, 10/17/26		3,952,000	92,153
Argentine Republic Government International Bond,
6.88%, 4/22/21		455,000	434,525
5.63%, 1/26/22		570,000	517,275
4.63%, 1/11/23		325,000	278,688
7.50%, 4/22/26		390,000	345,739
6.88%, 1/26/27		450,000	380,930
YPF S.A.,
(Argentina Deposit Rates Badlar Private Banks 30-35 Days + 4.00%)51.73%, 7/07/20(b)(h)		24,000	9,230
6.95%, 7/21/27(b)		60,000	53,727
			3,504,652

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par	Value

Australia – 0.0%(a)
FMG Resources (August 2006) Pty. Ltd., 5.13% 5/15/24(b)		$40,000	$39,500

Azerbaijan – 0.4%
Republic of Azerbaijan International Bond, 3.50% 9/01/32		200,000	172,602
Southern Gas Corridor CJSC, 6.88% 3/24/26		240,000	267,226
			439,828

Bahrain – 1.1%
Bahrain Government International Bond,
7.00%, 10/12/28(b)		650,000	671,502
6.75%, 9/20/29		200,000	203,293
Oil and Gas Holding (The) Co. BSCC, 8.38% 11/07/28(b)		200,000	213,327
			1,088,122

Brazil – 8.5%
Brazil Letras do Tesouro Nacional, 0.00% 7/01/21(g)	BRL	4,600,000	1,064,308
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/23		3,565,000	1,038,639
10.00%, 1/01/25		4,800,000	1,403,680
10.00%, 1/01/27		11,235,000	3,287,653
Cemig Geracao e Transmissao S.A., 9.25% 12/05/24		400,000	437,300
MARB BondCo PLC, 6.88% 1/19/25(b)		200,000	191,102
Petrobras Global Finance B.V.,
6.00%, 1/27/28		10,000	9,980
5.75%, 2/01/29		498,000	488,438
5.63%, 5/20/43		35,000	31,360
6.85%, 6/05/15(i)		489,000	474,501
Suzano Austria GmbH, 6.00% 1/15/29(b)		200,000	209,250
			8,636,211

Canada – 0.5%
1011778 B.C. ULC/New Red Finance, Inc., 5.00% 10/15/25(b)		79,000	76,235
Baytex Energy Corp., 5.63% 6/01/24(b)		98,000	88,200
MEG Energy Corp.,
7.00%, 3/31/24(b)		119,000	105,017
6.50%, 1/15/25(b)		54,000	53,055

		Par	Value

Canada (Continued)
Open Text Corp.,
5.63%, 1/15/23(b)		$45,000	$46,012
5.88%, 6/01/26(b)		24,000	24,780
Parkland Fuel Corp., 6.00% 4/01/26(b)		54,000	51,570
Seven Generations Energy Ltd.,
6.88%, 6/30/23(b)		37,000	37,278
5.38%, 9/30/25(b)		41,000	39,557
			521,704

Chile – 0.5%
Bonos de la Tesoreria de la Republica en pesos, 4.50% 3/01/26	CLP	335,000,000	522,416

China – 0.4%
China SCE Group Holdings Ltd., 7.45% 4/17/21		200,000	200,195
Country Garden Holdings Co. Ltd., 7.25% 4/04/21		200,000	202,611
			402,806

Colombia – 3.4%
Colombia Government International Bond,
4.50%, 3/15/29		800,000	818,808
5.00%, 6/15/45		200,000	202,702
Colombian TES,
7.00%, 5/04/22	COP	950,000,000	319,988
10.00%, 7/24/24		1,942,000,000	736,570
7.50%, 8/26/26		1,558,000,000	534,945
6.00%, 4/28/28		1,372,000,000	423,374
7.75%, 9/18/30		849,000,000	292,463
Ecopetrol S.A., 5.88% 5/28/45		160,000	157,760
			3,486,610

Costa Rica – 0.2%
Costa Rica Government International Bond, 4.38% 4/30/25		200,000	176,838

Denmark – 0.2%
Danske Bank A/S, 5.00% 1/12/22(b)		200,000	202,806

Dominican Republic – 1.2%
Dominican Republic International Bond,
5.95%, 1/25/27(b)		915,000	940,162
6.85%, 1/27/45		240,000	248,000
			1,188,162

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par	Value

Ecuador – 0.8%
Ecuador Government International Bond,
7.95%, 6/20/24		$200,000	$190,290
7.88%, 1/23/28(b)		740,000	658,933
			849,223

Egypt – 2.1%
Egypt Government International Bond,
5.58%, 2/21/23(b)		400,000	387,871
7.50%, 1/31/27(b)		200,000	198,000
6.59%, 2/21/28(b)		470,000	436,168
Egypt Treasury Bills,
0.00%, 2/12/19(g)	EGP	8,000,000	452,139
0.00%, 5/07/19(g)		11,650,000	629,047
			2,103,225

El Salvador – 0.2%
El Salvador Government International Bond, 6.38% 1/18/27		225,000	214,594

Finland – 0.1%
Nokia OYJ, 4.38% 6/12/27		79,000	76,456

Ghana – 0.6%
Ghana Government International Bond, 7.63% 5/16/29		200,000	190,979
Republic of Ghana Government Bonds,
24.50%, 6/21/21	GHS	580,000	127,562
18.25%, 7/25/22		1,320,000	258,401
			576,942

Hungary – 1.1%
Hungary Government Bond,
2.50%, 10/24/24	HUF	208,000,000	765,581
3.00%, 10/27/27		107,000,000	395,522
			1,161,103

India – 0.9%
India Government Bond, 8.24% 2/15/27	INR	53,000,000	773,339
Vedanta Resources PLC, 6.13% 8/09/24		200,000	181,914
			955,253

Indonesia – 6.9%
Indonesia Asahan Aluminium Persero PT,
5.71%, 11/15/23(b)		400,000	421,076
6.53%, 11/15/28(b)		230,000	252,475
6.76%, 11/15/48(b)		200,000	219,843

		Par	Value

Indonesia (Continued)
Indonesia Government International Bond, 3.50% 1/11/28		$700,000	$665,760
Indonesia Treasury Bond,
7.00%, 5/15/22	IDR	3,600,000,000	253,370
8.38%, 3/15/24		23,190,000,000	1,684,999
8.38%, 9/15/26		7,200,000,000	518,928
7.00%, 5/15/27		14,900,000,000	983,736
9.00%, 3/15/29		2,707,000,000	203,767
8.25%, 5/15/29		10,600,000,000	766,239
7.50%, 8/15/32		8,750,000,000	574,048
Minejesa Capital B.V., 5.63% 8/10/37(b)		200,000	187,680
Perusahaan Penerbit SBSN Indonesia III, 4.15% 3/29/27		300,000	295,500
			7,027,421

Iraq – 0.2%
Iraq International Bond, 5.80% 1/15/28		250,000	237,866

Ireland – 0.2%
C&W Senior Financing DAC, 7.50% 10/15/26(b)		200,000	198,562

Israel – 0.2%
Teva Pharmaceutical Finance Co. B.V., 2.95% 12/18/22		169,000	158,104
Teva Pharmaceutical Finance Netherlands III B.V., 4.10% 10/01/46		32,000	23,497
			181,601

Italy – 0.0%(a)
Telecom Italia Capital S.A., 7.20% 7/18/36		39,000	37,647

Ivory Coast – 0.2%
Ivory Coast Government International Bond, 6.13% 6/15/33(b)		200,000	179,615

Kazakhstan – 1.2%
Kazakhstan Temir Zholy National Co. JSC, 4.85% 11/17/27(b)		200,000	201,566
KazMunayGas National Co. JSC,
4.75%, 4/19/27(b)		230,000	232,590
5.38%, 4/24/30(b)		320,000	331,008
6.38%, 10/24/48(b)		400,000	427,000
			1,192,164

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par	Value

Lebanon – 0.3%
Lebanon Government International Bond,
6.00%, 1/27/23		$103,000	$89,559
6.65%, 4/22/24		239,000	206,773
			296,332

Malaysia – 1.1%
Malaysia Government Bond,
3.48%, 3/15/23	MYR	620,000	149,520
3.80%, 8/17/23		1,240,000	302,148
4.18%, 7/15/24		1,200,000	296,616
3.90%, 11/16/27		935,000	225,233
4.89%, 6/08/38		742,000	188,545
			1,162,062

Mexico – 7.3%
Cometa Energia S.A. de C.V., 6.38% 4/24/35(b)		197,400	189,524
Mexican Bonos,
6.50%, 6/10/21	MXN	6,000,000	302,553
6.50%, 6/09/22		12,880,000	640,307
8.00%, 12/07/23		17,258,000	895,361
10.00%, 12/05/24		11,420,000	645,023
7.50%, 6/03/27		7,080,000	349,726
8.50%, 5/31/29		4,600,000	240,394
Mexico Cetes,
0.00%, 2/07/19(g)		123,560,000	645,144
0.00%, 3/28/19(g)		132,390,000	683,667
0.00%, 7/18/19(g)		135,280,000	680,954
0.00%, 9/12/19(g)		129,530,000	643,780
0.00%, 11/07/19(g)		131,610,000	645,949
Mexico Government International Bond, 4.00% 10/02/23		150,000	151,703
Nemak S.A.B. de C.V., 4.75% 1/23/25(b)		200,000	193,000
Petroleos Mexicanos,
6.50%, 3/13/27		450,000	431,775
5.35%, 2/12/28		100,000	87,500
			7,426,360

Mongolia – 0.4%
Development Bank of Mongolia LLC, 7.25% 10/23/23(b)		200,000	200,100
Mongolia Government International Bond, 5.13% 12/05/22		200,000	194,483
			394,583

Netherlands – 0.2%
Ziggo B.V., 5.50% 1/15/27(b)		210,000	198,450

		Par	Value

Nigeria – 0.8%
Nigeria Government International Bond,
7.14%, 2/23/30(b)		$410,000	$393,428
7.70%, 2/23/38(b)		400,000	384,000
			777,428

Oman – 0.8%
Oman Government
International Bond,
5.63%, 1/17/28(b)		360,000	329,442
6.75%, 1/17/48(b)		200,000	171,485
Oman Sovereign Sukuk SAOC, 5.93% 10/31/25(b)		300,000	291,012
			791,939

Pakistan – 0.4%
Pakistan Government International Bond, 6.88% 12/05/27		400,000	391,299

Panama – 0.4%
Aeropuerto Internacional de Tocumen S.A., 6.00% 11/18/48(b)		200,000	206,750
Global Bank Corp., 4.50% 10/20/21		200,000	198,500
			405,250

Peru – 1.5%
Nexa Resources S.A., 5.38% 5/04/27(b)		200,000	198,240
Peru Government Bond, 6.15% 8/12/32(b)	PEN	1,500,000	458,972
Peru LNG S.r.l., 5.38% 3/22/30(b)		200,000	200,810
Peruvian Government International Bond, 6.95% 8/12/31	PEN	1,525,000	499,279
Petroleos del Peru S.A., 5.63% 6/19/47(b)		200,000	202,440
			1,559,741

Philippines – 0.3%
Philippine Government Bond,
3.88%, 11/22/19	PHP	13,570,000	256,216
5.50%, 3/08/23		5,000,000	93,884
			350,100

Poland – 1.0%
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	2,250,000	612,868
2.50%, 7/25/27		1,660,000	441,517
			1,054,385

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par	Value

Qatar – 1.0%
Qatar Government International Bond,
4.50%, 4/23/28(b)		$550,000	$580,701
5.10%, 4/23/48(b)		400,000	429,113
			1,009,814

Romania – 0.7%
Romania Government Bond, 4.25% 6/28/23	RON	3,000,000	720,268

Russia – 3.0%
Russian Federal Bond - OFZ,
7.50%, 8/18/21	RUB	26,600,000	405,464
7.00%, 8/16/23		43,300,000	641,194
7.10%, 10/16/24		34,500,000	509,385
8.50%, 9/17/31		22,500,000	356,071
Russian Foreign Bond - Eurobond,
4.25%, 6/23/27		600,000	588,060
4.38%, 3/21/29(b)		400,000	392,948
5.25%, 6/23/47		200,000	198,009
			3,091,131

Saudi Arabia – 1.4%
Saudi Government International Bond,
3.63%, 3/04/28		250,000	242,262
4.38%, 4/16/29(b)		400,000	407,320
4.50%, 10/26/46		350,000	327,438
5.25%, 1/16/50(b)		400,000	410,080
			1,387,100

Senegal – 0.4%
Senegal Government International Bond,
6.25%, 5/23/33		200,000	185,969
6.75%, 3/13/48		200,000	178,752
			364,721

South Africa – 3.8%
Petra Diamonds U.S. Treasury PLC, 7.25% 5/01/22		200,000	188,000
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	13,594,261	948,875
8.50%, 1/31/37		6,200,000	426,400
8.75%, 1/31/44		15,953,898	1,103,483
Republic of South Africa Government International Bond,
4.67%, 1/17/24		200,000	200,742
4.30%, 10/12/28		400,000	372,824

		Par	Value

South Africa (Continued)
5.88%, 6/22/30		$210,000	$215,457
SASOL Financing USA LLC, 6.50% 9/27/28		420,000	443,390
			3,899,171

South Korea – 2.3%
Korea Monetary Stabilization Bond,
1.85%, 10/02/19	KRW	496,000,000	445,874
2.05%, 10/05/20		786,000,000	709,049
Korea Treasury Bond,
1.25%, 12/10/19		498,000,000	445,540
2.00%, 3/10/20		793,000,000	714,301
			2,314,764

Sri Lanka – 0.5%
Sri Lanka Government Bonds, 11.60% 12/15/23	LKR	22,000,000	124,865
Sri Lanka Government International Bond,
6.25%, 7/27/21		200,000	200,967
6.75%, 4/18/28		200,000	193,233
			519,065

Thailand – 2.0%
Bank of Thailand Bond, 1.77% 3/27/20	THB	18,370,000	587,797
Thailand Government Bond,
3.88%, 6/13/19		18,140,000	584,970
2.13%, 12/17/26		27,500,000	867,539
			2,040,306

Turkey – 3.0%
Turkcell Iletisim Hizmetleri A.S., 5.80% 4/11/28(b)		200,000	183,240
Turkey Government Bond,
8.50%, 7/10/19	TRY	2,330,000	429,886
9.20%, 9/22/21		3,200,000	528,311
11.00%, 2/24/27		3,120,000	520,539
Turkey Government International Bond,
5.75%, 3/22/24		470,000	462,438
6.00%, 3/25/27		515,000	495,993
7.63%, 4/26/29		450,000	472,484
			3,092,891

Ukraine – 0.6%
Ukraine Government International Bond,
7.75%, 9/01/22		160,000	155,139
7.75%, 9/01/23		135,000	129,016
9.75%, 11/01/28(b)		350,000	347,179
			631,334

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par	Value

United Arab Emirates – 0.2%
DP World Crescent Ltd., 4.85% 9/26/28(b)		$200,000	$201,910
Shelf Drilling Holdings Ltd., 8.25% 2/15/25(b)		39,000	35,392
			237,302

United Kingdom – 0.1%
Royal Bank of Scotland Group PLC, 6.13% 12/15/22		90,000	94,598

Uruguay – 0.4%
Uruguay Government International Bond,
9.88%, 6/20/22	UYU	820,000	25,356
4.38%, 1/23/31		75,000	76,576
5.10%, 6/18/50		50,000	51,375
4.98%, 4/20/55		255,000	255,637
			408,944

Zambia – 0.5%
First Quantum Minerals Ltd., 7.00% 2/15/21(b)		228,000	227,430
Zambia Government International Bond, 8.50% 4/14/24		400,000	332,495
			559,925
Total Foreign Issuer Bonds (Cost $68,289,178)			71,065,124
Term Loans(h) – 0.1%

Food – 0.0%(a)
Albertson’s LLC, 2017-1 Term B-5 Loan, (ICE LIBOR USD 3M+ 3.00%, 0.75% Floor), 5.82%, 12/21/22		37,904	37,345

Internet – 0.1%(a)
Uber Technologies, Inc., Term Loan, (ICE LIBOR USD 1M+ 4.00%, 1.00% Floor), 6.52%, 4/04/25		73,979	73,332

	Par	Value

Retail – 0.0%(a)
JC Penney Corp., Inc., Loan, 6/23/23(j)	$8,940	$7,722
Total Term Loans (Cost $118,120)		118,399
U.S. Government Agencies – 8.2%

Federal Home Loan Banks – 8.2%
FHLB Discount Notes, 0.00%, 2/01/19(g)	8,345,000	8,345,000
Total U.S. Government Agencies (Cost $8,345,000)		8,345,000
U.S. Government Obligations – 4.7%

U.S. Treasury Notes – 4.7%
2.50%, 6/30/20	195,000	194,992
2.75%, 11/30/20	2,523,000	2,535,123
2.50%, 12/31/20	2,065,000	2,066,130
		4,796,245
Total U.S. Government Obligations (Cost $4,777,876)		4,796,245

	Number of Shares
Short-Term Investments – 6.8%
Northern Institutional Funds - Treasury Portfolio (Shares), 2.30%(k)	5,220,642	5,220,642
U.S. Treasury Bill, 2.33%, 2/28/19(l)	1,790,000	1,786,828
Total Short-Term Investments (Cost $7,007,487)		7,007,470
Total Investments – 101.1% (Cost $100,368,752)		103,259,118
Liabilities less Other Assets – (1.1)%		(1,132,984)
NET ASSETS – 100.0%		$102,126,134

(a)	Amount rounds to less than 0.05%.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(c)	When-Issued Security. Coupon rate was not in effect at January 31, 2019.

(d)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

(e)	Perpetual bond. Maturity date represents next call date.

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

(f)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(g)	Zero coupon bond.

(h)	Variable rate security. Rate as of January 31, 2019 is disclosed.

(i)	Century bond maturing in 2115.

(j)	Position is unsettled. Contract rate was not determined at January 31, 2019 and does not take effect until settlement date.

(k)	7-day current yield as of January 31, 2019 is disclosed.

(l)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets

Abbreviations:
3M	3 Month
ARS	Argentina Peso
BRL	Brazil Real
CLP	Chilean Peso
COP	Colombia Peso
EGP	Egypt Pound
FHLB	Federal Home Loan Bank
GHS	Ghana
HUF	Hungary Forint
ICE	Intercontinental Exchange
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
IDR	Indonesia Rupiah
INR	Indian Rupee
KRW	Korean Won
LIBOR	London Interbank Offered Rate
LKR	Sri Lanka Rupee
MSCI	Morgan Stanley Capital International
MXN	Mexico Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLC	Public Limited Company
PLN	Poland Zloty
RON	Romania New Leu
RUB	Russia Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand

Forward Foreign Currency Contracts outstanding at January 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
04/02/19	Thai Baht	21,083,400	U.S. Dollars	650,000	Barclays	$ 25,860
02/19/19	Polish Zloty	5,725,124	U.S. Dollars	1,525,000	Citibank	13,836
03/19/19	Mexican Pesos	6,473,927	U.S. Dollars	325,000	Goldman Sachs	11,213
05/31/19	Mexican Pesos	2,800,000	U.S. Dollars	132,940	Citibank	10,829
03/29/19	Hungarian Forints	167,348,280	U.S. Dollars	600,000	BNP	8,782

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
04/09/19	Chilean Pesos	149,307,400	U.S. Dollars	220,000	Barclays	$ 7,679
06/26/19	Mexican Pesos	3,200,000	U.S. Dollars	156,235	Citibank	7,417
03/04/19	Colombian Pesos	324,741,716	U.S. Dollars	100,000	Goldman Sachs	4,456
03/19/19	Czech Republic Koruna	11,200,613	U.S. Dollars	495,000	BNP	3,396
04/09/19	Chilean Pesos	60,941,700	U.S. Dollars	90,000	Bank of America	2,930
02/20/19	Chilean Pesos	62,192,000	U.S. Dollars	92,000	Bank of America	2,840
03/29/19	Hungarian Forints	41,878,335	U.S. Dollars	150,000	Citibank	2,345
03/19/19	U.S. Dollars	338,347	Mexican Pesos	6,473,926	Goldman Sachs	2,134
03/29/19	Hungarian Forints	31,723,250	U.S. Dollars	113,500	Goldman Sachs	1,903
03/19/19	Czech Republic Koruna	9,696,453	U.S. Dollars	430,000	Citibank	1,465
02/27/19	U.S. Dollars	1,202,364	Euro	1,047,000	Citibank	1,424
03/27/19	U.S. Dollars	1,204,072	Euro	1,046,000	Citibank	1,215
02/13/19	Philippine Pesos	3,898,558	U.S. Dollars	74,000	BNP	740
04/02/19	Thai Baht	2,361,068	U.S. Dollars	75,000	Bank of America	688
02/28/19	Indian Rupees	19,500,000	U.S. Dollars	273,377	Deutsche Bank	556
02/13/19	Philippine Pesos	2,996,832	U.S. Dollars	57,000	Goldman Sachs	452
05/02/19	Turkish Lira	384,824	U.S. Dollars	70,500	Bank of America	397
03/11/19	U.S. Dollars	27,472	Indian Rupees	1,947,523	HSBC	149
03/15/19	U.S. Dollars	27,465	Indian Rupees	1,949,000	HSBC	137
04/15/19	U.S. Dollars	27,472	Indian Rupees	1,957,852	HSBC	136
03/21/19	U.S. Dollars	1,091,968	Euro	950,000	Citibank	114
04/15/19	U.S. Dollars	27,478	Indian Rupees	1,960,000	Citibank	112
04/11/19	U.S. Dollars	15,934	Indian Rupees	1,134,526	HSBC	85
03/14/19	U.S. Dollars	13,750	Indian Rupees	977,223	HSBC	45
04/16/19	U.S. Dollars	1,414	Indian Rupees	101,000	Citibank	4

Total Unrealized Appreciation						$113,339

03/18/19	U.S. Dollars	21,977	Indian Rupees	1,573,000	Citibank	$ (70)
07/22/19	U.S. Dollars	17,032	Indian Rupees	1,241,000	HSBC	(79)
02/22/19	U.S. Dollars	19,236	Indian Rupees	1,375,000	JPMorgan Chase	(83)
02/20/19	U.S. Dollars	18,140	Indian Rupees	1,297,000	HSBC	(85)
03/20/19	U.S. Dollars	19,226	Indian Rupees	1,379,000	JPMorgan Chase	(96)
03/22/19	U.S. Dollars	16,484	Indian Rupees	1,185,000	JPMorgan Chase	(116)
05/06/19	South African Rand	2,077,000	U.S. Dollars	155,000	BNP	(171)
05/06/19	Philippine Pesos	7,331,800	U.S. Dollars	140,000	Barclays	(233)
04/16/19	Romanian Leus	110,363	U.S. Dollars	27,000	Bank of America	(377)
04/16/19	Romanian Leus	186,755	U.S. Dollars	45,500	BNP	(448)
04/16/19	U.S. Dollars	71,183	Romanian Leus	297,117	Goldman Sachs	(492)
02/28/19	U.S. Dollars	273,090	Indian Rupees	19,500,000	Deutsche Bank	(843)
03/04/19	U.S. Dollars	102,831	Colombian Pesos	324,741,715	Bank of America	(1,625)
06/03/19	U.S. Dollars	418,929	South Korean Won	466,000,000	HSBC	(1,636)
02/28/19	U.S. Dollars	245,293	Australian Dollars	340,000	Citibank	(1,951)

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/04/19	U.S. Dollars	472,441	South Korean Won	528,000,000	HSBC	$ (2,624)
04/08/19	U.S. Dollars	440,000	Taiwan Dollars	13,534,400	BNP	(2,708)
03/21/19	U.S. Dollars	244,510	Australian Dollars	340,000	Citibank	(2,806)
03/29/19	U.S. Dollars	500,000	Hungarian Forints	138,283,400	Citibank	(3,049)
04/30/19	U.S. Dollars	2,241,111	Euro	1,946,000	Bank of America	(3,593)
02/19/19	U.S. Dollars	400,000	Polish Zloty	1,502,393	BNP	(3,823)
03/28/19	U.S. Dollars	485,528	Romanian Leus	2,035,836	Goldman Sachs	(5,795)
07/31/19	U.S. Dollars	1,420,986	South Korean Won	1,579,000,000	HSBC	(6,932)
04/26/19	U.S. Dollars	1,945,956	Japanese Yen	211,290,000	Bank of America	(7,684)
03/28/19	Romanian Leus	2,035,836	U.S. Dollars	500,000	Bank of America	(8,677)
02/28/19	U.S. Dollars	1,075,183	Euro	945,000	Citibank	(8,845)
04/30/19	U.S. Dollars	667,543	Australian Dollars	930,000	Citibank	(9,320)
03/27/19	U.S. Dollars	419,289	Australian Dollars	590,000	Citibank	(9,912)
04/09/19	U.S. Dollars	358,000	Brazilian Reals	1,350,523	Barclays	(10,569)
04/09/19	U.S. Dollars	340,000	Brazilian Reals	1,285,775	BNP	(10,898)
04/26/19	U.S. Dollars	2,197,367	Japanese Yen	239,233,000	Citibank	(14,641)
04/29/19	U.S. Dollars	2,287,774	Euro	1,997,000	Citibank	(15,553)
04/30/19	U.S. Dollars	1,016,479	Australian Dollars	1,420,000	Bank of America	(17,011)
02/26/19	U.S. Dollars	1,123,518	Japanese Yen	124,233,000	Citibank	(19,165)
03/26/19	U.S. Dollars	1,126,002	Japanese Yen	124,234,000	Citibank	(19,544)
03/22/19	U.S. Dollars	1,031,917	Japanese Yen	115,000,000	Citibank	(28,094)
02/28/19	U.S. Dollars	1,018,731	Japanese Yen	115,000,000	Citibank	(39,181)

Total Unrealized Depreciation						$(258,729)

Net Unrealized Depreciation						$(145,390)

Interest Rate Swap Contracts outstanding at January 31, 2019:

Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.01% (Semi-annually)	3-Month LIBOR (Quarterly)	12/6/2028	USD	1,350,000	$(42,440)	$—	$(42,440)
2.85% (Semi-annually)	3-Month LIBOR (Quarterly)	1/16/2049	USD	750,000	(7,665)	—	(7,665)
2.72% (Semi-annually)	3-Month LIBOR (Quarterly)	1/16/2029	USD	1,740,000	(8,902)	—	(8,902)
3.08% (Semi-annually)	3-Month LIBOR (Quarterly)	12/6/2048	USD	600,000	(39,952)	—	(39,952)

Total					$(98,959)	$—	$(98,959)

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2019:

Exchange Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 31 (Pay Quarterly)	3.55	5.00%	12/20/2023	Deutsche Bank	USD	1,862,000	$122,728	$ 65,972	$ 56,756
Markit CDX North America High Yield Index Series 31 (Pay Quarterly)	3.55	5.00	12/20/2023	Credit Suisse	USD	1,862,000	122,501	79,787	42,714
Markit CDX North America High Yield Index Series 31 (Pay Quarterly)	3.55	5.00	12/20/2023	Goldman Sachs	USD	862,400	56,737	41,867	14,870
Total							$301,966	$187,626	$114,340

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals

Investments

Assets:

Investments in Securities:
Convertible Preferred Stocks	$—	$206,678	$—	$206,678
Convertible Bonds	—	1,336,229	—	1,336,229
Corporate Bonds	—	10,186,880	—	10,186,880
Foreign Government Inflation-Linked Bonds	—	197,093	—	197,093
Foreign Issuer Bonds	—	71,065,124	—	71,065,124
Term Loans	—	118,399	—	118,399
U.S. Government Agencies	—	8,345,000	—	8,345,000
U.S. Government Obligations	—	4,796,245	—	4,796,245
Short-Term Investments	5,220,642	1,786,828	—	7,007,470
Total Investments	$5,220,642	$98,038,476	$—	$103,259,118

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments

Assets:

Forward foreign currency exchange contracts	$—	$113,339	$—	$113,339
Swap agreements	—	114,340	—	114,340

Total Assets - Derivative Financial Instruments	$—	$227,679	$—	$227,679

Liabilities:
Forward foreign currency exchange contracts	$—	$(258,729)	$—	$(258,729)
Swap agreements	—	(98,959)	—	(98,959)

Total Liabilities - Derivative Financial Instruments	$—	$(357,688)	$—	$(357,688)

Total Derivative Financial Instruments	$—	$(130,009)	$—	$(130,009)

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments

Morningstar Unconstrained Allocation Fund

	Number of Shares	Value
Common Stocks – 18.9%

Advertising – 0.8%
Omnicom Group, Inc.	2,968	$231,148

Beverages – 1.0%
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,814	291,402

Commercial Services – 3.8%
Atlantia S.p.A. (Italy)	11,648	275,698
Bureau Veritas S.A. (France)	5,230	116,190
H&R Block, Inc.	10,601	250,077
Nielsen Holdings PLC	13,505	346,808
Transurban Group (Australia)	12,128	107,554
		1,096,327

Diversified Financial Services – 0.2%
Visa, Inc., Class A	375	50,629

Entertainment – 1.2%
International Game Technology PLC	21,650	354,194

Environmental Control – 1.2%
Stericycle, Inc.*	7,900	348,232

Gas – 0.6%
National Grid PLC (United Kingdom)	16,284	177,323

Healthcare - Products – 0.4%
Medtronic PLC (Ireland)	1,314	116,144

Healthcare - Services – 1.2%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	2,442	179,609
MEDNAX, Inc.*	4,627	167,081
		346,690

Internet – 0.3%
Alphabet, Inc., Class C*	78	87,077

Pharmaceuticals – 1.7%
CVS Health Corp.	2,051	134,443
McKesson Corp.	2,721	348,968
		483,411

Retail – 0.8%
Dollar Tree, Inc.*	1,073	103,899
Tapestry, Inc.	3,151	121,975
		225,874

	Number of Shares	Value

Semiconductors – 1.6%
IPG Photonics Corp.*	1,743	$231,819
KLA-Tencor Corp.	1,112	118,506
QUALCOMM, Inc.	2,347	116,223
		466,548

Software – 1.6%
Microsoft Corp.	1,104	115,291
Oracle Corp.	6,882	345,683
		460,974

Telecommunications – 1.4%
Cisco Systems, Inc.	1,169	55,282
SES S.A. (France)	17,494	356,550
		411,832

Transportation – 0.4%
Norfolk Southern Corp.	686	115,070

Water – 0.7%
United Utilities Group PLC (United Kingdom)	18,908	206,798
Total Common Stocks (Cost $5,382,941)		5,469,673
Investment Companies – 77.5%
BrandywineGLOBAL - Global Unconstrained Bond Fund Class I	319,393	3,708,150
iShares MSCI Europe Financials ETF	93,145	1,678,473
iShares MSCI Italy ETF	32,577	852,540
iShares MSCI United Kingdom ETF	36,118	1,137,356
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	46,622	1,134,242
Schwab Fundamental Emerging Markets Large Company Index ETF	142,930	4,090,657
Schwab U.S. TIPS ETF	44,826	2,423,293
VanEck Vectors Russia ETF	66,829	1,418,780
Vanguard Consumer Staples ETF	8,193	1,133,092
Vanguard FTSE Pacific ETF	65,374	4,255,847
Vanguard Health Care ETF	3,336	567,554
Total Investment Companies (Cost $22,026,355)		22,399,984

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

	Number of Shares	Value
Short-Term Investments – 4.0%
Northern Institutional Funds - Treasury Portfolio (Shares), 2.30%(a)	1,164,969	$1,164,969
Total Short-Term Investments (Cost $1,164,969)		1,164,969
Total Investments – 100.4% (Cost $28,574,265)		29,034,626

	Number of Shares	Value
Liabilities less Other Assets – (0.4)%		$ (109,732)
NET ASSETS – 100.0%		$28,924,894

(a)	7-day current yield as of January 31, 2019 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
TIPS	Treasury Inflation Protected Securities
UCITS	Undertakings for Collective Investment in Transferable Securities

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Investments in Securities:
Common Stocks	$3,758,549	$1,711,124	$—	$5,469,673
Investment Companies	22,399,984	—	—	22,399,984
Short-Term Investments	1,164,969	—	—	1,164,969
Total Investments	$27,323,502	$1,711,124	$—	$29,034,626

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments

Morningstar Alternatives Fund

	Number of Shares	Value
Long Positions – 103.1%
Common Stocks – 16.8%

Aerospace/Defense – 0.9%
Esterline Technologies Corp.*	2,089	$254,231
L3 Technologies, Inc.(a)	1,032	203,180
		457,411

Banks – 0.9%
Access National Corp.	741	17,495
MB Financial, Inc.	7,782	345,365
National Commerce Corp.*(a)	909	37,010
TCF Financial Corp.	2,926	64,840
		464,710

Biotechnology – 0.9%
Celgene Corp.*(a)(b)	1,613	142,686
Loxo Oncology, Inc.*(b)	1,059	248,441
Pacific Biosciences of California, Inc.*(a)	5,891	40,766
		431,893

Building Materials – 0.5%
USG Corp.(a)	5,312	229,213

Chemicals – 0.1%
Versum Materials, Inc.	1,962	72,143

Commercial Services – 1.2%
Nutrisystem, Inc.(a)	5,677	246,439
Poyry OYJ	2,466	28,832
Rent-A-Center, Inc.*(b)	6,279	109,882
Travelport Worldwide Ltd.(a)	14,030	219,710
		604,863

Computers – 0.3%
Dell Technologies, Inc., Class C*	122	5,928
Luxoft Holding, Inc.*(a)(b)	2,318	134,513
		140,441

Distribution/Wholesale – 0.2%
Ahlsell AB(c)	19,777	119,318

Diversified Financial Services – 0.3%
Investment Technology Group, Inc.(a)	5,648	170,908

Electric – 0.2%
Dominion Energy, Inc.	1,125	79,047

	Number of Shares	Value

Electronics – 0.3%
Electro Scientific Industries, Inc.*	3,865	$115,950
Sparton Corp.*	2,640	48,550
		164,500

Entertainment – 0.1%
Cherry AB, Class B*	3,425	32,389

Gas – 1.4%
Vectren Corp.	9,503	687,827

Healthcare - Services – 0.2%
Civitas Solutions, Inc.*(a)	4,902	86,912

Insurance – 1.4%
Aspen Insurance Holdings Ltd.(a)	6,618	276,169
Jardine Lloyd Thompson Group PLC	1,796	44,757
Navigators Group (The), Inc.(a)	4,613	321,987
TOWER Ltd.*	60,898	30,728
		673,641

Internet – 0.3%
Pandora Media LLC*	17,158	143,784

Leisure Time – 0.2%
Amer Sports OYJ*	2,085	92,549

Lodging – 0.3%
Belmond Ltd., Class A*(a)	6,102	152,062

Media – 2.0%
FOXA(d)(e)(f)	1,452	16,698
Tribune Media Co., Class A(a)	9,150	420,076
Twenty-First Century Fox, Inc., Class A(b)	11,312	557,795
		994,569

Mining – 0.3%
Goldcorp, Inc.(a)	14,073	157,477

Oil & Gas – 0.3%
Encana Corp.(a)	13,850	95,288
Rowan Cos. PLC, Class A*	576	7,022
WildHorse Resource Development Corp.*	3,059	51,911
		154,221

Packing & Containers – 0.1%
RPC Group PLC	7,167	74,625

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Pharmaceuticals – 0.2%
BTG PLC*	7,732	$84,376
Karo Pharma AB	6,715	28,687
		113,063

Pipelines – 0.2%
EnLink Midstream LLC	11,266	122,574

Real Estate Investment Trusts – 0.8%
InfraREIT, Inc.(a)	13,858	292,404
MedEquities Realty Trust, Inc.(a)	7,071	81,811
		374,215

Retail – 0.1%
Telepizza Group S.A.(c)	5,543	38,702

Semiconductors – 0.7%
Integrated Device Technology, Inc.*	6,723	328,419

Software – 2.3%
athenahealth, Inc.*	269	36,245
Dun & Bradstreet (The) Corp.	3,333	482,418
First Data Corp., Class A*	7,546	186,009
MINDBODY, Inc., Class A*	5,852	213,364
Red Hat, Inc.*(a)	1,326	235,816
		1,153,852

Transportation – 0.1%
Ceva Logistics A.G.*	1,036	31,358
Total Common Stocks (Cost $8,225,889)		8,346,686
Convertible Preferred Stocks
Banks – 0.5%
Bank of America Corp., 7.25%(a)	90	116,384
Wells Fargo & Co., 7.50%(a)	89	114,116
		230,500

Chemicals – 0.1%
A Schulman, Inc., 6.00%(a)	50	51,934

Computers – 0.2%
NCR Corp., 5.50%(a)(g)	75	80,723

Diversified Financial Services – 0.6%
AMG Capital Trust II, 5.15%(a)	3,037	151,850

	Number of Shares	Value

Diversified Financial Services (Continued)
Cowen, Inc., 5.63%(a)	80	$70,654
Virtus Investment Partners, Inc., 7.25%	945	78,643
		301,147

Electric – 0.4%
CenterPoint Energy, Inc. (Frankfurt Exchange),
7.00%	1,579	85,187
7.00%(a)	1,100	107,855
		193,042

Electrical Component & Equipment – 0.2%
Energizer Holdings, Inc., 7.50%(a)	865	89,528

Miscellaneous Manufacturing – 0.2%
Colfax Corp. (Stuttgart Exchange), 5.75%(a)	1,104	128,196

Oil & Gas – 0.1%
Nabors Industries Ltd., 6.00%	3,346	78,932

Real Estate Investment Trusts – 0.3%
iStar, Inc., 4.50%(a)	2,018	88,327
QTS Realty Trust, Inc., 6.50%(a)	585	61,021
		149,348

Savings & Loans – 0.2%
New York Community Capital Trust V, 6.00%(a)	2,000	93,800
Total Convertible Preferred Stocks (Cost $1,373,555)		1,397,150

	Par
Convertible Bonds
Aerospace/Defense – 0.2%
Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23(a)	$64,000	103,889

Auto Manufacturers – 0.2%
Navistar International Corp., 4.75%, 4/15/19(a)	77,000	77,097

Auto Parts & Equipment – 0.2%
Meritor, Inc., 3.25%, 10/15/37(a)	78,000	74,275

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par	Value

Banks – 0.2%
Hope Bancorp, Inc., 2.00%, 5/15/38(a)(c)	$111,000	$99,232

Biotechnology – 2.2%
Alder Biopharmaceuticals, Inc.,
2.50%, 2/01/25(a)	85,000	81,354
2.50%, 9/15/25(a)	86,000	76,110
AMAG Pharmaceuticals, Inc.,
3.25%, 6/01/22(a)	94,000	88,025
3.25%, 11/01/23(a)	52,000	54,189
Exact Sciences Corp.,
1.00%, 1/15/25(a)	80,000	110,910
1.00%, 11/15/21(a)	124,000	137,408
Innoviva, Inc., 2.12%, 1/15/23(a)	100,000	106,594
Insmed, Inc., 1.75%, 1/15/25(a)	79,000	71,448
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23(a)(c)	105,000	89,106
Medicines (The) Co., 2.75%, 7/15/23(a)	119,000	93,620
Novavax, Inc., 3.75%, 2/01/23(a)	100,000	67,328
Radius Health, Inc., 3.00%, 9/01/24	119,000	96,387
Verastem, Inc., 5.00%, 11/01/48(a)	50,000	41,190
		1,113,669

Building Materials – 0.3%
Cemex S.A.B. de C.V., 3.72%, 3/15/20(a)	76,000	74,799
Patrick Industries, Inc., 1.00%, 2/01/23(c)	107,000	88,743
		163,542

Commercial Services – 1.1%
Chegg, Inc., 0.25%, 5/15/23(a)(c)	111,000	157,728
FTI Consulting, Inc., 2.00%, 8/15/23(a)(c)	127,000	122,714
Huron Consulting Group, Inc., 1.25%, 10/01/19(a)	100,000	97,750
Square, Inc., 0.50%, 5/15/23(a)(c)	80,000	94,438
Team, Inc., 5.00%, 8/01/23	75,000	73,922
		546,552

Computers – 0.6%
Electronics For Imaging, Inc., 2.25%, 11/15/23(a)(c)	119,000	119,093

	Par	Value

Computers (Continued)
Pure Storage, Inc., 0.13%, 4/15/23(a)(c)	$78,000	$75,888
Rapid7, Inc., 1.25%, 8/01/23(a)(c)	71,000	83,469
		278,450

Diversified Financial Services – 0.7%
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(a)	46,000	41,601
Encore Capital Group, Inc.,
3.00%, 7/01/20(a)	50,000	46,987
3.00%, 8/01/20(a)	75,000	71,748
Encore Capital Group, Inc., 2.88%, 3/15/21(a)	47,000	41,457
Granite Point Mortgage Trust, Inc., 6.37%, 10/01/23(a)	25,000	25,325
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.12%, 9/01/22(a)	75,000	72,036
PRA Group, Inc., 3.50%, 6/01/23(a)	51,000	47,654
		346,808

Electric – 0.2%
NRG Energy, Inc., 2.75%, 6/01/48(c)	75,000	83,522

Electrical Component & Equipment – 0.2%
SunPower Corp., 4.00%, 1/15/23(a)	148,000	116,180

Electronics – 0.5%
II-VI, Inc., 0.25%, 9/01/22(a)	55,000	58,069
Knowles Corp., 3.25%, 11/01/21(a)	50,000	55,096
OSI Systems, Inc., 1.25%, 9/01/22	120,000	123,466
		236,631

Healthcare - Products – 0.4%
Insulet Corp., 1.25%, 9/15/21(a)	75,000	108,129
Wright Medical Group N.V., 2.25%, 11/15/21(a)	70,000	103,793
		211,922

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par	Value

Insurance – 0.5%
AXA S.A., 7.25%, 5/15/21(c)	$143,000	$135,278
MGIC Investment Corp., 9.00%, 4/01/63(a)(c)	105,000	134,306
		269,584

Internet – 1.6%
Ctrip.com International Ltd.,
1.25%, 9/15/22(a)	82,000	80,204
1.25%, 11/15/22(a)(c)	95,000	85,805
FireEye, Inc., 1.62%, 6/01/35(a)	58,000	53,368
MercadoLibre, Inc.,
2.00%, 8/15/28(a)(c)	60,000	62,286
2.00%, 12/01/21(a)	114,000	115,405
Pandora Media, Inc., 1.75%, 12/01/23	95,000	106,308
Perficient, Inc., 2.37%, 9/15/23(a)(c)	56,000	52,237
Vipshop Holdings Ltd., 1.50%, 3/15/19	79,000	78,368
Wayfair, Inc., 0.38%, 9/01/22(a)	141,000	171,063
		805,044

Investment Companies – 0.3%
New Mountain Finance Corp., 5.75%, 8/15/23(a)	48,000	48,365
Prospect Capital Corp., 4.75%, 4/15/20(a)	90,000	89,788
		138,153

Iron/Steel – 0.2%
Cleveland-Cliffs, Inc., 1.50%, 1/15/25(a)	75,000	107,438

Media – 0.4%
Liberty Interactive LLC, 3.50%, 1/15/31(a)	150,000	93,935
Liberty Media Corp., 2.25%, 12/01/48(a)(c)	111,000	114,025
		207,960

Mining – 0.2%
First Majestic Silver Corp., 1.88%, 3/01/23(a)(c)	127,000	118,720

Oil & Gas Services – 0.2%
Helix Energy Solutions Group, Inc., 4.13%, 9/15/23(a)	46,000	47,047
Newpark Resources, Inc., 4.00%, 12/01/21	66,000	75,722
		122,769

	Par	Value

Pharmaceuticals – 0.7%
Flexion Therapeutics, Inc., 3.38%, 5/01/24(a)	$48,000	$43,397
Horizon Pharma Investment Ltd., 2.50%, 3/15/22(a)	50,000	52,160
Ironwood Pharmaceuticals, Inc.,
2.25%, 6/15/22(a)	102,000	110,737
2.25%, 5/15/24(a)	52,000	70,501
Pacira Pharmaceuticals, Inc., 2.37%, 4/01/22(a)	55,000	54,553
		331,348

Pipelines – 0.2%
Cheniere Energy, Inc., 4.25%, 3/15/45(a)	150,000	111,562

Private Equity – 0.2%
Hercules Capital, Inc., 4.38%, 2/01/22(a)	78,000	75,381

Real Estate – 0.1%
Forestar Group, Inc., 3.75%, 3/01/20(a)	75,000	74,130

Real Estate Investment Trusts – 2.2%
Apollo Commercial Real Estate Finance, Inc.,
4.75%, 8/23/22(a)	42,000	40,609
4.75%, 3/15/23(a)	100,000	98,936
4.75%, 8/15/23	101,000	94,570
Apollo Commercial Real Estate Finance, Inc.,
5.38%, 10/15/23(a)	100,000	97,250
5.37%, 5/01/20(a)	110,000	108,774
Arbor Realty Trust, Inc., 5.25%, 7/01/21(a)(c)	79,000	79,197
Blackstone Mortgage Trust, Inc., 4.38%, 5/05/22(a)	100,000	99,246
IH Merger Sub LLC, 3.50%, 1/15/22(a)	103,000	112,177
iStar, Inc., 3.13%, 9/15/22	83,000	75,773
KKR Real Estate Finance Trust, Inc., 6.12%, 5/15/23(a)(c)	119,000	118,189
Redwood Trust, Inc., 5.62%, 7/15/24	55,000	54,146
Two Harbors Investment Corp., 6.25%, 1/15/22(a)	92,000	92,325
		1,071,192

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par	Value

Retail – 0.2%
EZCORP, Inc., 2.38%, 5/01/25(c)	$95,000	$79,186

Semiconductors – 0.9%
Cree, Inc., 0.88%, 9/01/23(a)(c)	120,000	128,301
Microchip Technology, Inc., 1.62%, 2/15/27(a)	170,000	181,900
Synaptics, Inc., 0.50%, 6/15/22(a)	79,000	70,515
Veeco Instruments, Inc., 2.70%, 1/15/23	60,000	49,223
		429,939

Software – 2.2%
Atlassian, Inc., 0.63%, 5/01/23(a)(c)	45,000	60,975
Avaya Holdings Corp., 2.25%, 6/15/23(a)(c)	50,000	45,479
Envestnet, Inc.,
1.75%, 12/15/19	75,000	77,655
1.75%, 6/01/23(a)(c)	74,000	77,350
Evolent Health, Inc.,
1.50%, 10/15/25(c)	127,000	111,074
1.50%, 11/15/22	56,000	80,479
j2 Global, Inc., 3.25%, 6/15/29(a)	130,000	155,746
Momo, Inc., 1.25%, 7/01/25(a)(c)	100,000	84,959
MongoDB, Inc., 0.75%, 6/15/24(a)(c)	50,000	74,480
New Relic, Inc., 0.50%, 5/01/23(a)(c)	50,000	57,130
Splunk, Inc., 1.12%, 9/15/25(a)(c)	127,000	136,680
Workday, Inc., 0.25%, 10/01/22(a)	82,000	110,841
		1,072,848

Telecommunications – 0.4%
CalAmp Corp., 2.00%, 8/01/25(a)(c)	111,000	88,487
Harmonic, Inc., 4.00%, 12/01/20(a)	40,000	45,067
NII Holdings, Inc., 4.25%, 8/15/23(c)	66,000	69,920
		203,474

Transportation – 0.6%
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/01/24(a)	137,000	147,324

		Par	Value

Transportation (Continued)
SEACOR Holdings, Inc., 3.25%, 5/15/30(a)		$102,000	$89,263
Ship Finance International Ltd., 4.87%, 5/01/23		44,000	42,307
			278,894
Total Convertible Bonds (Cost $8,736,287)			8,949,391

		Number of Shares

Master Limited Partnerships
Oil & Gas – 0.0%(h)
Antero Midstream Partners L.P.(a)		400	10,076
Total Master Limited Partnerships (Cost $11,354)			10,076

Investment Companies – 47.9%
Eaton Vance Global Macro Absolute Return Fund		2,306,224	19,787,400
ProShares UltraShort 20+Year Treasury		845	29,516
Vanguard Market Neutral Fund		346,742	3,918,188
Total Investment Companies (Cost $23,829,127)			23,735,104

Short-Term Investments – 17.5%
Northern Institutional Funds - Treasury Portfolio (Shares), 2.30%(i)		8,688,472	8,688,472
Total Short-Term Investments (Cost $8,688,472)			8,688,472

Rights
Pharmaceuticals – 0.0%
Corium International, Inc.*(d)		3,858	706
Total Rights (Cost $—)			706

Number of Contracts		Notional Amount
Purchased Options – 0.0%(h)
Call Options – 0.0%(h)
Bristol-Myers Squibb Co., Strike Price $50.00, Expires 2/01/19	2	9,874	54

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Number of Contracts		Notional Amount	Value

Call Options (Continued)
Strike Price $52.50, Expires 3/15/19	3	$14,811	$426
Strike Price $52.50, Expires 6/21/19	3	14,811	888
Strike Price $55.00, Expires 6/21/19	3	14,811	660
			2,028

Put Options – 0.0%(h)
Bristol-Myers Squibb Co.,
Strike Price $45.00, Expires 5/17/19	2	9,874	355
Strike Price $44.00, Expires 5/17/19	2	9,874	288
Celgene Corp.,
Strike Price $75.00, Expires 4/18/19	7	61,922	928
Strike Price $75.00, Expires 6/21/19	4	35,384	1,040
Loxo Oncology, Inc., Strike Price $200.00, Expires 3/15/19	5	117,300	200
Luxoft Holding, Inc., Strike Price $45.00, Expires 7/19/19	6	34,818	348
Tesaro, Inc.,
Strike Price $55.00, Expires 3/15/19	13	97,448	65
Strike Price $60.00, Expires 3/15/19	3	22,488	12
Twenty-First Century Fox, Inc. Class A, Strike Price $40.00, Expires 4/18/19	2	9,862	18
Walt Disney Co., Strike Price $100.00, Expires 3/15/19	10	11,520	500
			3,754
Total Purchased Options (Cost $8,997)			5,782
Total Long Positions – 103.1% (Cost $50,873,681)			51,133,367

		Number of Shares	Value
Short Positions – (11.7)%
Common Stocks – (11.6)%
Aerospace/Defense – (0.6)%
Aerojet Rocketdyne Holdings, Inc.*		(2,112)	(83,361)
Harris Corp.		(1,342)	(205,567)
			(288,928)

	Number of Shares	Value

Auto Parts & Equipment – (0.1)%
Meritor, Inc.*	(1,074)	$(22,210)

Banks – (0.9)%
CenterState Bank Corp.	(1,498)	(37,151)
Chemical Financial Corp.	(1,487)	(66,112)
Fifth Third Bancorp	(11,283)	(302,610)
Hope Bancorp, Inc.	(1,501)	(21,479)
Union Bankshares Corp.	(557)	(17,579)
		(444,931)

Biotechnology – (0.9)%
Alder Biopharmaceuticals, Inc.*	(2,938)	(41,367)
AMAG Pharmaceuticals, Inc.*	(1,924)	(31,496)
Exact Sciences Corp.*	(870)	(78,370)
Innoviva, Inc.*	(3,642)	(62,278)
Insmed, Inc.*	(1,291)	(31,384)
Ionis Pharmaceuticals, Inc.*	(1,164)	(67,512)
Ligand Pharmaceuticals, Inc.*	(174)	(20,549)
Medicines (The) Co.*	(996)	(23,018)
Novavax, Inc.*	(8,565)	(20,042)
Radius Health, Inc.*	(1,138)	(20,791)
Retrophin, Inc.*	(1,402)	(30,227)
Theravance Biopharma, Inc.*	(1,041)	(27,118)
Verastem, Inc.*	(3,168)	(10,391)
		(464,543)

Building Materials – (0.0)%(h)
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	(344)	(1,871)
Patrick Industries, Inc.*	(466)	(18,594)
		(20,465)

Commercial Services – (0.5)%
Chegg, Inc.*	(3,395)	(119,572)
FTI Consulting, Inc.*	(672)	(45,911)
Square, Inc., Class A*	(719)	(51,301)
Team, Inc.*	(2,074)	(29,741)
		(246,525)

Computers – (0.4)%
Electronics For
Imaging, Inc.*	(2,000)	(52,820)
NCR Corp.*	(1,950)	(52,163)
Pure Storage, Inc., Class A*	(1,667)	(29,856)
Rapid7, Inc.*	(1,212)	(48,698)
		(183,537)

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Diversified Financial Services – (0.4)%
Affiliated Managers Group, Inc.	(161)	$(16,897)
Cowen, Inc.*	(2,292)	(37,062)
Encore Capital Group, Inc.*	(1,123)	(33,173)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(326)	(7,364)
PRA Group, Inc.*	(750)	(22,132)
Virtus Investment Partners, Inc.	(644)	(57,941)
		(174,569)

Electric – (0.5)%
CenterPoint Energy, Inc.	(1,917)	(59,274)
Dominion Energy, Inc.	(1,125)	(79,020)
NRG Energy, Inc.	(1,100)	(45,001)
Vistra Energy Corp.*	(2,700)	(67,797)
		(251,092)

Electrical Component & Equipment – (0.1)%
Energizer Holdings, Inc.	(1,316)	(62,379)
SunPower Corp.*	(120)	(697)
		(63,076)

Electronics – (0.2)%
II-VI, Inc.*(a)	(713)	(27,065)
Knowles Corp.*	(1,571)	(24,508)
OSI Systems, Inc.*	(681)	(61,079)
		(112,652)

Entertainment – (0.1)%
Live Nation Entertainment, Inc.*	(831)	(44,467)

Healthcare - Products – (0.3)%
Insulet Corp.*	(1,041)	(84,519)
Wright Medical Group N.V.*	(2,818)	(84,089)
		(168,608)

Healthcare - Services – (0.1)%
Tivity Health, Inc.*	(1,214)	(27,024)

Insurance – (0.2)%
AXA Equitable Holdings, Inc.	(5,307)	(98,392)
MGIC Investment Corp.*	(518)	(6,464)
		(104,856)

Internet – (0.5)%
FireEye, Inc.*	(95)	(1,680)
MercadoLibre, Inc.*	(106)	(38,584)
Pandora Media LLC*	(6,198)	(51,939)

	Number of Shares	Value

Internet (Continued)
Perficient, Inc.*	(685)	$(17,474)
Wayfair, Inc., Class A*	(949)	(103,877)
Weibo Corp. ADR*	(280)	(16,985)
Zillow Group, Inc., Class C*	(918)	(32,213)
		(262,752)

Investment Companies – (0.0)%(h)
New Mountain Finance Corp.	(127)	(1,783)

Iron/Steel – (0.2)%
Cleveland-Cliffs, Inc.	(7,805)	(83,592)

Media – (0.4)%
Sirius XM Holdings, Inc.	(24,663)	(143,785)
Walt Disney (The) Co.(b)	(513)	(57,210)
		(200,995)

Mining – (0.4)%
First Majestic Silver Corp.*	(6,763)	(41,389)
Newmont Mining Corp.	(4,616)	(157,452)
		(198,841)

Miscellaneous Manufacturing – (0.2)%
Colfax Corp.*	(4,043)	(100,064)

Oil & Gas – (0.4)%
Chesapeake Energy Corp.*	(16,246)	(46,301)
Ensco PLC, Class A	(1,585)	(6,974)
Nabors Industries Ltd. (Tokyo Exchange)	(19,109)	(56,563)
Newfield Exploration Co.*	(5,184)	(94,763)
		(204,601)

Oil & Gas Services – (0.1)%
Helix Energy Solutions Group, Inc.*	(3,207)	(21,904)
Newpark Resources, Inc.*	(4,740)	(39,389)
		(61,293)

Pharmaceuticals – (0.4)%
Bristol-Myers Squibb Co.(b)	(1,125)	(55,541)
Flexion Therapeutics, Inc.*	(1,022)	(15,013)
Horizon Pharma PLC*	(785)	(16,870)
Ironwood Pharmaceuticals, Inc.*	(4,061)	(55,474)
Neurocrine Biosciences, Inc.*	(528)	(46,580)
Pacira Pharmaceuticals, Inc.*	(412)	(16,760)
		(206,238)

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Pipelines – (0.3)%
Antero Midstream GP L.P.	(730)	$(9,797)
Cheniere Energy, Inc.*	(300)	(19,695)
EnLink Midstream LLC	(11,266)	(122,574)
		(152,066)

Real Estate Investment Trusts – (0.5)%
Apollo Commercial Real Estate Finance, Inc.	(450)	(8,190)
Arbor Realty Trust, Inc.	(627)	(7,499)
Blackstone Mortgage Trust, Inc., Class A	(340)	(11,727)
Invitation Homes, Inc.	(2,575)	(57,912)
iStar, Inc.	(5,917)	(56,744)
KKR Real Estate Finance Trust, Inc.	(209)	(4,310)
Omega Healthcare Investors, Inc.	(1,660)	(66,715)
QTS Realty Trust, Inc., Class A	(858)	(36,130)
Redwood Trust, Inc.	(301)	(4,855)
Two Harbors Investment Corp.	(571)	(8,331)
		(262,413)

Retail – (0.1)%
EZCORP, Inc., Class A*	(3,882)	(36,180)

Semiconductors – (0.6)%
Cree, Inc.*	(1,301)	(65,609)
Entegris, Inc.	(2,197)	(72,611)
Microchip Technology, Inc.	(1,846)	(148,363)
Synaptics, Inc.*	(422)	(16,796)
Veeco Instruments, Inc.*	(359)	(3,522)
		(306,901)

Software – (1.6)%
Atlassian Corp. PLC, Class A*	(419)	(41,229)
Avaya Holdings Corp.*	(1,117)	(18,888)
Envestnet, Inc.*	(1,024)	(55,552)
Evolent Health, Inc., Class A*	(2,276)	(40,240)

	Number of Shares	Value
Software (Continued)
Fiserv, Inc.*	(2,289)	$(189,827)
j2 Global, Inc.	(1,355)	(101,842)
Microsoft Corp.	(28)	(2,924)
Momo, Inc. ADR*	(727)	(22,123)
MongoDB, Inc.*	(608)	(56,155)
New Relic, Inc.*	(311)	(31,613)
RealPage, Inc.*	(1,076)	(60,008)
Splunk, Inc.*	(580)	(72,407)
Workday, Inc., Class A*	(424)	(76,969)
		(769,777)

Telecommunications – (0.3)%
CalAmp Corp.*	(2,045)	(29,468)
Harmonic, Inc.*	(4,454)	(23,562)
Motorola Solutions, Inc.	(654)	(76,459)
NII Holdings, Inc.*	(7,435)	(36,060)
		(165,549)

Transportation – (0.3)%
Atlas Air Worldwide Holdings, Inc.*	(1,612)	(85,791)
SEACOR Holdings, Inc.*	(701)	(29,014)
Ship Finance International Ltd.	(1,456)	(17,705)
		(132,510)
Total Common Stocks (Proceeds $(5,509,005))		(5,763,038)
Investment Companies – (0.1)%
Invesco QQQ Trust Series 1	(283)	(47,589)
Total Investment Companies (Proceeds $(45,856))		(47,589)
Total Short Positions – (11.7)% (Proceeds $(5,554,861))		(5,810,627)

Liabilities less Other Assets – (3.1)%		(1,537,381)

NET ASSETS – 100.0%		$49,595,986

(a)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.

(b)	Security represents underlying investment on open options contracts.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(d)	Security is valued at fair value by the Pricing Committee (see Note 4 in Notes to Schedule of Investments).

(e)	Level 3 asset.

(f)	When-Issued Security.

(g)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

(h)	Amount rounds to less than 0.05%.
(i)	7-day current yield as of January 31, 2019 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

Forward Foreign Currency Contracts outstanding at January 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/15/19	Canadian Dollars	95,810	U.S. Dollars	71,848	Morgan Stanley	$ 1,141
03/15/19	U.S. Dollars	105,829	Swedish Kronor	945,000	Morgan Stanley	1,044
03/15/19	Euro	157,100	U.S. Dollars	179,753	Morgan Stanley	706
03/15/19	U.S. Dollars	34,480	Swiss Francs	33,900	Morgan Stanley	254
03/15/19	U.S. Dollars	78,454	Euro	68,110	Morgan Stanley	217
03/15/19	U.S. Dollars	28,310	British Pounds	21,500	Morgan Stanley	51
03/15/19	New Zealand Dollars	3,100	U.S. Dollars	2,116	Morgan Stanley	28
03/15/19	Swedish Kronor	246,900	U.S. Dollars	27,361	Morgan Stanley	16
03/15/19	Swiss Francs	700	U.S. Dollars	706	Morgan Stanley	— *

Total Unrealized Appreciation						$3,457

03/15/19	Swedish Kronor	1,500	U.S. Dollars	167	Morgan Stanley	$ (1)
03/15/19	Swiss Francs	2,100	U.S. Dollars	2,158	Morgan Stanley	(38)
03/15/19	U.S. Dollars	94,173	Swedish Kronor	852,800	Morgan Stanley	(389)
03/15/19	U.S. Dollars	32,524	New Zealand Dollars	47,600	Morgan Stanley	(407)
03/15/19	U.S. Dollars	252,988	Euro	220,840	Morgan Stanley	(687)
03/15/19	U.S. Dollars	71,720	Canadian Dollars	95,810	Morgan Stanley	(1,269)
03/15/19	U.S. Dollars	190,053	British Pounds	147,900	Morgan Stanley	(4,348)

Total Unrealized Depreciation						$(7,139)

Net Unrealized Depreciation						$(3,682)

*Amount rounds to less than one.

Written Call Option Contracts outstanding at January 31, 2019:

Exchange Traded

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value
Loxo Oncology, Inc.	Morgan Stanley	4	USD	(93,840)	USD	240.00	3/15/2019	$ (60)
Rent-A-Center, Inc.	Morgan Stanley	7	USD	(12,250)	USD	33.00	2/15/2019	(970)
Walt Disney Co.	Morgan Stanley	2	USD	(2,304)	USD	110.00	2/15/2019	(640)

Total Written Call Options Contracts (Premiums Received $ 1,559)								$(1,670)

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Investments in Securities:
Common Stocks	$7,953,588	$376,400	$16,698	$8,346,686
Convertible Preferred Stocks	1,228,100	169,050	—	1,397,150
Convertible Bonds	—	8,949,391	—	8,949,391
Master Limited Partnerships	10,076	—	—	10,076
Investment Companies	23,735,104	—	—	23,735,104
Short-Term Investments	8,688,472	—	—	8,688,472
Rights	—	706	—	706
Purchased Options	5,782	—	—	5,782

Total Assets – Investments at value	$41,621,122	$9,495,547	$16,698	$51,133,367

Liabilities:
Common Stocks	$(5,763,038)	$—	$—	$(5,763,038)
Investment Companies	(47,589)	—	—	(47,589)

Total Liabilities – Investments at value	$(5,810,627)	$—	$—	$(5,810,627)

Total Investments	$35,810,495	$9,495,547	$16,698	$45,322,740

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$ —	$ 3,457	$—	$ 3,457

Total Assets - Derivative Financial Instruments	$ —	$ 3,457	$—	$ 3,457

Liabilities:
Forward foreign currency exchange contracts	$ —	$(7,139)	$—	$(7,139)
Written Options	(1,670)	—	—	(1,670)

Total Liabilities - Derivative Financial Instruments	$(1,670)	$(7,139)	$—	$(8,809)

Total Derivative Financial Instruments	$(1,670)	$(3,682)	$—	$(5,352)

See Notes to Schedule of Investments.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Notes to Schedule of Investments

1. Organization

Morningstar Funds Trust (the “Trust”) was organized as a Delaware statutory trust on March 1, 2017. The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.

The Trust is currently authorized to offer shares in nine separate series (each a “Fund” and collectively, the “Funds”):

Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Unconstrained Allocation Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund

Each Fund represents a distinct portfolio with its own investment objectives and is a separate legal entity. Each Fund, except for the Morningstar Multisector Bond Fund, is classified and operates as a diversified fund under the 1940 Act. The Morningstar Multisector Bond Fund is classified as nondiversified. Morningstar Investment Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective of each Fund is as follows:

Fund	Investment Objective
Morningstar U.S. Equity Fund	Long-term capital appreciation
Morningstar International Equity Fund	Long-term capital appreciation
Morningstar Global Income Fund	Current income generation and long-term capital appreciation
Morningstar Total Return Bond Fund	Total return maximization, income generation and capital preservation
Morningstar Municipal Bond Fund	Tax-exempt income generation and capital preservation
Morningstar Defensive Bond Fund	Capital preservation
Morningstar Multisector Bond Fund	Total return through a combination of current income generation and capital appreciation
Morningstar Unconstrained Allocation Fund	Long-term capital appreciation over a full market cycle
Morningstar Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of investments: All securities and other investments are valued at their estimated fair value, as described in Note 4.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

3. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees of Morningstar Funds Trust (“the Board”). Pursuant to those procedures, the Pricing Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day,

Morningstar Funds Trust    January 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. To reflect their fair value, short-term securities with 60 days or less remaining to maturity may, unless conditions indicate otherwise, utilize amortized cost to maturity based on their cost to the Fund.

The securities in a Fund, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

Each Fund may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above. Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter (“OTC”) market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2.

Morningstar Funds Trust    January 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

Since trading in many foreign securities is normally completed before the time at which a Fund calculates its NAV, the effect on the value of such securities held by a Fund of events that occur between the close of trading in the security and the time at which the Fund prices its securities would not be reflected in the Fund’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Funds’ Schedule of Investments as being “fair valued”.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and

Morningstar Funds Trust    January 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral).

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV.

Fair Valuation Hierarchy: The FASB’s “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

•	Level 1 – quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open-end investment companies)

•

Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs

•	Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments)

Morningstar Funds Trust    January 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

4. Financial Derivative Instruments

Certain Funds may invest in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective. The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP.

Forward Foreign Currency Exchange Contracts: Certain Funds may buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Futures Contracts: Certain Funds may invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the

Morningstar Funds Trust    January 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Swaptions: Certain Funds may purchase and write options on swaps (“swaptions”) to manage exposure to fluctuations in interest rates, to enhance yield or to manage exposure to an underlying instrument. A swaption is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new swap. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Schedule of Investments, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation). The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Credit Default Swap Contracts: Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and

Morningstar Funds Trust    January 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Changes in market value are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risk of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds may enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

5. Subsequent Events

Management has evaluated subsequent events for the Funds through the date this report was issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust

By:	/s/ Daniel E. Needham
Daniel E. Needham, President (Principal Executive Officer)

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Needham
Daniel E. Needham, President (Principal Executive Officer)

Date:	March 29, 2019

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer (Principal Financial Officer)

Date:	March 29, 2019